        As filed with the Securities and Exchange Commission on June 30, 1997
                                                      1933 Act File No. 33-97572
                                                      1940 Act File No. 811-9100

--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
--------------------------------------------------------------------------------

                                      FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                            Post-Effective Amendment No. 4

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                                   Amendment No. 5

--------------------------------------------------------------------------------
                                RCM EQUITY FUNDS, INC.
                               Four Embarcadero Center
                           San Francisco, California  94111
                                    (415) 954-5400
--------------------------------------------------------------------------------

                   John E. Pelletier, Vice President and Secretary
                                RCM EQUITY FUNDS, INC.
                               Four Embarcadero Center
                           San Francisco, California  94111
                                    (800) 726-7240

                       (Name and Address of Agent for Service)

                                      Copies to:
Timothy B. Parker, Deputy General Counsel            Michael Glazer
   RCM Capital Management, L.L.C.          Paul, Hastings, Janofsky & Walker LLP
      Four Embarcadero Center                     555 South Flower Street
San Francisco, California  94111              Los Angeles, California  90071


The Registrant has filed a declaration pursuant to Rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933. On February 28, 1997 the Registrant filed its 24f-2 Notice for its fiscal year ended
December 31, 1996.

         It is proposed that this filing will become effective:
         [X]  Immediately upon filing pursuant to paragraph (b)
         [ ]  On _________________ pursuant to paragraph (b)
         [ ]  60 days after filing pursuant to paragraph (a)(1)
         [ ]  On _________________ pursuant to paragraph (a)(1) of rule 485
         [ ]  75 days after filing pursuant to paragraph (a)(2)
         [ ]  On _________________ pursuant to paragraph (a)(2) of rule 485

                        RCM EQUITY FUNDS, INC.
                      RCM GLOBAL TECHNOLOGY FUND
                         CROSS REFERENCE SHEET
          BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



ITEM NUMBER OF PART A OF FORM N-1A                   CAPTIONS IN PROSPECTUS

  1.   Cover Page                                    Cover Page
  2.   Synopsis                                      Prospectus Summary, Summary of Fees and
                                                     Expenses
  3.   Condensed Financial Information               Financial Highlights
  4.   General Description of Registrant             General Information, Investment Objective
                                                     and Policies; Investment and Risk
                                                     Considerations
  5.   Management of the Fund                        Organization and Management
  5A.  Management's Description of Fund              *
       Performance
  6.   Capital Stock and Other Securities            General Information; Dividends,
                                                     Distributions and Taxes
  7.   Purchase of Securities Being Offered          How to Purchase Shares; Organization and
                                                     Management
  8.   Redemption or Repurchase                      Redemption of Shares
  9.   Pending Legal Proceedings                     *


------------------

*Not applicable

                        RCM EQUITY FUNDS, INC.
                      RCM GLOBAL TECHNOLOGY FUND
                         CROSS REFERENCE SHEET
          BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              (CONTINUED)



ITEM NUMBER OF PART B OF FORM N-1A                   CAPTIONS IN PROSPECTUS AND STATEMENT
                                                     OF ADDITIONAL INFORMATION

  10.  Cover Page                                    Cover Page
  11.  Table of Contents                             Table of Contents
  12.  General Information and History               *
  13.  Investment Objectives and Policies            Investment Objective and Policies;
                                                     Investment and Risk Considerations;
                                                     Investment Restrictions
  14.  Management of the Fund                        Directors and Officers
  15.  Control Persons and Principal Holders of      Description of Capital Shares; Directors and
       Securities                                    Officers
  16.  Investment Advisory and Other Services        The Investment Manager; Additional
                                                     Information
  17.  Brokerage Allocation                          Execution of Portfolio Transactions
  18.  Capital Stock and Other Securities            Description of Capital Stock
  19.  Purchase, Redemption and Pricing of           How to Purchase Shares
       Securities Being Offered
  20.  Tax Status                                    Dividends, Distributions and Taxes
  21.  Underwriters                                  The Distributor
  22.  Calculation of Performance Data               Investment Results
  23.  Financial Statements                          Additional Information


                                RCM EQUITY FUNDS, INC.
                             RCM GLOBAL HEALTH CARE FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



ITEM NUMBER OF PART A OF FORM N-1A                             CAPTIONS IN PROSPECTUS

  1.   Cover Page                                              Cover Page
  2.   Synopsis                                                Prospectus Summary, Summary of Fees and Expenses
  3.   Condensed Financial Information                         Financial Highlights
  4.   General Description of Registrant                       General Information, Investment Objective
                                                               and Policies; Investment and Risk
                                                               Considerations
  5.   Management of the Fund                                  Organization and Management
  5A.  Management's Description of Fund Performance            *
  6.   Capital Stock and Other Securities                      General Information; Dividends, Distributions and Taxes
  7.   Purchase of Securities Being Offered                    How to Purchase Shares; Organization and Management
  8.   Redemption or Repurchase                                Redemption of Shares
  9.   Pending Legal Proceedings                               *


--------------------

*Not applicable

                                RCM EQUITY FUNDS, INC.
                             RCM GLOBAL HEALTH CARE FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                     (CONTINUED)



ITEM NUMBER OF PART B OF FORM N-1A                             CAPTIONS IN PROSPECTUS AND STATEMENT
                                                               OF ADDITIONAL INFORMATION

  10.  Cover Page                                              Cover Page
  11.  Table of Contents                                       Table of Contents
  12.  General Information and History                         *
  13.  Investment Objectives and Policies                      Investment Objective and Policies;
                                                               Investment and Risk Considerations;
                                                               Investment Restrictions
  14.  Management of the Fund                                  Directors and Officers
  15.  Control Persons and Principal Holders of                Description of Capital Shares; Directors and
       Securities                                              Officers
  16.  Investment Advisory and Other Services                  The Investment Manager; Additional
                                                               Information
  17.  Brokerage Allocation                                    Execution of Portfolio Transactions
  18.  Capital Stock and Other Securities                      Description of Capital Stock
  19.  Purchase, Redemption and Pricing of                     How to Purchase Shares
       Securities Being Offered
  20.  Tax Status                                              Dividends, Distributions and Taxes
  21.  Underwriters                                            The Distributor
  22.  Calculation of Performance Data                         Investment Results
  23.  Financial Statements                                    Additional Information


                                RCM EQUITY FUNDS, INC.
                              RCM GLOBAL SMALL CAP FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



ITEM NUMBER OF PART A OF FORM N-1A                             CAPTIONS IN PROSPECTUS

  1.   Cover Page                                              Cover Page
  2.   Synopsis                                                Prospectus Summary, Summary of Fees and
                                                               Expenses
  3.   Condensed Financial Information                         Financial Highlights
  4.   General Description of Registrant                       General Information, Investment Objective
                                                               and Policies; Investment and Risk
                                                               Considerations
  5.   Management of the Fund                                  Organization and Management
  5A.  Management's Description of Fund                        *
       Performance
  6.   Capital Stock and Other Securities                      General Information; Dividends,
                                                               Distributions and Taxes
  7.   Purchase of Securities Being Offered                    How to Purchase Shares; Organization and
                                                               Management
  8.   Redemption or Repurchase                                Redemption of Shares
  9.   Pending Legal Proceedings                               *


-------------------

*Not applicable

                        RCM EQUITY FUNDS, INC.
                       RCM GLOBAL SMALL CAP FUND
                         CROSS REFERENCE SHEET
          BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              (CONTINUED)




ITEM NUMBER OF PART B OF FORM N-1A                   CAPTIONS IN PROSPECTUS AND STATEMENT
                                                     OF ADDITIONAL INFORMATION

  10.  Cover Page                                    Cover Page
  11.  Table of Contents                             Table of Contents
  12.  General Information and History               *
  13.  Investment Objectives and Policies            Investment Objective and Policies;
                                                     Investment and Risk Considerations;
                                                     Investment Restrictions
  14.  Management of the Fund                        Directors and Officers
  15.  Control Persons and Principal Holders of      Description of Capital Shares; Directors and
       Securities                                    Officers

  16.  Investment Advisory and Other Services        The Investment Manager; Additional
                                                     Information
  17.  Brokerage Allocation                          Execution of Portfolio Transactions
  18.  Capital Stock and Other Securities            Description of Capital Stock
  19.  Purchase, Redemption and Pricing of           How to Purchase Shares
       Securities Being Offered
  20.  Tax Status                                    Dividends, Distributions and Taxes
  21.  Underwriters                                  The Distributor
  22.  Calculation of Performance Data               Investment Results
  23.  Financial Statements                          Additional Information


------------------

*Not applicable

                        RCM EQUITY FUNDS, INC.
                       RCM LARGE CAP GROWTH FUND
                         CROSS REFERENCE SHEET
          BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



ITEM NUMBER OF PART A OF FORM N-1A                   CAPTIONS IN PROSPECTUS

  1.   Cover Page                                    Cover Page
  2.   Synopsis                                      Prospectus Summary, Summary of Fees and
                                                     Expenses
  3.   Condensed Financial Information               Financial Highlights
  4.   General Description of Registrant             General Information, Investment Objective
                                                     and Policies; Investment and Risk
                                                     Considerations
  5.   Management of the Fund                        Organization and Management
  5A.  Management's Description of Fund              *
       Performance
  6.   Capital Stock and Other Securities            General Information; Dividends,
                                                     Distributions and Taxes
  7.   Purchase of Securities Being Offered          How to Purchase Shares; Organization and
                                                     Management
  8.   Redemption or Repurchase                      Redemption of Shares
  9.   Pending Legal Proceedings                     *


------------------

*Not applicle

                        RCM EQUITY FUNDS, INC.
                       RCM LARGE CAP GROWTH FUND
                         CROSS REFERENCE SHEET
          BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              (CONTINUED)



ITEM NUMBER OF PART B OF FORM N-1A                   CAPTIONS IN PROSPECTUS AND STATEMENT
                                                     OF ADDITIONAL INFORMATION

  10.  Cover Page                                    Cover Page
  11.  Table of Contents                             Table of Contents
  12.  General Information and History               *
  13.  Investment Objectives and Policies            Investment Objective and Policies;
                                                     Investment and Risk Considerations;
                                                     Investment Restrictions
  14.  Management of the Fund                        Directors and Officers
  15.  Control Persons and Principal Holders of      Description of Capital Shares; Directors and
       Securities                                    Officers

  16.  Investment Advisory and Other Services        The Investment Manager; Additional
                                                     Information
  17.  Brokerage Allocation                          Execution of Portfolio Transactions
  18.  Capital Stock and Other Securities            Description of Capital Stock
  19.  Purchase, Redemption and Pricing of           How to Purchase Shares
       Securities Being Offered
  20.  Tax Status                                    Dividends, Distributions and Taxes
  21.  Underwriters                                  The Distributor
  22.  Calculation of Performance Data               Investment Results
  23.  Financial Statements                          Additional Information


                              RCM GLOBAL TECHNOLOGY FUND

                                     OFFERED BY:

                                RCM EQUITY FUNDS, INC.

                               FOUR EMBARCADERO CENTER
                           SAN FRANCISCO, CALIFORNIA 94111
                                    (800) 726-7240

                THIS PROSPECTUS RELATES TO RCM GLOBAL TECHNOLOGY FUND,
             WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED SECURITIES OF
                      DOMESTIC AND FOREIGN TECHNOLOGY COMPANIES

                                   ---------------

RCM GLOBAL TECHNOLOGY FUND (THE "FUND") is a non-diversified series of RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

The Fund's investment objective is to seek long-term appreciation of capital, primarily through investment in equity and equity-related securities of domestic and foreign technology companies. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. (See INVESTMENT OBJECTIVE AND POLICIES.)

Investments in equity and equity-related securities of domestic and foreign technology companies involve significant risks, some of which are not typically associated with investments in securities of domestic issuers or issuers engaged in other types of business. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT AND RISK CONSIDERATIONS.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated June 30, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.

                                   ---------------

                     The date of this Prospectus is June 30, 1997

TABLE OF CONTENTS


                                                                           PAGE

Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

Summary of Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . .   4

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .   7

Investment and Risk Considerations . . . . . . . . . . . . . . . . . . . .  13

Organization and Management. . . . . . . . . . . . . . . . . . . . . . . .  16

How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Stockholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

Investment Results . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . .  26

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

















NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

RCM GLOBAL TECHNOLOGY FUND
PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus:

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of domestic and foreign technology companies. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT OBJECTIVE AND POLICIES.)

WHAT DOES THE FUND INVEST IN?

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity and equity-related securities of technology companies. Technology companies are issuers whose revenues are primarily generated by technology products, including, but not limited to, computers and peripheral products, software, electronic components and systems, communications equipment and services, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace products and services. Investments may also include companies that should significantly benefit from the commercialization of technological advances even if they are not directly involved in research and development.

DOES THE FUND INVEST GLOBALLY?

The Fund may invest up to 50% of the value of its total assets in equity and equity-related securities of foreign issuers, including emerging market issuers. Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in Japan. The Fund may invest up to 20% of the value of its total assets in securities of companies organized or headquartered in emerging market countries. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. Investment in emerging markets may involve greater risks than investments in other foreign markets, as a result of factors such as less developed economic and legal structures, less stable political systems, and less liquid securities markets.

SHOULD I INVEST IN THE FUND?

The Fund believes that there are attractive investment opportunities in the technology sector. In the United States, as well as internationally, technology companies have grown faster than the general economy for decades. The Fund's investment manager believes that this trend can continue. Yet, the stocks of individual technology companies can be very volatile, and analyzing individual companies can be time-intensive. A global technology fund offers experienced professional management to investors who wish to invest in a diversified global portfolio of technology stocks.

The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

WHO OPERATES THE FUND?

The Fund's investment manager is RCM Capital Management, L.L.C. ("RCM" or the "Investment Manager"), a registered investment adviser with principal offices in San Francisco, California. RCM and its predecessors have over 25 years of experience in investing in equity securities. RCM currently provides investment management services to institutional and individual clients and registered investment companies with aggregate assets in excess of $26 billion. (See ORGANIZATION AND MANAGEMENT.) The custodian of the Fund's assets is State Street Bank and Trust Company.

WHAT ARE SOME OF THE POTENTIAL INVESTMENT RISKS?

Investment in equity and equity-related securities of technology companies involves significant risks, some of which are not typically associated with investment in securities of other issuers. These include substantial competitive and pricing pressures, rapid product obsolescence, dependence on extensive research and development, and sensitivity to changes in governmental regulations and policies.

The Fund's investments will be focused in the technology sector of the United States and foreign economies. As a result of the Fund's focus on a single sector, the Fund's net asset value may be more volatile in price than the net asset value of a fund with a more broadly diversified portfolio.

Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to United States issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets generally are higher than in the United States.

DOES THE FUND HEDGE ITS INVESTMENTS?

The Fund may use a variety of techniques to hedge its investment and other
risks.   These include currency management techniques; options on securities, indices and currencies; financial and foreign currency futures contracts and options; and currency swaps. Each of these hedging techniques also involves certain risks. (See INVESTMENT OBJECTIVE AND POLICIES and INVESTMENT AND RISK CONSIDERATIONS.)

IS THERE A MINIMUM INVESTMENT?

There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

CAN I REDEEM SHARES AT ANY TIME?

You may redeem your shares at any time at their net asset value, without a redemption charge. (See REDEMPTION OF
SHARES.)

SUMMARY OF FEES AND EXPENSES

WHAT EXPENSES WILL THE FUND INCUR?

The following information is designed to help you understand various costs and expenses of the Fund that an investor may bear directly or indirectly. The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

STOCKHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases (as a
percentage of offering price)*                         5.00%

Sales load imposed on reinvested dividends             None

Deferred sales loads                                   None

Redemption fees                                        None


Annual Fund Operating Expenses
------------------------------

Investment management fees                             1.00%

Rule 12b-1 expenses                                    None

Other expenses
(after expense reduction**)                            0.75%

Total Fund operating expenses
(after expense reduction**)                            1.75%


Example of Portfolio Expenses          1 Year        3 Years
-----------------------------          ------        -------

You would pay the following total
expenses on a $1,000 investment,
assuming (1) a 5% annual
return and (2) redemption
at the end of each time period            $67           $102

* Sales charges are reduced on a sliding scale for increasing amounts of purchase at the public offering price, and are waived for certain persons. (See HOW TO PURCHASE SHARES.)

**   The Investment Manager has voluntarily agreed, until at least December
31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.75% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND MANAGEMENT.) Other expenses and total Fund operating expenses for the year ended December 31, 1996, without expense reduction, would have been 6.75% and 7.75%, respectively, of the Fund's average daily net assets.

In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions will be reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase of Fund shares is higher. (See HOW TO PURCHASE SHARES.)

For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their opinion appearing in the Fund's 1996 Annual Report to Shareholders (which has been incorporated herein by reference). This information should be read in conjunction with the financial statements and related notes, which are included in the Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders is available, upon request, by calling the Fund at (800) 726-7240 or by writing the Fund at Four Embarcadero Center, San Francisco, California 94111.

Selected data for each share of capital stock outstanding are as follows:


                                                          December 27, 1995
                                                          (commencement of
                                         Year ended         operations) to
                                      December 31, 1996+  December 31, 1995
                                      -----------------   -----------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period          10.04        $      10.00
                                       ------------        ------------

Net investment loss*                          (0.15)++             -

Net realized and unrealized gain
  on investments*                              2.80                0.04
                                       ------------        ------------
Net increase in net asset value
  resulting from investment
  operations*                                  2.65                0.04
                                       ------------        ------------
Distributions from net realized
  gains on investments                        (0.90)               -
                                       ------------        ------------

NET ASSET VALUE, END OF PERIOD         $      12.60        $      10.04
                                       ------------        ------------
                                       ------------        ------------

TOTAL RETURN**                                26.41%               0.40%
                                       ------------        ------------
                                       ------------        ------------
RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid
  per share(a)                         $     0.0599        $        -
                                       ------------        ------------
                                       ------------        ------------

Net assets, end of period (in 000's)   $      5,117        $        954
                                       ------------        ------------
                                       ------------        ------------
Ratio of expenses to average
  net assets                                   1.73%++     $       0.00%(b)
                                       ------------        ------------
                                       ------------        ------------
Ratio of net investment loss to
  average net assets                          (1.34%)++           (0.02%)(b)
                                       ------------        ------------
                                       ------------        ------------

Portfolio turnover                           155.58%               0.00%(b)
                                       ------------        ------------
                                       ------------        ------------

--------------------

+      On June 14, 1996, RCM Capital Management, L.L.C. became the
       Investment Manager.

++ Includes reimbursement by the Investment Manager of certain ordinary operating expenses equal to $0.70* per share.
       Without such reimbursement, the ratio of expenses to average net assets would have been 7.75% and the ratio of net investment loss to average net assets would have been (7.36%).

*      Calculated using the average share method.

** Total return measures the change in value of an investment over the period indicated.

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.

(b) Not annualized. Fund was in operation for five days, ratios are not meaningful.


INVESTMENT OBJECTIVE AND POLICIES

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of domestic and foreign technology companies. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in such securities. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

HOW DOES THE FUND SELECT SECURITIES FOR ITS PORTFOLIO?

The Fund intends to invest primarily in equity and equity-related securities of high quality growth companies. In most cases, these companies will have one or more of the following characteristics: superior management; strong balance sheets; differentiated or superior products or services; substantial capacity for growth in revenue, through either an expanding market or through expanding market share; strong commitment to research and development; or a steady stream of new products or services.

The Investment Manager will seek to identify companies throughout the world that are expected to have higher-than-average rates of growth and strong potential for capital appreciation relative to the potential downside risk of an investment. While the Fund will emphasize investments in growth companies, the Fund also expects to invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies, if the Investment Manager believes that such companies have above-average growth potential. In determining whether securities of particular issuers are believed to have the potential for capital appreciation, the Investment Manager will evaluate the fundamental value of each enterprise, as well as its prospects for growth. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in equity and equity-related securities to those issuers with a record of dividend payments.

There is no limitation on the market capitalization of the companies in which the Fund will invest. However, as of the date of this Prospectus, the Investment Manager intends to invest primarily in equity and equity-related securities of companies with market capitalizations in excess of $500 million, and does not intend to invest more than 15% of the value of the Fund's total assets in securities of companies with market capitalizations below $100 million at the time of purchase.

WHAT ARE TECHNOLOGY COMPANIES?

Technology companies are issuers whose revenues are primarily generated by technology products, including but not limited to computers and peripheral products, software, electronic components and systems, communications equipment and services, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace products and services. Investments may also include companies that should significantly benefit from the commercialization of technological advances even if they are not directly involved in research and development. The types of companies that the Fund may invest in will be broadly interpreted by the Investment Manager so that the Fund will be positioned to benefit from holdings in all companies that may benefit from technological advances.

WHAT ARE EQUITY AND EQUITY-RELATED SECURITIES?

Equity and equity-related securities in which the Fund has the authority to invest include common stock, preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indexes. In addition, equity and equity-related securities may include securities sold in the form of depository receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock and depository receipts.

WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?

Under normal market conditions, as a fundamental policy which cannot be changed without stockholder approval, the Fund's assets will be invested in equity and equity-related securities of companies organized or headquartered in at least three different countries (one of which may be the United States).

The portion of the Fund's assets invested in foreign securities will vary from time-to-time, depending on the Investment Manager's view of foreign investment opportunities and risks, but will not exceed 50% of the value of the Fund's total assets. For purposes of this restriction, "foreign securities" includes (i) securities of companies that are organized or headquartered, or whose operations principally are conducted, outside the United States; (ii) securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted; (iii) depository receipts; and (iv) securities of other investment companies investing primarily in such equity and equity-related securities.

Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country, other than Japan. In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described above, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular company is located, as well as other factors it deems relevant.

The Fund expects that its investments in foreign securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in foreign securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

WILL THE FUND INVEST IN EMERGING MARKETS?

The Fund may invest up to 20% of the value of its total assets in securities of companies that are organized or headquartered in developing countries with emerging markets, but will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. The term "emerging market countries" includes any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this Prospectus, the term "emerging market countries" is deemed to include, for purposes of this Prospectus, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

DOES THE FUND BUY AND SELL FOREIGN CURRENCY?

The Fund presently expects to purchase or sell foreign currency primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing. (See DOES THE FUND HEDGE ITS INVESTMENTS?)

For purposes of the percentage limitations on the Fund's investments in foreign securities, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in foreign currencies or multinational currency units such as the European Currency Unit (a "basket" comprised of specified amounts of currencies of certain of the members of the European Union). As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

DOES THE FUND HEDGE ITS INVESTMENTS?

For hedging purposes, the Fund may purchase options on stock indices and on securities that are authorized for purchase by the Fund. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option prior to its exercise or expiration by selling an option of the same series as the option previously purchased.

The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These include forward currency exchange contracts, currency options, futures contracts, options on futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. The Fund is also authorized to employ currency management techniques to enhance its total return, although it presently does not intend to do so.

WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?

DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign companies in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts for shares that typically are issued by U.S. banks and entitle the holder to all dividends and all capital gains associated with the ordinary shares. These securities may not be denominated in the same currency as the underlying securities that they represent. EDRs and GDRs are receipts issued by a non U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, or GDR, or to invest directly in the underlying security, the Fund will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.

Although investment in ADRs does not involve the currency exchange risk that is present when investing in the underlying securities, depository receipts may have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depository receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries (see WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

SHORT SELLING. The Fund may make short sales of securities that it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and may also make short sales of securities which it does not own or have the right to acquire. In order to deliver a security that is sold short to the buyer, the Fund must arrange through a broker to borrow the security, and becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. When the Fund makes a short sale, the proceeds of the sale are retained by the broker until the Fund replaces the borrowed security.

The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act"), and by the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Fund's qualification as a regulated investment company. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

DEBT SECURITIES. The Fund may invest in short-term debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government and foreign governments (including their respective agencies, instrumentalities and authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of domestic and foreign corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's Corporation, Moody's Investor Services, Inc., or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means that the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

Under normal market conditions, no more than 10% of the value of the Fund's total assets will be invested in debt obligations. However, during times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in such debt obligations. When the Fund is so invested, it may not be achieving its investment objective.

BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees or administrative expenses associated with the loan.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CAN THE FUND'S OBJECTIVE AND POLICIES BE CHANGED?

The Fund's investment objective is a fundamental policy that may not be changed without a vote of its stockholders. However, except as otherwise indicated in this Prospectus or the Statement of Additional Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of any change in any applicable percentage resulting from market fluctuations.

WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the Fund's annual portfolio turnover rate should not exceed 150%, but the turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

INVESTMENT AND RISK CONSIDERATIONS

Investment in the Fund is subject to a variety of risks, including the following:

RISKS OF EQUITY INVESTMENTS.

Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The value of the Fund's net assets can be expected to fluctuate.

RISKS OF INVESTING IN TECHNOLOGY STOCKS.

Because the Fund will focus its investments in technology companies, the Fund will be more susceptible than other investment companies to market and other conditions affecting technology companies. Such conditions include competitive pressures affecting the financial condition of technology companies, rapid product obsolescence, dependence on extensive research and development, aggressive pricing and greater sensitivity to changes in governmental regulation and policies. As a result of the Fund's concentration on a single sector, the Fund's net assets may be more volatile in price than the net asset value of a company with a more broadly diversified portfolio.

RISKS OF INVESTING IN FOREIGN MARKETS GENERALLY.

Investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

RISKS OF INVESTING IN SMALLER CAPITALIZATION COMPANIES.

Investing in securities of issuers with market capitalizations below $100 million at or near the time of purchase ("smaller capitalization companies") involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, may be more sensitive to changing economic conditions, may have more limited financial and management resources, and may have less liquid markets for their securities, than larger, more established firms.

RISKS OF INVESTING IN EMERGING MARKETS.

There are special additional risks associated with investments in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

RISKS OF HEDGING TECHNIQUES.

There are a number of risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments. Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost.

The Fund's currency management techniques involve risks different from those that arise in connection with investments in dollar-denominated securities. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in futures contracts and options on futures contracts involve risks similar to those of options on securities. In addition, the potential loss incurred by the Fund in such transactions is unlimited.

The use of hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

RISKS OF SHORT SELLING.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Fund's net asset value per share will tend to be more volatile than would be the case if it did not engage in short sales. Short sales that are not "against the box" also theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty in purchasing securities to meet its short sale delivery obligations, might have to purchase such securities at higher prices than would otherwise be the case, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

WHAT OTHER RISK FACTORS SHOULD I BE AWARE OF?

CONVERTIBLE SECURITIES AND WARRANTS. The value of a convertible security is a function of both its yield in comparison with the yields of similar non-convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

CREDIT OF COUNTERPARTIES. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of the borrowing.

NON-DIVERSIFICATION. The Fund will be non-diversified within the meaning of the 1940 Act. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of any single issuer than diversified funds, and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than diversified funds. However, in order to meet the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than the U.S. Government or other regulated investment companies).

ORGANIZATION AND MANAGEMENT

WHO MANAGES THE FUND?

The Company was incorporated in Maryland in September 1995, and is an open-end management investment company or mutual fund. The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

The Company, on behalf of the Fund, has retained as the Fund's investment manager RCM Capital Management, L.L.C., a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated June 14, 1996. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.

The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of the Board of Managers. RCM Limited is a California limited partnership consisting of 38 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-five of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.

The Investment Manager's equity philosophy is to invest in growth stocks -- stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.

The Investment Manager has a long history of investing in technology stocks. Its technology analysts have been researching technology companies for purchase in domestic equity portfolios for more than 20 years, and have been managing technology portfolios for more than 10 years. The technology team consults regularly with the senior members of the Investment Manager's equity portfolio management team concerning the prospects for the technology industry generally as well as specific technology companies. The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy.

In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the technology area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at technology companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular technology products.

Walter C. Price, Jr. and Huachen Chen, each a Principal of the Investment Manager, are primarily responsible for the day-to-day management of the Fund.
 They have managed equity portfolios on behalf of the Investment Manager since 1985.

WHAT ARE THE FUND'S MANAGEMENT FEES?

For the services rendered by the Investment Manager under the Management Agreement, the Fund will pay a monthly fee to the Investment Manager based on the average daily net assets of the Fund, at the annualized rate of 1.00% of the value of the Fund's average daily net assets.

WHAT OTHER EXPENSES DOES THE FUND PAY?

The Fund is responsible for the payment of its operating expenses, including brokerage and commission expenses; taxes levied on the Fund; interest charges on borrowings (if any); charges and expenses of the Fund's custodian; investment management fees due to the Investment Manager; and all of the Fund's other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of non-interested directors of the Company).

To limit the expenses of the Fund, the Investment Manager has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.75% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

HOW DOES THE FUND DECIDE WHICH BROKERS TO USE?

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner Kleinwort Benson North America LLC, a wholly owned subsidiary of Dresdner, or other Dresdner subsidiaries or affiliates which are broker dealers.

WHO IS THE FUND'S DISTRIBUTOR?

Funds Distributor, Inc. (the "Distributor"), whose principal place of business is 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund.

WHO IS THE FUND'S CUSTODIAN AND TRANSFER AGENT?

State Street Bank and Trust Company acts as the Fund's custodian, transfer agent, redemption agent and dividend paying agent (the "Custodian"). The Custodian's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

HOW TO PURCHASE SHARES

WHAT IS THE OFFERING PRICE FOR SHARES OF THE FUND?

Shares of the Fund are offered on a continuous basis at the offering price next determined after receipt of an order in proper form. The offering price is the net asset value per share plus a sales charge, if applicable. There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the initial investment must be at least $5,000, and there is a $250 minimum for additional investments other than through the Fund's automatic dividend reinvestment plan. (See STOCKHOLDER SERVICES.)

IS THERE A SALES CHARGE?

The sales charges you pay when purchasing shares of the Fund are set forth below:

                                   Sales Charges as Percentage of the:
                                   -----------------------------------
                                                            Dealer Commission
Amount of Purchase at the          Offering   Net Amount    as Percentage of
Public Offering Price              Price      Invested      the Offering Price
---------------------              -------------------------------------------

Less than $50,000                   5.00%      5.26%        4.50%

$50,000 but less than $100,000      4.50%      4.71%        4.00%

$100,000 but less than $250,000     3.50%      3.63%        3.25%

$250,000 but less than $500,000     2.50%      2.56%        2.25%

$500,000 but less than $1,000,000   2.00%      2.04%        1.75%

$1,000,000 or more                  0.00%      0.00%        0.00%


Commissions will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more and for purchases made at net asset value by certain retirement plans of organizations with 50 or more eligible employees as set forth in the Statement of Additional Information.

WHEN IS THE SALES CHARGE WAIVED OR REDUCED?

NET ASSET VALUE PURCHASES.  The Fund may sell shares at net asset value to:

(1)  persons who were stockholders of the Fund as of December 31, 1996;

(2) current or retired directors, officers and employees of the Fund, the Distributor, the Investment Manager, certain family members of the above persons, and trusts or plans primarily for such persons;

(3) current or retired registered representatives or full-time employees and their spouses and minor children of dealers having selling group agreements with the Distributor and plans for such persons;

(4) stockholders and former stockholders of another mutual fund which has a sales charge and is not a series of the Company, so long as shares of the Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund (to obtain this benefit, the redemption check, endorsed to the Company, or a copy of the confirmation showing the redemption, must be forwarded to National Financial Data Services -- see HOW CAN I PURCHASE SHARES OF THE FUND?);

(5) companies or other entities exchanging securities with the Fund through a merger, acquisition or exchange offer;

(6) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(7) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates;

(8) investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(9) clients of investment advisers and financial planners referred to in item (7) who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker, agent, investment adviser or financial institution;

(10) employee-sponsored benefit plans in connection with purchases of shares of the Fund made as a result of participant-directed exchanges between options in such a plan;

(11) "Wrap accounts" for the benefit of clients of brother-dealers, financial institutions or financial planners having sales of service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Ford; and

(12) such other persons as are determined by the Company's Board of Directors (or by the Distributor pursuant to standards adopted by the Board) to have acquired shares under circumstances not involving any sales expenses to the Fund or the Distributor.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on Fund shares purchased upon the reinvestment of dividends and distributions, or upon an exchange of shares from other series of the Company.

AGGREGATION. Sales charge discounts on purchases of shares of the Fund are available for certain aggregated investments. Investments which may be aggregated include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are
(1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, (2) made for two or more employee benefit plans of a single employer or affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more series of the Company. For example, if you concurrently invest $500,000 in the Fund and $500,000 in another series of the Company, the sales charge would be reduced to reflect a $1,000,000 purchase.

RIGHT OF ACCUMULATION. The sales charge for your investment may also be reduced by taking into account your existing holdings in the Fund and the other series of the Company. See the account application and Statement of Additional Information for further details.

LETTER OF INTENT. You may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Fund and the other series of the Company may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction.
See the account application and Statement of Additional Information for further details.

HOW CAN I PURCHASE SHARES OF THE FUND?

Investors or their duly authorized agents may purchase shares of the Fund by sending a signed, completed subscription form to National Financial Data Services ("NFDS"), an affiliate of the Custodian, at P.O. Box 419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company.

Orders for shares received by NFDS prior to the close of the New York Stock Exchange composite tape on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of the New York Stock Exchange composite tape on that day. The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of the New York Stock Exchange composite tape, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of the New York Stock Exchange composite tape on the next succeeding day on which the New York Stock Exchange is open for trading.

Upon receipt of the order in proper form, NFDS will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

WHERE SHOULD I SEND MY SUBSCRIPTION PAYMENT?

Payment for shares purchased should be made by check or money order, made payable to RCM Technology Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payments should be sent to:

RCM Equity Funds, Inc.
P.O. Box 419927
Kansas City, MO  64141-6927

Attn: RCM Global Technology Fund
      Account 680

Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at
(800) 726-7240 for instructions. On the telephone, the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly to NFDS. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

The Company will issue share certificates of the Fund only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

CAN I PAY FOR SHARES WITH INVESTMENT SECURITIES?

In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for the Fund's shares offered by this Prospectus. Any such securities (i) will be valued at the close of the New York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under "HOW ARE SHARES PRICED?" below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

HOW ARE SHARES PRICED?

The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

STOCKHOLDER SERVICES

WHAT SERVICES ARE PROVIDED TO STOCKHOLDERS?

AUTOMATIC REINVESTMENT. Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, without a sales charges or other fee, by contacting NFDS. Before affecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at the net asset value per share of the Fund, and the series into which the exchange is to be made, next determined after receipt by NFDS of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and (ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by NFDS. A stockholder in doubt as to what documents are required should contact NFDS.

ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports; each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

REDEMPTION OF SHARES

HOW DO I REDEEM MY SHARES?

Subject only to the limitations described below, the Company will redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

Stockholders may be charged a fee if they effect transactions through a broker or agent.

WHEN WILL I RECEIVE MY REDEMPTION PAYMENT?

PAYMENT FOR SHARES. Payment for shares redeemed will be made within seven days after receipt by the Company of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians. Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days subsequent to execution of the redemption order except as may be provided below.

SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

WHAT ELSE SHOULD I KNOW ABOUT REDEMPTIONS?

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a redemption of shares of the Fund, or proceeds of a dividend or capital gain distribution paid to you with respect to shares of the Fund, without a sales charge, in the Fund or any other series of the Company. Send a written request and a check to the Company within 90 days after the date of the redemption, dividend or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same series within 30 days.

INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Company may redeem all of the shares of any investor whose account has a net asset value of less than $5,000 due to redemptions (other than a stockholder who is a participant in a qualified retirement plan). The Company will give such stockholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

INVESTMENT RESULTS

WILL THE FUND REPORT ITS PERFORMANCE?

The Fund may, from time-to-time, include information on its investment results and/or comparisons of its investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indices prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gain distributions). Such indices and rankings may include the following, among others:

1.  The Standard & Poor's 500 Composite Index.

2.  The Russell Midcap Index.

3.  The Lipper Science & Technology Fund Index.

4.  The Hambrecht & Quist Technology Index.

5. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

WHAT DIVIDENDS DOES THE FUND PAY?

The Fund intends to distribute to its stockholders all of each fiscal year's net investment income and net realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

WHAT TAXES WILL I PAY ON FUND DIVIDENDS?

Dividends generally are taxable to stockholders at the time they are paid. However, dividends declared in October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

WILL THE FUND ALSO PAY TAXES?

The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders. If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

WHEN WILL I RECEIVE TAX INFORMATION?

Each stockholder will receive, at the end of each fiscal year of the Company, full information on dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

GENERAL INFORMATION

WHAT OTHER INFORMATION SHOULD I KNOW ABOUT THE FUND?

The Company was incorporated in Maryland on September 7, 1995. The authorized capital stock of the Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of the Fund, 50,000,000 shares have been designated as shares of RCM Health Care Fund, 50,000,000 shares have been designated as shares of RCM Global Small Cap Fund, 50,000,000 shares have been designated as shares of RCM Large Cap Growth Fund, and 50,000,000 shares have been designated as shares of Dresdner RCM Emerging Markets Fund (a newly created series of the Company). The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock representing shares of additional investment portfolios or funds.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company.
 All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed. As of March 31, 1997, there were 459,360.312 shares of the Fund outstanding; on that date RCM Capital Management Profit Sharing Plan was the only stockholder known to the Fund to own of record more than 25% of the Fund's capital stock.

Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                           RCM GLOBAL HEALTH CARE FUND

                                   OFFERED BY:

                             RCM EQUITY FUNDS, INC.

                             FOUR EMBARCADERO CENTER

                         SAN FRANCISCO, CALIFORNIA 94111

                                 (800) 726-7240

             THIS PROSPECTUS RELATES TO RCM GLOBAL HEALTH CARE FUND,
          WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED SECURITIES OF
                   DOMESTIC AND FOREIGN HEALTH CARE COMPANIES

                                 _______________

RCM GLOBAL HEALTH CARE FUND (THE "FUND") is a non-diversified series of RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of domestic and foreign companies in the health care sector and related industries. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. (See INVESTMENT OBJECTIVE AND POLICIES.)

Investments in equity and equity-related securities of domestic and foreign companies in the health care and related industries involve significant risks, some of which are not typically associated with investments in securities of domestic issuers or issuers engaged in other types of business. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT AND RISK CONSIDERATIONS.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated June 30, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.

                                 _______________

                  The date of this Prospectus is June 30, 1997

TABLE OF CONTENTS


                                                                           PAGE
Prospectus Summary  . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

Summary of Fees and Expenses  . . . . . . . . . . . . . . . . . . . . . .   5

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . .   7

Investment Objective and Policies . . . . . . . . . . . . . . . . . . . .   8

Investment and Risk Considerations  . . . . . . . . . . . . . . . . . . .  14

Organization and Management   . . . . . . . . . . . . . . . . . . . . . .  17

How to Purchase Shares  . . . . . . . . . . . . . . . . . . . . . . . . .  20

Stockholder Services  . . . . . . . . . . . . . . . . . . . . . . . . . .  23

Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .  24

Investment Results  . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . .  26

General Information . . . . . . . . . . . . . . . . . . . . . . . . . . .  27




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

RCM GLOBAL HEALTH CARE FUND
PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus:

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek long-term appreciation of capital, primarily through investment in equity and equity-related securities of domestic and foreign companies in the health care sector and related industries. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT OBJECTIVE AND POLICIES.)

WHAT DOES THE FUND INVEST IN?

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity and equity-related securities of domestic and foreign companies in the health care sector and related industries. The Fund will seek investment opportunities in companies engaged in the design, production or sale of health care and medical products and related services. Such companies may be in a variety of industries and may include pharmaceutical companies, biochemical and biotechnology companies involved in research and development, companies involved in ownership and/or operation of health care facilities, franchises or practices, and companies that design, produce or sell medical, dental and optical products or health care related services.

DOES THE FUND INVEST GLOBALLY?

The Fund may invest up to 100% of the value of its total assets in equity and equity-related securities of foreign issuers, including emerging market issuers. Under normal market conditions, the Fund's assets will be invested in equity and equity-related securities of companies organized or headquartered in at least three different countries (one of which may be the United States). While there is no limitation on the countries in which the Fund may invest, the Fund currently expects that the majority of its foreign investments will be in securities of companies organized or headquartered in Japan and the countries of Western Europe, and up to 15% of the value of the Fund's total assets may be invested in securities of companies organized or headquartered in emerging market countries. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. Investment in emerging markets may involve greater risks than investments in other foreign markets, as a result of factors such as less-developed economic and legal structures, less stable political systems, and less liquid securities markets.

SHOULD I INVEST IN THE FUND?

The Fund believes that there are attractive investment opportunities in the health care sector and related industries. In the last several years, advances in medical treatment have addressed medical conditions that were previously untreatable. The Fund's investment manager believes it is likely that further developments in pharmaceutical, biotechnology and medical supply companies will offer other effective medical treatments. In addition, in the United States, as well as internationally, an aging population will require more frequent and cost-efficient services. Yet the stocks of individual health care companies can be volatile, and analyzing individual companies can be time-intensive. A global health care fund offers experienced professional management to investors who wish to invest in these industries.

The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

WHO OPERATES THE FUND?

The Fund's investment manager is RCM Capital Management, L.L.C. ("RCM" or the "Investment Manager"), a registered investment adviser with principal offices in San Francisco, California. RCM and its predecessors have over 25 years of experience in investing in equity securities. RCM currently provides investment management services to institutional and individual clients and registered investment companies with aggregate assets in excess of $26 billion. (See ORGANIZATION AND MANAGEMENT.) The custodian of the Fund's assets is State Street Bank and Trust Company.

WHAT ARE SOME OF THE POTENTIAL INVESTMENT RISKS?

Investments in equity and equity-related securities of health care companies may involve significant risks, some of which are not typically associated with investment in securities of other issuers. These include substantial competitive and pricing pressures, rapid product obsolescence, dependence on extensive research and development, and sensitivity to changes in governmental regulations and policies.

The Fund's investments will be focused in the health care sector of the United States and foreign economies. As a result of the Fund's focus on a single sector, the Fund's net asset value may be more volatile in price than the net asset value of a more broadly diversified portfolio.

Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets are generally higher than in the United States. (See INVESTMENT AND RISK CONSIDERATIONS.)

DOES THE FUND HEDGE ITS INVESTMENTS?

The Fund may use a variety of techniques to hedge investments.   These
include currency management techniques; options on securities, indices and currencies; financial and foreign currency futures contracts and options; and currency swaps. Each of these hedging techniques also involves certain risks. (See INVESTMENT OBJECTIVE AND POLICIES and INVESTMENT AND RISK CONSIDERATIONS.)

IS THERE A MINIMUM INVESTMENT?

There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

CAN I REDEEM SHARES AT ANY TIME?

You may redeem your shares at any time at their net asset value, without a redemption charge. (See REDEMPTION OF SHARES.)

SUMMARY OF FEES AND EXPENSES

WHAT EXPENSES WILL THE FUND INCUR?

The following information is designed to help you understand various costs and expenses of the Fund that an investor may bear directly or indirectly. The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

     STOCKHOLDER TRANSACTION EXPENSES
     --------------------------------
     Maximum sales load imposed on                                    5.00%
     purchases (as a percentage of
     offering price)*

     Sales load imposed on reinvested dividends                        None

     Deferred sales loads                                              None

     Redemption fees                                                   None


     ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     ----------------------------------------------------------------------
     Investment management fees                                       1.00%

     Rule 12b-1 expenses                                              0.30%

     Other expenses
     (after expense reduction**)                                      0.80%

     Total Fund operating expenses
     (after expense reduction**)                                      2.10%

     EXAMPLE OF PORTFOLIO EXPENSES                  1 YEAR           3 YEARS
     -----------------------------                  ------           -------
     You would pay the following total
     expenses on a $1,000 investment,
     assuming (1) a 5% annual
     return and (2) redemption
     at the end of each time period                  $ 70             $ 113


* Sales charges are reduced on a sliding scale for increasing amounts of purchase at the public offering price, and are waived for certain persons. The National Association of Securities Dealers, Inc. limits total annual sales charges (including Rule 12b-1 expenses) to all purchasers of shares of the Fund to 6.25% of new sales plus an interest factor. However, long-term stockholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD. (See HOW TO PURCHASE SHARES.)

**   The Investment Manager has voluntarily agreed, until at least December
31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 2.10% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND MANAGEMENT.) Other expenses and total Fund operating expenses for the first year of operation of the Fund, without expense reduction, are estimated to be 2.57% and 3.57%, respectively, of the Fund's average daily net assets.

In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions are reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase of Fund shares is higher. (See HOW TO PURCHASE SHARES.)

For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.


FINANCIAL HIGHLIGHTS


The following information for the four months ended April 30, 1997, has been prepared by the Company and is unaudited. It should be read in conjunction with the financial statements and related notes for such period, which are included in the Statement of Additional Information.


The following information for December 31, 1996 has been audited by Coopers
& Lybrand L.L.P., independent accountants, as stated in their opinion appearing in the Fund's 1996 Annual Report to Shareholders (which has been incorporated herein by reference). This information should be read in conjunction with the financial statements and related notes, which are included in the Annual Report to Shareholders. A copy of the Annual Report to Shareholders is available, upon request, by calling the Fund at (800) 726-7240, or by writing the Fund at Four Embarcadero Center, San Francisco, CA 94111.

Selected data for each share of capital stock outstanding are as follows:

                                                                      December 31, 1996
                                             Four Months Ended        (commencement of
                                              April 30, 1997           operations) to
                                                (Unaudited)           December 31, 1996
                                             -----------------        -----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $    10.00              $    10.00
                                             -----------------        -----------------
  Net investment loss (a)                           (0.02)   (b)                -
  Net realized and unrealized gain on
   investments (a)                                   0.07                       -
                                             -----------------        -----------------
  Net increase in net asset value resulting
   from investment operations (a)                    0.05                       -
                                             -----------------        -----------------
Net asset value, end of period                 $    10.05              $    10.00
                                             -----------------        -----------------
                                             -----------------        -----------------

TOTAL RETURN (c)                                     0.50%                     0.00%
                                             -----------------        -----------------
                                             -----------------        -----------------
RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)     $     0.0478              $     0.0324
                                             -----------------        -----------------
                                             -----------------        -----------------
Net assets, end of period (in 000's)           $     4,022               $     4,000
                                             -----------------        -----------------
                                             -----------------        -----------------
Ratio of expenses to average net assets              2.10%   (b)               0.00%   (f)
                                             -----------------        -----------------
                                             -----------------        -----------------
Ratio of net investment loss to average
net assets                                          (0.54%)  (b)               0.00%   (f)
                                             -----------------        -----------------
                                             -----------------        -----------------
Portfolio turnover                                  40.13%   (e)               0.00%   (f)
                                             -----------------        -----------------
                                             -----------------        -----------------

_______________________________
(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.57% and the ratio of net investment loss to average net assets would have been (2.01%).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Not annualized.
(f) Not annualized.  Fund was in operation for one day.


INVESTMENT OBJECTIVE AND POLICIES

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek long-term appreciation of capital, primarily through investment in a portfolio of equity and equity-related securities of domestic and foreign companies in the health care sector and related industries. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in such securities. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

HOW DOES THE FUND SELECT SECURITIES FOR ITS PORTFOLIO?

The Fund intends to invest primarily in equity and equity-related securities of companies in the health care sector and related industries. In most cases, these companies will have one or more of the following characteristics: superior management; strong balance sheets; differentiated or superior products or services; substantial capacity for growth in revenue, through either an expanding market or through expanding market share; strong commitment to research and development; or a steady stream of new products or services.

The Investment Manager will seek to identify companies throughout the world that are expected to have higher-than-average rates of growth and strong potential for capital appreciation relative to the potential downside risk of an investment. While the Fund will emphasize investments in growth companies, the Fund also expects to invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential. In determining whether securities of particular issuers are believed to have the potential for capital appreciation, the Investment Manager will evaluate the fundamental value of each enterprise, as well as its prospects for growth. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in equity and equity-related securities to those issuers with a record of dividend payments.

There is no limitation on the market capitalization of the companies in which the Fund will invest. However, as of the date of this Prospectus, the Investment Manager intends to invest primarily in equity and equity-related securities of companies with market capitalizations of at least $1 billion, and does not intend to invest more than 15% of the value of the Fund's total assets in securities of companies with market capitalizations below $100 million at the time of purchase.

WHAT ARE HEALTH CARE COMPANIES?

Health care companies are issuers which are principally engaged in the health care business, including but not limited to pharmaceutical, biotechnology and medical companies. A company will be deemed to be principally engaged in the health care business if at least 50% of its earnings or revenues is derived from health care activities, or at least 50% of its assets is devoted to such activities, based upon the company's financial statements as of the end of its most recent fiscal year. The types of companies that the Fund may invest in will be broadly interpreted by the Investment Manager so that the Fund will be positioned to benefit from holdings in all companies that may benefit from the health care business.

WHAT ARE EQUITY AND EQUITY-RELATED SECURITIES?

Equity and equity-related securities in which the Fund has the authority to invest include common stock, preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices. In addition, equity and equity-related securities may include securities sold in the form of depository receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock and depository receipts.

WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?

Under normal market conditions, as a fundamental policy which cannot be changed without stockholder approval, the Fund's assets will be invested in equity and equity-related securities of companies organized or headquartered in at least three different countries (one of which may be the United States).

The portion of the Fund's assets invested in foreign securities will vary from time-to-time, depending on the Investment Manager's view of foreign investment opportunities and risks, and may be 100% of the value of the Fund's total assets. For purposes of this restriction, "foreign securities" includes (i) securities of companies that are organized or headquartered, or whose operations principally are conducted, outside the United States; (ii) securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted; (iii) depository receipts; and (iv) securities of other investment companies investing primarily in such equity and equity-related securities.

Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country. While there is no limitation on the countries in which the Fund may invest, the Fund currently expects that the majority of its foreign investments will be in securities of companies organized or headquartered in Japan and the countries of Western Europe. In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described above, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular company is located, as well as other factors it deems relevant.

The Fund expects that its investments in foreign securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in foreign securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

WILL THE FUND INVEST IN EMERGING MARKETS?

The Fund may invest up to 15% of the value of its total assets in securities of companies that are organized or headquartered in developing countries with emerging markets. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. The term "emerging market countries" includes any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this Prospectus, the term "emerging market countries" is deemed to include for purposes of this Prospectus all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

DOES THE FUND BUY AND SELL FOREIGN CURRENCY?

The Fund presently expects to purchase or sell foreign currency primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing. (See DOES THE FUND HEDGE ITS INVESTMENTS?)

For purposes of the percentage limitations on the Fund's investments in foreign securities, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in foreign currencies or multinational currency units such as the European Currency Unit (a "basket" comprised of specified amounts of currencies of certain of the members of the European Union). As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

DOES THE FUND HEDGE ITS INVESTMENTS?

For hedging purposes, the Fund may purchase options on stock indices and on securities that are authorized for purchase by the Fund. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option prior to its exercise or expiration by selling an option of the same series as the option previously purchased.

The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency, if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. The Fund is also authorized to employ currency management techniques to enhance its total return, although it presently does not intend to do so.

WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?

DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign companies in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts that typically are issued by U.S. banks and entitle the holder to all dividends and all capital gains associated with the ordinary shares. These securities may not be denominated in the same currency as the underlying securities that they represent. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, or GDR, or to invest directly in the underlying security, the Fund will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.

Although investment in ADRs does not involve the currency exchange risk that is present when investing in the underlying securities, depository receipts may have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depository receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries (see WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

SHORT SELLING. The Fund may make short sales of securities that it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and may also make short sales of securities which it does not own or have the right to acquire. In order to deliver a security that is sold short to the buyer, the Fund must arrange through a broker to borrow the security, and becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. When the Fund makes a short sale, the proceeds of the sale are retained by the broker until the Fund replaces the borrowed security.

The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act"), and by the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Fund's qualification as a regulated investment company. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

DEBT SECURITIES. The Fund may invest in short-term debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government and foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of domestic and foreign corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's Corporation, Moody's Investor Services, Inc., or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

Under normal market conditions, no more than 10% of the value of the Fund's total assets will be invested in debt obligations. However, during times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in such debt securities. When the Fund is so invested, it may not be achieving its investment objective.

BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests, the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

A reverse repurchase agreement involves a transaction by which a borrower
(such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CAN THE FUND'S OBJECTIVE AND POLICIES BE CHANGED?

The Fund's investment objective is a fundamental policy that may not be changed without a vote of its stockholders. However, except as otherwise indicated in this Prospectus or the Statement of Additional Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of change in any applicable percentage resulting from market fluctuations.

WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the Fund's annual portfolio turnover rate should not exceed 150%, but the turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

INVESTMENT AND RISK CONSIDERATIONS

Investment in the Fund is subject to a variety of risks, including the following:

RISKS OF INVESTING IN HEALTH CARE STOCKS.

Because the Fund will focus its investments in health care companies, the Fund will be more susceptible than other investment companies to market and other conditions affecting health care companies. Such conditions include competitive pressures affecting the financial condition of health care companies, rapid product obsolescence, dependence on extensive research and development, aggressive pricing and greater sensitivity to changes in governmental regulation and policies. As a result of the Fund's concentration on a single sector, the Fund's net assets may be more volatile in price than the net asset value of a company with a more broadly diversified portfolio.

RISKS OF INVESTING IN FOREIGN MARKETS GENERALLY.

Investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

RISKS OF INVESTING IN SMALLER CAPITALIZATION COMPANIES.

Investing in securities of issuers with market capitalizations below $100 million at or near the time of purchase ("smaller capitalization companies") involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, may be more sensitive to changing economic conditions, may have more limited financial and management resources, and may have less liquid markets for their securities, than larger, more established firms.

RISKS OF INVESTING IN EMERGING MARKETS.

There are special additional risks associated with investments in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

RISKS OF HEDGING TECHNIQUES.

There are a number of risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments. Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost.

The Fund's currency management techniques involve risks different from those that arise in connection with investments in dollar-denominated securities. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in futures contracts and options on futures contracts involve risks similar to those of options on securities.
In addition, the potential loss incurred by the Fund in such transactions is unlimited.

The use of hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

RISKS OF SHORT SELLING.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Fund's net asset value per share will tend to be more volatile than would be the case if it did not engage in short sales. Short sales that are not "against the box" also theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty in purchasing securities to meet its short sale delivery obligations, might have to purchase such securities at higher prices than would otherwise be the case, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

WHAT OTHER RISK FACTORS SHOULD I BE AWARE OF?

CONVERTIBLE SECURITIES AND WARRANTS. The value of a convertible security is a function of both its yield in comparison with the yields of similar non-convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

CREDIT OF COUNTERPARTIES. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

NON-DIVERSIFICATION. The Fund will be non-diversified within the meaning of the 1940 Act. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of any single issuer than diversified funds, and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than diversified funds. However, in order to meet the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and
(ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than the U.S. Government or other regulated investment companies).

ORGANIZATION AND MANAGEMENT

WHO MANAGES THE FUND?

The Company was incorporated in Maryland in September 1995, and is an open-end management investment company or mutual fund. The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

The Company, on behalf of the Fund, has retained as the Fund's investment manager RCM Capital Management, L.L.C., a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated December 27, 1996. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.

The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the
Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of RCM's Board of Managers. RCM Limited is a California limited partnership consisting of 38 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-five of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.

The Investment Manager's equity philosophy is to invest in growth stocks -- stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.

The Investment Manager has a long history of investing in health care stocks. Its research analysts have been researching health care companies for purchase in domestic equity portfolios for more than 20 years, and have been managing health care portfolios for more than 10 years. The research team consults regularly with the senior members of the Investment Manager's equity portfolio management team concerning the prospects for the health care industry generally as well as specific health care companies. The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy.

In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the health care area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at health care companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular products and services.

Jeffrey J. Wiggins and Selena A. Chaisson, M.D. are primarily responsible for the day-to-day management of the Fund. Mr. Wiggins is a Principal of the Investment Manager, with which he has been associated since 1992. He has managed institutional portfolios for the Investment Manager since 1992. Dr. Chaisson is a Senior Vice President of the Investment Manager, with which she has been associated since 1994. She has participated in the management of portfolios since 1996.

WHAT ARE THE FUND'S MANAGEMENT FEES?

For the services rendered by the Investment Manager under the Management Agreement, the Fund will pay a monthly fee to the Investment Manager based on the average daily net assets of the Fund, at the annualized rate of 1.00% of the value of the Fund's average daily net assets.

WHAT OTHER EXPENSES DOES THE FUND PAY?

The Fund is responsible for the payment of its operating expenses, including brokerage and commission expenses; taxes levied on the Fund; interest charges on borrowings (if any); charges and expenses of the Fund's custodian; investment management fees due to the Investment Manager; fees paid pursuant to the Fund's Rule 12b-1 plan; and all of the Fund's other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of non-interested directors of the Company).

To limit the expenses of the Fund, the Investment Manager has agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annual rate of 2.10% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

HOW DOES THE FUND DECIDE WHICH BROKERS TO USE?

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best available execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner Kleinwort Benson North America LLC, a wholly owned subsidiary of Dresdner, or other broker-dealer subsidiaries or affiliates of Dresdner.

WHO IS THE FUND'S DISTRIBUTOR?

Funds Distributor, Inc. (the "Distributor"), whose principal place of business is 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. In addition, the Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the prospectuses of the Fund to persons who are not already stockholders, and indirect and overhead costs associated with the sale of shares of the Fund. If in any month the Distributor is due more monies for such services than are immediately payable because of the expense limitation under the plan, the unpaid amount is carried forward from month to month while the plan is in effect until such time as it may be paid. However, no amounts carried forward are payable beyond the fiscal year during which they were incurred, and no interest, carrying or other finance charge is borne by the Fund with respect to any amount carried forward.

WHO IS THE FUND'S CUSTODIAN AND TRANSFER AGENT?

State Street Bank and Trust Company acts as the Fund's custodian, transfer agent, redemption agent and dividend paying agent (the "Custodian"). The Custodian's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

HOW TO PURCHASE SHARES

WHAT IS THE OFFERING PRICE FOR SHARES OF THE FUND?

Shares of the Fund are offered on a continuous basis at the offering price next determined after receipt of an order in proper form. The offering price is the net asset value per share plus a sales charge, if applicable. There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the initial investment must be at least $5,000, and the minimum subsequent investment is $250 other than through the Fund's automatic dividend reinvestment plan. (See STOCKHOLDER SERVICES.)

IS THERE A SALES CHARGE?

The sales charges you pay when purchasing shares of the Fund are set forth below:

                                        SALES CHARGE AS PERCENTAGE OF THE:
                                        ----------------------------------

                                                              DEALER COMMISSION
AMOUNT OF PURCHASE AT THE               OFFERING  NET AMOUNT  AS PERCENTAGE OF
PUBLIC OFFERING PRICE                   PRICE     INVESTED    THE OFFERING PRICE
---------------------                   ----------------------------------------
Less than $50,000                        5.00%      5.26%         4.50%
$50,000 but less than $100,000           4.50%      4.71%         4.00%
$100,000 but less than $250,000          3.50%      3.63%         3.25%
$250,000 but less than $500,000          2.50%      2.56%         2.25%
$500,000 but less than $1,000,000        2.00%      2.04%         1.75%
$1,000,000 or more                       0.00%      0.00%         0.00%

Commissions will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more and purchases made at net asset value by certain retirement plans of organizations with 50 or more eligible employees as set forth in the Statement of Additional Information.

WHEN IS THE SALES CHARGE WAIVED OR REDUCED?

NET ASSET VALUE PURCHASES.  The Fund may sell shares at net asset value to:

(1) current or retired directors, officers and employees of the Fund, the Distributor, the Investment Manager, certain family members of such persons, and trusts or plans primarily for such persons;

(2) current or retired registered representatives or full-time employees (and their spouses and minor children) of dealers having selling group agreements with the Distributor and plans for such persons;

(3) stockholders and former stockholders of another mutual fund which has a sales charge and is not a series of the Company, so long as shares of the Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund (to obtain this benefit, the redemption check, endorsed to the Company, or a copy of the confirmation showing the redemption, must be forwarded to National Financial Data Services -- see HOW CAN I PURCHASE SHARES OF THE FUND?);

(4) companies or other entities exchanging securities with the Fund through a merger, acquisition or exchange offer;

(5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(6) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates;

(7) investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(8) clients of investment advisers and financial planners referred to in item (7) who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker, agent, investment adviser or financial institution;

(9) employee-sponsored benefit plans in connection with purchases of shares of the Fund made as a result of participant-directed exchanges between options in such a plan;

(10) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Fund; and

(11) such other persons as are determined by the Company's Board of Directors (or by the Distributor pursuant to standards adopted by the Board) to have acquired shares under circumstances not involving any sales expenses to the Fund or the Distributor.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on Fund shares purchased upon the reinvestment of dividends and distributions, or upon an exchange of shares from other series of the Company.

AGGREGATION. Sales charge discounts on purchases of shares of the Fund are available for certain aggregated investments. Investments which may be aggregated include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are (1) for a single trust, estate or fiduciary account, including an employee benefit plan other than those described above, (2) made for two or more employee benefit plans of a single employer or affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more series of the Company. For example, if you concurrently invest $500,000 in the Fund and $500,000 in another series of the Company, the sales charge would be reduced to reflect a $1,000,000 purchase.

RIGHT OF ACCUMULATION. The sales charge for your investment may also be reduced by taking into account your existing holdings in the Fund and the other series of the Company. See the account application and Statement of Additional Information for further details.

LETTER OF INTENT. You may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Fund and the other series of the Company may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction.
See the account application and Statement of Additional Information for further details.

HOW CAN I PURCHASE SHARES OF THE FUND?

Investors or their duly authorized agents may purchase shares of the Fund by sending a signed, completed subscription form to National Financial Data Services ("NFDS"), an affiliate of the Custodian, at P.O. Box 419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company.

Orders for shares received by NFDS prior to the close of the New York Stock Exchange composite tape on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of the New York Stock Exchange composite tape on that day. The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of the New York Stock Exchange composite tape, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of the New York Stock Exchange composite tape on the next succeeding day on which the New York Stock Exchange is open for trading.

Upon receipt of the order in proper form, NFDS will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

WHERE SHOULD I SEND MY SUBSCRIPTION PAYMENT?

Payment for shares purchased should be made by check or money order, made payable to RCM Global Health Care Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payments should be sent to:

RCM Equity Funds, Inc.
P.O. Box 419927
Kansas City, MO  64141-6927

Attn: RCM Global Health Care Fund
      Account 683

Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at
(800) 726-7240 for instructions. On the telephone, the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly to NFDS. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

The Company will issue share certificates of the Fund only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

CAN I PAY FOR SHARES WITH INVESTMENT SECURITIES?

In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for the Fund's shares offered by this Prospectus. Any such securities (i) will be valued at the close of the New York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under HOW ARE SHARES PRICED? below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

HOW ARE SHARES PRICED?

The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

STOCKHOLDER SERVICES

WHAT SERVICES ARE PROVIDED TO STOCKHOLDERS?

AUTOMATIC REINVESTMENT. Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, without a sales charge or other fee, by contacting NFDS. Before effecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at the net asset value per share of the Fund and the series into which the exchange is to be made, next determined after receipt by NFDS of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and (ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by NFDS. A stockholder in doubt as to what documents are required should contact NFDS.

ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports; each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

REDEMPTION OF SHARES

HOW DO I REDEEM MY SHARES?

Subject only to the limitations described below, the Company will redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

Stockholders may be charged a fee if they effect transactions through a broker or agent.

WHEN WILL I RECEIVE MY REDEMPTION PAYMENT?

PAYMENT FOR SHARES. Payment for shares redeemed will be made within seven days after receipt by the Company of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians. Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay, or cause to be delayed, the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days subsequent to execution of the redemption order except as may be provided below.

SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

WHAT ELSE SHOULD I KNOW ABOUT REDEMPTIONS?

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a redemption of shares of the Fund, or proceeds of a dividend or capital gain distribution paid to you with respect to shares of the Fund, without a sales charge, in the Fund or any other series of the Company. Send a written request and a check to the Company within 90 days after the date of the redemption, dividend or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same series within 30 days.

INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Company may redeem all of the shares of any investor whose account has a net asset value of less than $5,000 due to redemptions (other than a stockholder who is a participant in a qualified retirement plan). The Company will give such stockholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

INVESTMENT RESULTS

WILL THE FUND REPORT ITS PERFORMANCE?

The Fund may, from time-to-time, include information on its investment results and/or comparisons of its investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indices prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gain distributions). Such indices and rankings may include the following, among others:

1. The S&P 500 Composite Index.

2. The Russell Midcap Index.

3. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

WHAT DIVIDENDS DOES THE FUND PAY?

The Fund intends to distribute to its stockholders all of each fiscal year's net investment income and net realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

WHAT TAXES WILL I PAY ON FUND DIVIDENDS?

Dividends generally are taxable to stockholders at the time they are paid. However, dividends declared in October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

WILL THE FUND ALSO PAY TAXES?

The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders.
If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

WHEN WILL I RECEIVE TAX INFORMATION?

Each stockholder will receive, at the end of each fiscal year of the Company, full information on dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

GENERAL INFORMATION

WHAT OTHER INFORMATION SHOULD I KNOW ABOUT THE FUND?

The authorized capital stock of the Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of the Fund. In addition, 50,000,000 shares have been designated as shares of RCM Global Technology Fund, 50,000,000 shares have been designated as shares of RCM Global Small Cap Fund, 50,000,000 shares have been designated as shares of RCM Large Cap Growth Fund, and 50,000,000 shares have been designated as shares of Dresdner RCM Emerging Markets Fund (a newly created series of the Company). The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock of the Company representing shares of additional investment portfolios or funds.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed. As of April 30, 1997, there were 400,010 shares of the Fund outstanding, of which 400,000 shares were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                            RCM GLOBAL SMALL CAP FUND

                                   OFFERED BY:

                             RCM EQUITY FUNDS, INC.

                             FOUR EMBARCADERO CENTER
                         SAN FRANCISCO, CALIFORNIA 94111
                                 (800) 726-7240

              THIS PROSPECTUS RELATES TO RCM GLOBAL SMALL CAP FUND,
                 WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED
            SECURITIES OF SMALL-SIZED DOMESTIC AND FOREIGN COMPANIES

                                 _______________

RCM GLOBAL SMALL CAP FUND (THE "FUND") is a diversified series of RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of small-sized domestic and foreign companies. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. "Small-sized companies" is defined as companies whose common stock, or securities convertible into common stock, have a total market capitalization of up to $1 billion at the time of purchase. (See INVESTMENT OBJECTIVE AND POLICIES.)

Investments in equity and equity-related securities of small-sized domestic and foreign companies involve significant risks, some of which are not typically associated with investments in securities of larger domestic and foreign companies. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT AND RISK CONSIDERATIONS.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated June 30, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.

                                 _______________

                  The date of this Prospectus is June 30, 1997

TABLE OF CONTENTS

                                                                          PAGE
Prospectus Summary ......................................................   3

Summary of Fees and Expenses ............................................   5

Financial Highlights ....................................................   7

Investment Objective and Policies .......................................   8

Investment and Risk Considerations ......................................  14

Organization and Management .............................................  17

How to Purchase Shares ..................................................  20

Stockholder Services ....................................................  24

Redemption of Shares ....................................................  25

Investment Results ......................................................  26

Dividends, Distributions and Taxes ......................................  27

General Information .....................................................  28


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

RCM GLOBAL SMALL CAP FUND
PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus:

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of small-sized domestic and foreign companies. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.
(See INVESTMENT OBJECTIVE AND POLICIES.)

WHAT DOES THE FUND INVEST IN?

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity and equity-related securities of small-sized domestic and foreign companies. "Small-sized companies" is defined as companies whose common stock, or securities convertible into common stock, have a total market capitalization of up to $1 billion at the time of purchase.

DOES THE FUND INVEST GLOBALLY?

The Fund may invest up to 100% of the value of its total assets in equity and equity-related securities of foreign issuers, including emerging market issuers. Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country, other than France, Germany, Japan and the United Kingdom, and up to 30% of the value of the Fund's total assets may be invested in securities of companies organized or headquartered in emerging market countries. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. Investment in emerging markets may involve greater risks than investments in other foreign markets, as a result of factors such as less developed economic and legal structures, less stable political systems, and less liquid securities markets.

SHOULD I INVEST IN THE FUND?

The Fund believes that small-sized companies can offer attractive investment opportunities. Small-sized companies can respond more quickly to marketplace changes than large companies. In addition, such companies have, from time-to-time, offered greater potential investment returns than those associated with larger capitalization companies. However, the stocks of small-sized companies can be very volatile, and analyzing individual companies can be time-intensive. A global small cap fund offers experienced professional management to investors who wish to invest in a diversified global portfolio of small-sized companies.

The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

WHO OPERATES THE FUND?

The Fund's investment manager is RCM Capital Management, L.L.C. ("RCM" or the "Investment Manager"), a registered investment adviser with principal offices in San Francisco, California. RCM and its predecessors have over 25 years of experience in investing in equity securities. RCM currently provides investment management services to institutional and individual clients and registered investment companies with aggregate assets in excess of $26 billion. (See ORGANIZATION AND MANAGEMENT.) The custodian of the Fund's assets is State Street Bank and Trust Company.

WHAT ARE SOME OF THE POTENTIAL INVESTMENT RISKS?

Investments in equity and equity-related securities of small-sized companies may involve significant risks, some of which are not typically associated with investment in securities of larger or more established firms. These firms may have limited or unprofitable operating histories, limited financial resources and inexperienced management, and they may face competition from larger or more established firms that have greater resources. Their securities are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. The value of the Fund's shares will fluctuate because of the fluctuations in the value of securities in the Fund's portfolio.

Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets generally are higher than in the United States. (See INVESTMENT AND RISK CONSIDERATIONS.)

DOES THE FUND HEDGE ITS INVESTMENTS?

The Fund may use a variety of techniques to hedge investments. These include currency management techniques; options on securities, indices and currencies; financial and foreign currency futures contracts and options; and currency swaps. Each of these hedging techniques also involves certain risks. (See INVESTMENT OBJECTIVE AND POLICIES and INVESTMENT AND RISK CONSIDERATIONS.)

IS THERE A MINIMUM INVESTMENT?

There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

CAN I REDEEM SHARES AT ANY TIME?

You may redeem your shares at any time at their net asset value, without a redemption charge. (See REDEMPTION OF SHARES.)

SUMMARY OF FEES AND EXPENSES

WHAT EXPENSES WILL THE FUND INCUR?

The following information is designed to help you understand various costs and expenses of the Fund that an investor may bear directly or indirectly. The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

STOCKHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                           5.00%
     (as a percentage of offering price)*

     Sales load imposed on reinvested dividends                        None

     Deferred sales loads                                              None

     Redemption fees                                                   None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Investment management fees                                        1.25%

     Rule 12b-1 expenses                                               0.30%

     Other expenses (after expense reduction**)                        0.95%

     Total Fund operating expenses  (after expense reduction**)        2.50%

EXAMPLE OF PORTFOLIO EXPENSES                        1 Year           3 Years
                                                     ------           -------
     You would pay the following total
     expenses on a $1,000 investment,
     assuming (1) a 5% annual
     return and (2) redemption
     at the end of each time period                    $74              $124


     * Sales charges are reduced on a sliding scale for increasing amounts of purchase at the public offering price, and are waived for certain persons.
 The National Association of Securities Dealers, Inc. limits total annual sales charges (including Rule 12b-1 expenses) to all purchasers of shares of the Fund to 6.25% of new sales plus an interest factor. However, long-term stockholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD. (See HOW TO PURCHASE SHARES.)

     **   The Investment Manager has voluntarily agreed, until at least
December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 2.50% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND MANAGEMENT.) Other expenses and total Fund operating expenses for the first year of operation of the Fund, without expense reduction, are estimated to be 2.78% and 4.01%, respectively, of the Fund's average daily net assets.

In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions will be reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase of Fund shares is higher. (See HOW TO PURCHASE SHARES.)

     For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.

FINANCIAL HIGHLIGHTS

The following information for the four months ended April 30,1997, has been prepared by the Company and is unaudited. It should be read in conjunction with the financial statements and related notes for such period, which are included in the Statement of Additional Information.

The following information for December 31, 1996 has been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their opinion appearing in the Fund's 1996 Annual Report to Shareholders (which has been incorporated herein by reference). This information should be read in conjunction with the financial statements and related notes, which are included in the Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders is available, upon request, by calling the Fund at (800) 726-7240, or by writing the Fund at Four Embarcadero Center, San Francisco, CA 94111.

Selected data for each share of capital stock outstanding are as follows:

                                                                      December 31, 1996
                                                 Four Months Ended     (commencement of
                                                   April 30, 1997       operations) to
                                                     (Unaudited)       December 31, 1996
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                  $ 10.00              $ 10.00
                                                     ----------           ----------
Net investment loss (a)                                 (0.06)(b)              -

Net realized and unrealized loss on
  investments (a)                                       (0.59)                 -
                                                     ----------           ----------
Net decrease in net asset value
resulting from investment operations (a)                (0.65)                 -
                                                     ----------           ----------
NET ASSET VALUE, END OF PERIOD                        $  9.35              $ 10.00
                                                     ----------           ----------
                                                     ----------           ----------
TOTAL RETURN (c)                                        (6.60%)               0.00%
                                                     ----------           ----------
                                                     ----------           ----------
RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share (d)            $  0.0390            $  0.0465
                                                     ----------           ----------
                                                     ----------           ----------
Net assets, end of period (in 000's)                  $ 3,740              $ 4,000
                                                     ----------           ----------
                                                     ----------           ----------
Ratio of expenses to average net assets                 2.50% (b)             0.00% (f)
                                                     ----------           ----------

                                      6


Ratio of net investment loss to average net assets     (1.78%)(b)             0.00% (f)
                                                     ----------           ----------
Portfolio turnover                                     44.80% (e)             0.00% (f)
                                                     ----------           ----------

____________________________________

(a)Calculated using the average share method.

(b)Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 4.01% and the ratio of net investment loss to average net assets would have been (3.29%).

(c)Total return measures the change in value of an investment in the Fund over the period indicated.

(d)For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.

(e)Not annualized.

(f)Not annualized.  Fund was in operation for one day.


INVESTMENT OBJECTIVE AND POLICIES

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of small-sized domestic and foreign companies. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in such securities.
 The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

HOW DOES THE FUND SELECT SECURITIES FOR ITS PORTFOLIO?

The Fund intends to invest primarily in equity and equity-related securities of small-sized domestic and foreign companies. In most cases, these companies will have one or more of the following characteristics: superior management; strong balance sheets; differentiated or superior products or services; substantial capacity for growth in revenue, through either an expanding market or through expanding market share; strong commitment to research and development; or a steady stream of new products or services.

The Investment Manager will seek to identify companies throughout the world that are expected to have higher-than-average rates of growth and strong potential for capital appreciation relative to the potential downside risk of an investment. There are no limitations on the types of businesses in which the Fund may invest, although no more than 25% of the value of the Fund's total assets may be invested in the securities of companies primarily engaged in any one industry (other than securities of the U.S. Government, its agencies and instrumentalities). While the Fund will emphasize investments in growth companies, the Fund also expects to invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential. In determining whether securities of particular issuers are believed to have the potential for capital appreciation, the Investment Manager will evaluate the fundamental value of each enterprise, as well as its prospects for growth. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in equity securities to those issuers with a record of dividend payments.

WHAT ARE SMALL-SIZED COMPANIES?

"Small-sized companies" is defined as companies whose common stock, or securities convertible into common stock, have a total market capitalization of up to $1 billion at time of purchase. There is no minimum market capitalization for an issuer's equity securities to be considered an appropriate investment for the Fund. However, as of this date, the Company does not intend to invest more than 15% of the value of the Fund's total assets in securities of companies with market capitalizations below $100 million at the time of purchase.

The market capitalization of each issuer's equity securities will be evaluated quarterly. The Fund will not be required to sell portfolio securities solely because the market capitalization of the issuer's equity securities has exceeded $1 billion, or be prevented from purchasing or be required to sell other portfolio securities as a result of such change. The average market capitalization of the Fund's portfolio at market value is expected to approximate $500 million and will not exceed $1 billion.

WHAT ARE EQUITY AND EQUITY-RELATED SECURITIES?

Equity and equity-related securities in which the Fund has the authority to invest include common stock, preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices. In addition, equity and equity-related securities may include securities sold in the form of depository receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock and depository receipts.

WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?

Under normal market conditions, as a fundamental policy which cannot be changed without stockholder approval, the Fund's assets will be invested in equity and equity-related securities of companies organized or headquartered in at least three different countries (one of which may be the United States).

The portion of the Fund's assets invested in foreign securities will vary from time-to-time, depending on the Investment Manager's view of foreign investment opportunities and risks, and may be up to 100% of the value of the Fund's total assets. For purposes of this restriction, foreign securities includes (i) securities of companies that are organized or headquartered, or whose operations principally are conducted, outside the United States; (ii) securities that principally are traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted; (iii) depository receipts; and (iv) securities of other investment companies investing primarily in such equity and equity-related securities.

Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country, other than France, Germany, Japan and the United Kingdom. While there is no limitation on the countries in which the Fund may invest, the Fund currently expects that the majority of its foreign investments will be in securities of companies organized or headquartered in Japan and the countries of Western Europe. In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described above, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular company is located, as well as other factors it deems relevant.

The Fund expects that its investments in foreign securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in foreign securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

WILL THE FUND INVEST IN EMERGING MARKETS?

The Fund may invest up to 30% of the value of its total assets in securities of companies that are organized or headquartered in developing countries with emerging markets, and will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. The term "emerging market countries" includes any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this Prospectus, "emerging market countries" is deemed to include, for purposes of this Prospectus, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

DOES THE FUND BUY AND SELL FOREIGN CURRENCY?

The Fund presently expects to purchase or sell foreign currency primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing. (See DOES THE FUND HEDGE ITS INVESTMENTS?)

For purposes of the percentage limitations on the Fund's investments in foreign securities, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in foreign currencies or multinational currency units such as the European Currency Unit (a "basket" comprised of specified amounts of currencies of certain of the members of the European Union). As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

DOES THE FUND HEDGE ITS INVESTMENTS?

For hedging purposes, the Fund may purchase options on stock indices and on securities that are authorized for purchase by the Fund. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option prior to its exercise or expiration by selling an option of the same series as the option previously purchased.

The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. The Fund is also authorized to employ currency management techniques to enhance its total return, although it presently does not intend to do so.

WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?

DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign companies in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts that typically are issued by U.S. banks and entitle the holder to all dividends and all capital gains associated with the ordinary shares. These securities may not be denominated in the same currency as the underlying securities that they represent. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, or GDR, or to invest directly in the underlying security, the Fund will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.

Although investment in ADRs does not involve the currency exchange risk that is present when investing in the underlying securities, depository receipts may have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depository receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries (see WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

SHORT SELLING. The Fund may make short sales of securities that it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and may also make short sales of securities which it does not own or have the right to acquire. In order to deliver a security that is sold short to the buyer, the Fund must arrange through a broker to borrow the security, and becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. When the Fund makes a short sale, the proceeds of the sale are retained by the broker until the Fund replaces the borrowed security.

The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act"), and by the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Fund's qualification as a regulated investment company. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed-upon price.

The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

DEBT SECURITIES. The Fund may invest in short-term debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government and foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of domestic and foreign corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's Corporation, Moody's Investor Services, Inc., or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means that the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

Under normal market conditions, no more than 10% of the value of the Fund's total assets will be invested in debt obligations. However, during times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in such debt securities. When the Fund is so invested, it may not be achieving its investment objective.

BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests, the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CAN THE FUND'S OBJECTIVE AND POLICIES BE CHANGED?

The Fund's investment objective is a fundamental policy that may not be changed without a vote of its stockholders. However, except as otherwise indicated in this Prospectus or the Statement of Additional Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of any change in any applicable percentage resulting from market fluctuations.

WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the Fund's annual portfolio turnover rate should not exceed 150%, but the turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

INVESTMENT AND RISK CONSIDERATIONS

Investment in the Fund is subject to a variety of risks, including the following:

RISKS OF EQUITY INVESTMENTS.

Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The value of the Fund's net assets can be expected to fluctuate.

RISKS OF INVESTING IN SMALL-SIZED COMPANIES.

Investments in small-sized concerns may involve greater risks than investments in larger companies. The securities of small-sized companies, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small-sized companies in which the Fund will invest may be unseasoned; that is, these companies may have limited or unprofitable operating histories, limited financial resources and inexperienced management. Small-sized companies often face competition from larger or more established firms that have greater resources. Small-sized companies may not have as great an ability to raise additional capital, may have a less diversified product line (making them susceptible to market pressure), and may have a smaller public market for their shares than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time or below the original purchase price. Investment by the Fund in these small or unseasoned companies may be regarded as speculative. The Fund has investment restrictions that limit the amount of its assets that can be invested in companies that have a record of less than three years of continuous operations and prohibit investment of more than 15% of the value of its net assets in securities that are illiquid. However, as a result of these factors, the Fund's net assets may be more volatile in price than the net asset value of a fund investing principally in larger companies.

RISKS OF INVESTING IN FOREIGN MARKETS GENERALLY.

Investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

RISKS OF INVESTING IN EMERGING MARKETS.

There are special additional risks associated with investments in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

RISKS OF HEDGING TECHNIQUES.

There are a number of risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments. Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost.

The Fund's currency management techniques involve risks different from those that arise in connection with investments in dollar-denominated securities. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in futures contracts and options on futures contracts involve risks similar to those of options on securities. In addition, the potential loss incurred by the Fund in such transactions is unlimited.

The use of hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

RISKS OF SHORT SELLING.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Fund's net asset value per share will tend to be more volatile than would be the case if it did not engage in short sales. Short sales that are not "against the box" also theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty in purchasing securities to meet its short sale delivery obligations, might have to purchase such securities at higher prices than would otherwise be the case, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

WHAT OTHER RISK FACTORS SHOULD I BE AWARE OF?

CONVERTIBLE SECURITIES AND WARRANTS. The value of a convertible security is a function of both its yield in comparison with the yields of similar non-convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

CREDIT OF COUNTERPARTIES.

A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

ORGANIZATION AND MANAGEMENT

WHO MANAGES THE FUND?

The Company was incorporated in Maryland in September 1995, and is an open-end management investment company or mutual fund. The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

The Company, on behalf of the Fund, has retained as the Fund's investment manager RCM Capital Management, L.L.C., a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated December 27, 1996. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.

The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of RCM's Board of Managers. RCM Limited is a California limited partnership consisting of 38 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-five of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.

The Investment Manager's equity philosophy is to invest in growth stocks -- stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.

The Investment Manager has a long history of investing in stocks of small-sized companies. Its portfolio managers and research analysts have been researching small-sized companies for purchase in domestic equity portfolios and have been managing small cap portfolios for more than 20 years. The research team consults regularly with the senior members of the Investment Manager's equity portfolio management team concerning economic conditions and the relative merits and investment opportunities in various industry sectors generally as well as concerning specific companies. The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy.

In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the small cap area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular products and services.

David S. Plants and Michael F. Malouf are primarily responsible for the day-to-day management of the Fund. Mr. Plants is a Senior Vice President of the Investment Manager, with which he has been associated since 1993. From April 1991 to April 1993, he was a member of the Board of Directors of Ebenezer Oil Company. Mr. Malouf is a Senior Vice President of the Investment Manager, with which he has been associated since 1991. They have participated in the management of portfolios since 1993 and 1992, respectively.

WHAT ARE THE FUND'S MANAGEMENT FEES?

For the services rendered by the Investment Manager under the Management Agreement, the Fund will pay a monthly fee to the Investment Manager based on the average daily net assets of the Fund, at the annualized rate of 1.25% of the value of the Fund's average daily net assets.

WHAT OTHER EXPENSES DOES THE FUND PAY?

The Fund is responsible for the payment of its operating expenses, including brokerage and commission expenses; taxes levied on the Fund; interest charges on borrowings (if any); charges and expenses of the Fund's custodian; investment management fees due to the Investment Manager; fees paid pursuant to the Fund's Rule 12b-1 plan; and all of the Fund's other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of non-interested directors of the Company).

To limit the expenses of the Fund, the Investment Manager has agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annual rate of 2.50% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

HOW DOES THE FUND DECIDE WHICH BROKERS TO USE?

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best available execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner Kleinwort Benson North America LLC, a wholly owned subsidiary of Dresdner, or other broker-dealer subsidiaries or affiliates of Dresdner.

WHO IS THE FUND'S DISTRIBUTOR?

Funds Distributor, Inc. (the "Distributor"), whose principal place of business is 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. In addition, the Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the prospectuses of the Fund to persons who are not already stockholders, and indirect and overhead costs associated with the sale of shares of the Fund. If in any month the Distributor is due more monies for such services than are immediately payable because of the expense limitation under the plan, the unpaid amount is carried forward from month to month while the plan is in effect until such time as it may be paid. However, no amounts carried forward are payable beyond the fiscal year during which they were incurred, and no interest, carrying or other finance charge is borne by the Fund with respect to any amount carried forward.

WHO IS THE FUND'S CUSTODIAN AND TRANSFER AGENT?

State Street Bank and Trust Company acts as the Fund's custodian, transfer agent, redemption agent and dividend paying agent (the "Custodian"). The Custodian's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

HOW TO PURCHASE SHARES

WHAT IS THE OFFERING PRICE FOR SHARES OF THE FUND?

Shares of the Fund are offered on a continuous basis at the offering price next determined after receipt of an order in proper form. The offering price is the net asset value per share plus a sales charge, if applicable. There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the initial investment must be at least $5,000, and the minimum subsequent investment is $250 other than investment through the Fund's automatic dividend reinvestment plan. (See STOCKHOLDER SERVICES.)

IS THERE A SALES CHARGE?

The sales charges you pay when purchasing shares of the Fund are set forth below:

                                   Sales Charge as a Percentage of the:
                                   ------------------------------------
                                                               Dealer Commission
Amount of Purchase at the          Offering       Net Amount    as Percentage of
Public Offering Price               Price         Invested     the Offering Price
------------------------------------------------------------------------------------
Less than $50,000                   5.00%           5.26%           4.50%
$50,000 but less than $100,000      4.50%           4.71%           4.00%
$100,000 but less than $250,000     3.50%           3.63%           3.25%
$250,000 but less than $500,000     2.50%           2.56%           2.25%
$500,000 but less than $1,000,000   2.00%           2.04%           1.75%
$1,000,000 or more                  0.00%           0.00%           0.00%

Commissions will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more and purchases made at net asset value by certain retirement plans of organizations with 50 or more eligible employees as set forth in the Statement of Additional Information.

WHEN IS THE SALES CHARGE WAIVED OR REDUCED?

NET ASSET VALUE PURCHASES.  The Fund may sell shares at net asset value to:

(1) current or retired directors, officers and employees of the Fund, the Distributor, the Investment Manager, certain family members of such persons, and trusts or plans primarily for such persons;

(2) current or retired registered representatives or full-time employees (and their spouses and minor children) of dealers having selling group agreements with the Distributor and plans for such persons;

(3) stockholders and former stockholders of another mutual fund which has a sales charge and is not a series of the Company, so long as shares of the Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund (to obtain this benefit, the redemption check, endorsed to the Company, or a copy of the confirmation showing the redemption, must be forwarded to National Financial Data Services -- see HOW CAN I PURCHASE SHARES OF THE FUND?);

(4) companies or other entities exchanging securities with the Fund through a merger, acquisition or exchange offer;

(5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(6) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates;

(7) investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(8) clients of investment advisers and financial planners referred to in item (7) who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker, agent, investment adviser or financial institution;

(9) employee-sponsored benefit plans in connection with purchases of shares of the Fund made as a result of participant-directed exchanges between options in such a plan;

(10) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Fund; and

(11) such other persons as are determined by the Company's Board of Directors (or by the Distributor pursuant to standards adopted by the Board) to have acquired shares under circumstances not involving any sales expenses to the Fund or the Distributor.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on Fund shares purchased upon the reinvestment of dividends and distributions, or upon an exchange of shares from other series of the Company.

AGGREGATION. Sales charge discounts on purchases of shares of the Fund are available for certain aggregated investments. Investments which may be aggregated include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are
(1) for a single trust, estate or fiduciary account, including an employee benefit plan other than those described above, (2) made for two or more employee benefit plans of a single employer or affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more series of the Company. For example, if you concurrently invest $500,000 in the Fund and $500,000 in another series of the Company, the sales charge would be reduced to reflect a $1,000,000 purchase.

RIGHT OF ACCUMULATION. The sales charge for your investment may also be reduced by taking into account your existing holdings in the Fund and the other series of the Company. See the account application and Statement of Additional Information for further details.

LETTER OF INTENT. You may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Fund and the other series of the Company may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction.
See the account application and Statement of Additional Information for further details.

HOW CAN I PURCHASE SHARES OF THE FUND?

Investors or their duly authorized agents may purchase shares of the Fund by sending a signed, completed subscription form to National Financial Data Services ("NFDS"), an affiliate of the Custodian, at P.O. Box 419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company.

Orders for shares received by NFDS prior to the close of the New York Stock Exchange composite tape on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of the New York Stock Exchange composite tape on that day. The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of the New York Stock Exchange composite tape, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of the New York Stock Exchange composite tape on the next succeeding day on which the New York Stock Exchange is open for trading.

Upon receipt of the order in proper form, NFDS will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

WHERE SHOULD I SEND MY SUBSCRIPTION PAYMENT?

Payment for shares purchased should be made by check or money order, made payable to RCM Global Small Cap Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payments should be sent to:

RCM Equity Funds, Inc.
P.O. Box 419927
Kansas City, MO  64141-6927

Attn:     RCM Global Small Cap Fund
               Account 681

Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at
(800) 726-7240 for instructions. On the telephone, the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly to NFDS. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

The Company will issue share certificates of the Fund only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

CAN I PAY FOR SHARES WITH INVESTMENT SECURITIES?

In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for the Fund's shares offered by this Prospectus. Any such securities (i) will be valued at the close of the New York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under HOW ARE SHARES PRICED? below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

HOW ARE SHARES PRICED?

The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

STOCKHOLDER SERVICES

WHAT SERVICES ARE PROVIDED TO STOCKHOLDERS?

AUTOMATIC REINVESTMENT. Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, without a sales charge or other fee, by contacting NFDS. Before effecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at the net asset value per share of the Fund, and the series into which the exchange is to be made, next determined after receipt by NFDS of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and (ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by NFDS. A stockholder in doubt as to what documents are required should contact NFDS.

ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports; each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

REDEMPTION OF SHARES

HOW DO I REDEEM MY SHARES?

Subject only to the limitations described below, the Company will redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

Stockholders may be charged a fee if they effect transactions through a broker or agent.

WHEN WILL I RECEIVE MY REDEMPTION PAYMENT?

PAYMENT FOR SHARES. Payment for shares redeemed will be made within seven days after receipt by the Company of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians. Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay, or cause to be delayed, the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days after execution of the redemption order except as may be provided below.

SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

WHAT ELSE SHOULD I KNOW ABOUT REDEMPTIONS?

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a redemption of shares of the Fund, or proceeds of a dividend or capital gain distribution paid to you with respect to shares of the Fund, without a sales charge, in the Fund or any other series of the Company. Send a written request and a check to the Company within 90 days after the date of the redemption, dividend or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same series within 30 days.

INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Company may redeem all of the shares of any investor whose account has a net asset value of less than $5,000 due to redemptions (other than a stockholder who is a participant in a qualified retirement plan). The Company will give such stockholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

INVESTMENT RESULTS

WILL THE FUND REPORT ITS PERFORMANCE?

The Fund may, from time-to-time, include information on its investment results and/or comparisons of its investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indices prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gain distributions). Such indices and rankings may include the following, among others:

     1.  The S&P 500 Composite Index.

     2.  The Russell Midcap Index.

     3. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

WHAT DIVIDENDS DOES THE FUND PAY?

The Fund intends to distribute to its stockholders all of each fiscal year's net investment income and net realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

WHAT TAXES WILL I PAY ON FUND DIVIDENDS?

Dividends generally are taxable to stockholders at the time they are paid. However, dividends declared in October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

WILL THE FUND ALSO PAY TAXES?

The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders. If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

WHEN WILL I RECEIVE TAX INFORMATION?

Each stockholder will receive, at the end of each fiscal year of the Company, full information on dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

GENERAL INFORMATION

WHAT OTHER INFORMATION SHOULD I KNOW ABOUT THE FUND?

The authorized capital stock of the Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of the Fund. In addition, 50,000,000 shares have been designated as shares of RCM Global Technology Fund, 50,000,000 shares have been designated as shares of RCM Global Health Care Fund, 50,000,000 shares have been designated as shares of RCM Large Cap Growth Fund, and 50,000,000 shares have been designated as shares of Dresdner RCM Emerging Markets Fund (a newly created series of the Company). The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock of the Company, representing shares of additional investment portfolios or funds.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed. As of April 30, 1997, there were 400,010 shares of the Fund outstanding, of which 400,000 shares were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                            RCM LARGE CAP GROWTH FUND

                                   OFFERED BY:

                             RCM EQUITY FUNDS, INC.

                             FOUR EMBARCADERO CENTER

                         SAN FRANCISCO, CALIFORNIA 94111

                                 (800) 726-7240

              THIS PROSPECTUS RELATES TO RCM LARGE CAP GROWTH FUND,
          WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED SECURITIES OF
                   COMPANIES WITH LARGE MARKET CAPITALIZATIONS

                             --------------------

RCM LARGE CAP GROWTH FUND (THE "FUND") is a diversified series of RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of companies with large market capitalizations. Companies with "large market capitalizations" is defined as companies whose common stock, and securities convertible into common stock, have a total market capitalization of at least $1 billion at the time of purchase. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT OBJECTIVE AND POLICIES.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated June 30, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.

                             --------------------

                  The date of this Prospectus is June 30, 1997

TABLE OF CONTENTS


                                                                         PAGE

Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Summary of Fees and Expenses . . . . . . . . . . . . . . . . . . . . .    5


Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .    7

Investment Objective and Policies. . . . . . . . . . . . . . . . . . .    8

Investment and Risk Considerations . . . . . . . . . . . . . . . . . .   14

Organization and Management. . . . . . . . . . . . . . . . . . . . . .   16

How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . . .   19

Stockholder Services . . . . . . . . . . . . . . . . . . . . . . . . .   23

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . .   24

Investment Results . . . . . . . . . . . . . . . . . . . . . . . . . .   25

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . .   25

General Information. . . . . . . . . . . . . . . . . . . . . . . . . .   27




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

RCM LARGE CAP GROWTH FUND
PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus:

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of companies with large market capitalizations. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT OBJECTIVE AND POLICIES.)

WHAT DOES THE FUND INVEST IN?

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity and equity-related securities of companies with large market capitalizations that the Investment Manager believes have the potential to experience above average and predictable earnings growth. Companies with "large market capitalizations" is defined as companies whose common stock, and securities convertible into common stock, have a total market capitalization of at least $1 billion at the time of purchase.

DOES THE FUND INVEST GLOBALLY?

The Fund may invest up to 20% of the value of its total assets in equity and equity-related securities of foreign issuers, including emerging market issuers.

SHOULD I INVEST IN THE FUND?

The Fund believes that large capitalization companies can offer attractive investment opportunities. Such companies can offer potential investors reasonable valuations and the opportunity to invest in larger, well-established growth companies with less price volatility than that associated with medium and smaller capitalization companies. However, the market prices of stocks of large companies, like those of all other equity securities, can fluctuate, and analyzing individual companies can be time-intensive. A large cap fund offers experienced professional management to investors who wish to invest in a diversified portfolio of large companies.

The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

WHO OPERATES THE FUND?

The Fund's investment manager is RCM Capital Management, L.L.C. ("RCM" or the "Investment Manager"), a registered investment adviser with principal offices in San Francisco, California. RCM and its predecessors have over 25 years of experience in investing in equity securities. RCM currently provides investment management services to institutional and individual clients and registered investment companies with aggregate assets in excess of $26 billion. (See ORGANIZATION AND MANAGEMENT.) The custodian of the Fund's assets is State Street Bank and Trust Company.

WHAT ARE SOME OF THE POTENTIAL INVESTMENT RISKS?

Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets are generally higher than in the United States. (See INVESTMENT AND RISK CONSIDERATIONS.)

DOES THE FUND HEDGE ITS INVESTMENTS?

The Fund may use a variety of techniques to hedge investments. These include currency management techniques; options on securities, indices and currencies; financial and foreign currency futures contracts and options; and currency swaps. Each of these hedging techniques also involves certain risks. (See INVESTMENT OBJECTIVE AND POLICIES and INVESTMENT AND RISK CONSIDERATIONS.)

IS THERE A MINIMUM INVESTMENT?

There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form, plus a sales charge if applicable. (See HOW TO PURCHASE SHARES.)

CAN I REDEEM SHARES AT ANY TIME?

You may redeem your shares at any time at their net asset value, without a redemption charge. (See REDEMPTION OF SHARES.)

SUMMARY OF FEES AND EXPENSES

WHAT EXPENSES WILL THE FUND INCUR?

The following information is designed to help you understand various costs and expenses of the Fund that an investor may bear directly or indirectly. The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

     STOCKHOLDER TRANSACTION EXPENSES
     ---------------------------------
     Maximum sales load imposed on purchases                           5.00%
     (as a percentage of offering price)*

     Sales load imposed on reinvested dividends                        None

     Deferred sales loads                                              None

     Redemption fees                                                   None

     ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     ----------------------------------------------------------------------
     Investment management fees                                        0.75%

     Rule 12b-1 expenses                                               0.35%

     Other expenses (after expense reduction**)                        0.75%

     Total Fund operating expenses (after expense reduction**)         1.85%

     EXAMPLE OF PORTFOLIO EXPENSES                    1 YEAR         3 YEARS
     -----------------------------                    ------         -------
     You would pay the following total
     expenses on a $1,000 investment,
     assuming (1) a 5% annual
     return and (2) redemption
     at the end of each time period                    $68             $105


* Sales charges are reduced on a sliding scale for increasing amounts of purchase at the public offering price and are waived for certain persons. The National Association of Securities Dealers, Inc. limits total annual sales charges (including Rule 12b-1 expenses) to all purchasers of shares of the Fund to 6.25% of new sales plus an interest factor. However, long-term stockholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD. (See HOW TO PURCHASE SHARES.)

**   The Investment Manager has voluntarily agreed, until at least December 31,
1997, to pay the Fund on a quarterly basis the amount, if any, by which ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.85% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND MANAGEMENT.) Other expenses and total Fund operating expenses for the first year of operation of the Fund, without expense reduction, are estimated to be 2.69% and 3.44%, respectively, of the Fund's average daily net assets.


In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions will be reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase of Fund shares is higher. (See HOW TO PURCHASE SHARES.)

For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.

FINANCIAL HIGHLIGHTS

The following information for the four months ended April 30, 1997, has been prepared by the Company and is unaudited. It should be read in conjunction with the financial statements and related notes, which are included in the Statement of Additional Information.

The following information for December 31, 1996 has been audited by Coopers
& Lybrand L.L.P., independent accountants, as stated in their opinion appearing in the Fund's 1996 Annual Report to Shareholders (which has been incorporated herein by reference). This information should be read in conjunction with the financial statements and related notes, which are included in the Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders is available, upon request, by calling the Fund at (800) 726-7240, or by writing the Fund at Four Embarcadero Center, San Francisco 94111.

Selected data for each share of capital stock outstanding are as follows:


                                                                DECEMBER 31, 1996
                                          FOUR MONTHS ENDED    (COMMENCEMENT OF
                                            APRIL 30, 1997       OPERATIONS) TO
                                              (UNAUDITED)       DECEMBER 31, 1996
                                          -----------------    -------------------
PER SHARE OPERATING PERFORMANCE:

  Net asset value, beginning of period       $    10.00            $    10.00
                                             ----------            ----------
  Net investment loss (a)                         (0.01)(b)                 -

  Net realized and unrealized gain on
   investments (a)                                 0.51                     -

  Net increase in net asset value
   resulting from investment operations (a)        0.50                     -
                                             ----------            ----------
Net asset value, end of period               $    10.50            $    10.00
                                             ----------            ----------
                                             ----------            ----------
  Total Return (c)                                 4.90%                 0.00%
                                             ----------            ----------
                                             ----------            ----------
RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)   $   0.0727            $   0.0326
                                             ----------            ----------
                                             ----------            ----------
Net assets, end of period (in 000's)         $    4,198            $    4,000
                                             ----------            ----------
                                             ----------            ----------
Ratio of expenses to average net assets            1.85%(b)              0.00%(f)
                                             ----------            ----------
                                             ----------            ----------
Ratio of net investment loss to average
 net assets                                       (0.35%)(b)             0.00%(f)
                                             ----------            ----------
                                             ----------            ----------
Portfolio turnover                                49.59%(e)              0.00%(f)
                                             ----------            ----------
                                             ----------            ----------

-----------------------------

(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.44% and the ratio of net investment loss to average net assets would have been (1.93%).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Not annualized.
(f) Not annualized.  Fund was in operation for one day.


INVESTMENT OBJECTIVE AND POLICIES

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of companies with large market capitalizations. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in such securities. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

HOW DOES THE FUND SELECT SECURITIES FOR ITS PORTFOLIO?

The Fund intends to invest primarily in equity and equity-related securities of large capitalization growth companies. In most cases, these companies will have one or more of the following characteristics: superior management; strong balance sheets; differentiated or superior products or services; substantial capacity for growth in revenue, through either an expanding market or through expanding market share; strong commitment to research and development; or a steady stream of new products or services.

The Investment Manager will seek to identify companies throughout the world that are expected to have higher-than-average rates of growth and strong potential for capital appreciation relative to the potential downside risk of an investment. There are no limitations on the types of businesses in which the Fund may invest, although no more than 25% of the value of the Fund's total assets may be invested in the securities of companies primarily engaged in any one industry (other than securities of the U.S. Government, its agencies and instrumentalities). In determining whether securities of particular issuers are believed to have the potential for capital appreciation, the Investment Manager will evaluate the fundamental value of each enterprise, as well as its prospects for growth. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in equity securities to those issuers with a record of dividend payments.

WHAT ARE LARGE CAP COMPANIES?

Large cap companies are issuers whose common stock, and securities convertible into common stock, have a total market capitalization of at least $1 billion at time of purchase. There is no maximum market capitalization for an issuer's equity securities to be considered an appropriate investment for the Fund. The market capitalization of each issuer's equity securities will be evaluated quarterly. The Fund will not be required to sell portfolio securities solely because the market capitalization of the issuer's equity securities has declined below $1 billion, or be prevented from purchasing or be required to sell other portfolio securities as a result of such change.

WHAT ARE EQUITY AND EQUITY-RELATED SECURITIES?

Equity and equity-related securities in which the Fund has the authority to invest include common stock, preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices. In addition, equity and equity-related securities may include securities sold in the form of depository receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock.

WILL THE FUND INVEST IN FOREIGN SECURITIES?

The Fund may invest up to 20% of the value of its total assets in equity and equity-related securities of foreign issuers. The portion of the Fund's assets invested in foreign securities will vary from time-to-time, depending on the Investment Manager's view of foreign investment opportunities and risks. For purposes of this restriction, "foreign securities" includes (i) securities of companies that are organized or headquartered, or whose operations principally are conducted, outside the United States; (ii) securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted; (iii) depository receipts; and (iv) securities of other investment companies investing primarily in such equity and equity-related securities.

Under normal market conditions, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country. In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described above, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular company is located, as well as other factors it deems relevant.

The Fund expects that its investments in foreign securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in foreign securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

WILL THE FUND INVEST IN EMERGING MARKETS?

The Fund may invest up to 10% of the value of its total assets in securities of companies that are organized or headquartered in developing countries with emerging markets, and will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. The term "emerging market countries" includes any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other reputable financial institutions. As of the date of this Prospectus, the term "emerging market countries" is deemed to include, for purposes of this Prospectus, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

DOES THE FUND BUY AND SELL FOREIGN CURRENCY?

The Fund presently expects to purchase or sell foreign currency primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing. (See DOES THE FUND HEDGE ITS INVESTMENTS?)

For purposes of the percentage limitations on the Fund's investments in foreign securities, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in foreign currencies or multinational currency units such as the European Currency Unit (a "basket" comprised of specified amounts of currencies of certain of the members of the European Union). As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

DOES THE FUND HEDGE ITS INVESTMENTS?

For hedging purposes, the Fund may purchase options on stock indices and on securities that are authorized for purchase by the Fund. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option prior to its exercise or expiration by selling an option of the same series as the option previously purchased.

The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. The Fund is also authorized to employ currency management techniques to enhance its total return, although it presently does not intend to do so.

WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?

DEPOSITORY RECEIPTS. The Fund may invest up to 20% of the value of its total assets in securities of foreign companies in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts that typically are issued by U.S. banks and entitle the holder to all dividends and all capital gains associated with the ordinary shares. These securities may not be denominated in the same currency as the underlying securities that they represent. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, or GDR, or to invest directly in the underlying security, the Fund will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.

Although investment in ADRs does not involve the currency exchange risk that is present when investing in the underlying securities, depository receipts may have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depository receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries (see WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

SHORT SELLING. The Fund may make short sales of securities that it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and may also make short sales of securities which it does not own or have the right to acquire. In order to deliver a security that is sold short to the buyer, the Fund must arrange through a broker to borrow the security, and becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. When the Fund makes a short sale, the proceeds of the sale are retained by the broker until the Fund replaces the borrowed security.

The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act"), and by the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Fund's qualification as a regulated investment company. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purposes of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed-upon price.

The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

DEBT SECURITIES. The Fund may invest in debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government and foreign governments (including their respective agencies, instrumentalities, authorities, and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of domestic and foreign corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's Corporation, Moody's Investor Services, Inc., or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means that the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

Under normal market conditions, no more than 10% of the value of the Fund's total assets will be invested in debt obligations. However, during times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in such debt securities. When the Fund is so invested, it may not be achieving its investment objective.

BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests, the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CAN THE FUND'S OBJECTIVE AND POLICIES BE CHANGED?

The Fund's investment objective is a fundamental policy that may not be changed without a vote of its stockholders. However, except as otherwise indicated in this Prospectus or the Statement of Additional Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of any change in any applicable percentage resulting from market fluctuations.

WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the Fund's annual portfolio turnover rate should not exceed 50%, but the turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Code. (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

INVESTMENT AND RISK CONSIDERATIONS

Investment in the Fund is subject to a variety of risks, including the following:

RISKS OF EQUITY INVESTMENTS.

Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The value of the Fund's net assets can be expected to fluctuate.

RISKS OF INVESTING IN FOREIGN MARKETS GENERALLY.

Investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation, or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

RISK OF INVESTING IN EMERGING MARKET SECURITIES.

There are special additional risks associated with investments in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

RISKS OF HEDGING TECHNIQUES.

There are a number of risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments. Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost.

The Fund's currency management techniques involve risks different from those that arise in connection with investments in dollar-denominated securities. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in futures contracts and options on futures contracts involve risks similar to those of options on securities. In addition, the potential loss incurred by the Fund in such transactions is unlimited.

The use of hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

RISKS OF SHORT SELLING.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Fund's net asset value per share will tend to be more volatile than would be the case if it did not engage in short sales. Short sales that are not "against the box" also theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty in purchasing securities to meet its short sale delivery obligations; might have to purchase such securities at higher prices than would otherwise be the case; and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

WHAT OTHER RISK FACTORS SHOULD I BE AWARE OF?

CONVERTIBLE SECURITIES AND WARRANTS. The value of a convertible security is a function of both its yield in comparison with the yields of similar non-convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

CREDIT OF COUNTERPARTIES. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

ORGANIZATION AND MANAGEMENT

WHO MANAGES THE FUND?

The Company was incorporated in Maryland in September 1995, and is an open-end management investment company or mutual fund. The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

The Company, on behalf of the Fund, has retained as the Fund's investment manager RCM Capital Management, L.L.C., a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated December 27, 1996. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.

The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of RCM's Board of Managers. RCM Limited is a California limited partnership consisting of 38 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-five of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.

The Investment Manager's equity philosophy is to invest in growth stocks --stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.

The Investment Manager has a long history of investing in large capitalization stocks. Its portfolio managers and research analysts have been researching large companies for purchase in domestic equity portfolios, and have been managing large cap portfolios, for more than 20 years. The research team consults regularly with the senior members of the Investment Manager's equity portfolio management team concerning economic conditions and the relative merits and investment opportunities in various industry sectors generally as well as concerning specific companies. The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy.

In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the large cap area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular products and services.

John D. Leland, Jr. and Carson V. Levit are primarily responsible for the day-to-day management of the Fund. Mr. Leland is a Principal of the Investment Manager, with which he has been associated since 1972. He has managed equity portfolios on behalf of the Investment Manager since 1972. Mr. Levit is a Senior Vice President of the Investment Manager, with which he has been associated since 1993. From September 1991 to May 1993 he attended the Wharton School at the University of Pennsylvania where he obtained his M.B.A. During that period he was a research analyst at Fidelity Investments. Mr. Levit has been participating in the management of equity portfolios since 1994.

WHAT ARE THE FUND'S MANAGEMENT FEES?

For the services rendered by the Investment Manager under the Management Agreement, the Fund will pay a monthly fee to the Investment Manager based on the average daily net assets of the Fund, at the annualized rate of 0.75% of the value of the Fund's average daily net assets.

WHAT OTHER EXPENSES DOES THE FUND PAY?

The Fund is responsible for the payment of its operating expenses, including brokerage and commission expenses; taxes levied on the Fund; interest charges on borrowings (if any); charges and expenses of the Fund's custodian; investment management fees due to the Investment Manager; fees paid pursuant to the Fund's Rule 12b-1 plan; and all of the Fund's other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of non-interested directors of the Company).

To limit the expenses of the Fund, the Investment Manager has agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annual rate of 1.85% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

HOW DOES THE FUND DECIDE WHICH BROKERS TO USE?

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best available execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner Kleinwort Benson North America LLC, a wholly owned subsidiary of Dresdner, or other broker-dealer subsidiaries or affiliates of Dresdner.

WHO IS THE FUND'S DISTRIBUTOR?

Funds Distributor, Inc. (the "Distributor"), whose principal place of business is 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. In addition, the Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.35% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the prospectuses of the Fund to persons who are not already stockholders, and indirect and overhead costs associated with the sale of shares of the Fund. If in any month the Distributor is due more monies for such services than are immediately payable because of the expense limitation under the plan, the unpaid amount is carried forward from month-to-month while the plan is in effect until such time as it may be paid. However, no amounts carried forward are payable beyond the fiscal year during which they were incurred, and no interest, carrying or other finance charge is borne by the Fund with respect to any amount carried forward.

WHO IS THE FUND'S CUSTODIAN AND TRANSFER AGENT?

State Street Bank and Trust Company acts as the Fund's custodian, transfer agent, redemption agent and dividend paying agent (the "Custodian"). The Custodian's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

HOW TO PURCHASE SHARES

WHAT IS THE OFFERING PRICE FOR SHARES OF THE FUND?

Shares of the Fund are offered on a continuous basis at the offering price next determined after receipt of an order in proper form. The offering price is the net asset value per share plus a sales charge, if applicable. There is no minimum initial investment for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund. For other investors, the initial investment must be at least $5,000, and the minimum subsequent investment is $250 other than through the Fund's automatic dividend reinvestment plan. (See STOCKHOLDER SERVICES.)

IS THERE A SALES CHARGE?

The sales charges you pay when purchasing shares of the Fund are set forth below:

                                         SALES CHARGES AS PERCENTAGE OF THE:
                                         -----------------------------------
                                                              DEALER COMMISSION
AMOUNT OF PURCHASE AT                    OFFERING  NET AMOUNT AS PERCENTAGE OF
THE PUBLIC OFFERING PRICE                PRICE     INVESTED   THE OFFERING PRICE
-------------------------                ---------------------------------------
Less than $50,000                         5.00%     5.26%           4.50%
$50,000 but less than $100,000            4.50%     4.71%           4.00%
$100,000 but less than $250,000           3.50%     3.63%           3.25%
$250,000 but less than $500,000           2.50%     2.56%           2.25%
$500,000 but less than $1,000,000         2.00%     2.04%           1.75%
$1,000,000 or more                        0.00%     0.00%           0.00%

Commissions will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more and purchases made at net asset value by certain retirement plans of organizations with 50 or more eligible employees as set forth in the Statement of Additional Information.

WHEN IS THE SALES CHARGE WAIVED OR REDUCED?

NET ASSET VALUE PURCHASES. The Fund may sell shares at net asset value to:

(1) current or retired directors, officers and employees of the Fund, the Distributor, the Investment Manager, certain family members of such persons, and trusts or plans primarily for such persons;

(2) current or retired registered representatives or full-time employees (and their spouses and minor children) of dealers having selling group agreements with the Distributor and plans for such persons;

(3) stockholders and former stockholders of another mutual fund which has a sales charge and is not a series of the Company, so long as shares of the Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund (to obtain this benefit, the redemption check, endorsed to the Company, or a copy of the confirmation showing the redemption, must be forwarded to National Financial Data Services -- see HOW CAN I PURCHASE SHARES OF THE FUND?);

(4) companies or other entities exchanging securities with the Fund through a merger, acquisition or exchange offer;

(5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(6) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates;

(7) investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(8) clients of investment advisers and financial planners referred to in item (7) who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker, agent, investment adviser or financial institution;

(9) employee-sponsored benefit plans in connection with purchases of shares of the Fund made as a result of participant-directed exchanges between options in such a plan;

(10) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Fund; and

(11) such other persons as are determined by the Company's Board of Directors (or by the Distributor pursuant to standards adopted by the Board) to have acquired shares under circumstances not involving any sales expenses to the Fund or the Distributor.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on Fund shares purchased upon the reinvestment of dividends and distributions, or upon an exchange of shares from other series of the Company.

AGGREGATION. Sales charge discounts on purchases of shares of the Fund are available for certain aggregated investments. Investments which may be aggregated include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are
(1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, (2) made for two or more employee benefit plans of a single employer or affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more series of the Company. For example, if you concurrently invest $500,000 in the Fund and $500,000 in another series of the Company, the sales charge would be reduced to reflect a $1,000,000 purchase.

RIGHT OF ACCUMULATION. The sales charge for your investment may also be reduced by taking into account your existing holdings in the Fund and the other series of the Company. See the account application and Statement of Additional Information for further details.

LETTER OF INTENT. You may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Fund and the other series of the Company may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction.
See the account application and Statement of Additional Information for further details.

HOW CAN I PURCHASE SHARES OF THE FUND?

Investors or their duly authorized agents may purchase shares of the Fund by sending a signed, completed subscription form to National Financial Data Services ("NFDS"), an affiliate of the Custodian, at P.O. Box 419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company.

Orders for shares received by NFDS prior to the close of the New York Stock Exchange composite tape on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of the New York Stock Exchange composite tape on that day. The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of the New York Stock Exchange composite tape, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of the New York Stock Exchange composite tape on the next succeeding day on which the New York Stock Exchange is open for trading.

Upon receipt of the order in proper form, NFDS will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

WHERE SHOULD I SEND MY SUBSCRIPTION PAYMENT?

Payment for shares purchased should be made by check or money order, made payable to RCM Large Cap Growth Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payment should be sent to:

RCM Equity Funds, Inc.
P.O. Box 419927
Kansas City, MO  64141-6927

Attn:  RCM Large Cap Growth Fund
       Account 682

Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at
(800) 726-7240 for instructions. On the telephone the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly to NFDS. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

The Company will issue share certificates of the Fund only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

CAN I PAY FOR SHARES WITH INVESTMENT SECURITIES?

In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for the Fund's shares offered by this Prospectus. Any such securities (i) will be valued at the close of the New York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under HOW ARE SHARES PRICED? below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

HOW ARE SHARES PRICED?

The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

STOCKHOLDER SERVICES

WHAT SERVICES ARE PROVIDED TO STOCKHOLDERS?

AUTOMATIC REINVESTMENT. Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, without a sales charge or other fee, by contacting NFDS. Before effecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at the net asset value per share of the Fund, and the series into which the exchange is to be made, next determined after receipt by NFDS of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and (ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by NFDS. A stockholder in doubt as to what documents are required should contact NFDS.

ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports; each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

REDEMPTION OF SHARES

HOW DO I REDEEM MY SHARES?

Subject only to the limitations described below, the Company will redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

Stockholders may be charged a fee if they effect transactions through a broker or agent.

WHEN WILL I RECEIVE MY REDEMPTION PAYMENT?

PAYMENT FOR SHARES. Payment for shares redeemed will be made within seven days after receipt by the Company of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians. Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay, or cause to be delayed, the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days after execution of the redemption order except as may be provided below.

SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

WHAT ELSE SHOULD I KNOW ABOUT REDEMPTIONS?

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a redemption of shares of the Fund, or proceeds of a dividend or capital gain distribution paid to you with respect to shares of the Fund, without a sales charge, in the Fund or any other series of the Company. Send a written request and a check to the Company within 90 days after the date of the redemption, dividend or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same series within 30 days.

INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Company may redeem all of the shares of any investor whose account has a net asset value of less than $5,000 due to redemptions (other than a stockholder who is a participant in a qualified retirement plan). The Company will give such stockholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such a redemption.

INVESTMENT RESULTS

WILL THE FUND REPORT ITS PERFORMANCE?

The Fund may, from time-to-time, include information on its investment results and/or comparisons of its investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indices prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gain distributions). Such indices and rankings may include the following, among others:

1.  The S&P 500 Composite Index.

2. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

WHAT DIVIDENDS DOES THE FUND PAY?

The Fund intends to distribute to its stockholders all of each fiscal year's net investment income and net realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

WHAT TAXES WILL I PAY ON FUND DIVIDENDS?

Dividends generally are taxable to stockholders at the time they are paid. However, dividends declared in October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

WILL THE FUND ALSO PAY TAXES?

The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders. If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

WHEN WILL I RECEIVE TAX INFORMATION?

Each stockholder will receive, at the end of each fiscal year of the Company, full information on dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

GENERAL INFORMATION

WHAT OTHER INFORMATION SHOULD I KNOW ABOUT THE FUND?

The authorized capital stock of the Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of the Fund. In addition, 50,000,000 shares have been designated as shares of RCM Global Technology Fund, 50,000,000 shares have been designated as shares of RCM Global Health Care Fund, 50,000,000 shares have been designated as shares of RCM Global Small Cap Fund, and 50,000,000 shares have been designated as shares of Dresdner RCM Emerging Markets Fund (a newly created series of the Company). The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock of the Company representing shares of additional investment portfolios or funds.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company.
 All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed. As of April 30, 1997, there were 400,009 shares of the Fund outstanding, of which 400,000 shares were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                             RCM EQUITY FUNDS, INC.

                           RCM GLOBAL TECHNOLOGY FUND
                           RCM GLOBAL HEALTH CARE FUND
                            RCM GLOBAL SMALL CAP FUND
                            RCM LARGE CAP GROWTH FUND

                             FOUR EMBARCADERO CENTER
                         SAN FRANCISCO, CALIFORNIA 94111
                                 (800) 726-7240

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 1997

RCM Global Technology Fund (the "Technology Fund"), RCM Global Health Care Fund (the "Health Care Fund"), RCM Global Small Cap Fund (the "Small Cap Fund"), and RCM Large Cap Growth Fund ("the Large Cap Fund") are no-load series (each a "Fund" and collectively the "Funds") of RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. The Funds' investment manager is RCM Capital Management, L.L.C. (the "Investment Manager").

This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Funds' Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and should be read in conjunction with such Prospectuses. The Prospectuses may be obtained without charge by calling or writing the Company at the address and phone number above.

                                TABLE OF CONTENTS

                                                                            PAGE

Investment Objectives and Policies . . . . . . . . . . . . . . . . .           2
Investment and Risk Considerations . . . . . . . . . . . . . . . . .          13
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . .          20
Execution of Portfolio Transactions. . . . . . . . . . . . . . . . .          22
Directors and Officers . . . . . . . . . . . . . . . . . . . . . . .          24
The Investment Manager . . . . . . . . . . . . . . . . . . . . . . .          27
The Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . .          30
Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . .          31
Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . .          32
Dividends, Distributions and Tax Status. . . . . . . . . . . . . .            34
Investment Results . . . . . . . . . . . . . . . . . . . . . . . . .          38
Description of Capital Shares. . . . . . . . . . . . . . . . . . . .          39
Additional Information . . . . . . . . . . . . . . . . . . . . . . .          40

                       __________________________________

                       INVESTMENT OBJECTIVES AND POLICIES
                       __________________________________


INVESTMENT CRITERIA

In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described in the Prospectuses, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.

INVESTMENT IN FOREIGN SECURITIES

Each of the Funds may invest in foreign securities. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve a Fund's investment objective, the Investment Manager will allocate the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time-to-time, a Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities or capital appreciation, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. Each Fund may invest in securities of companies that are organized or headquartered in developed foreign countries. A Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

Although these countries have developed economies, even developed countries are subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese Yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

INVESTMENT IN EMERGING MARKETS. Each Fund may invest in securities of companies organized or headquartered in developing countries with emerging markets. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to the Funds' overall limitations on investments in emerging market countries.

Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries, and thus the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets.
See "INVESTMENT AND RISK CONSIDERATIONS -- EMERGING MARKET SECURITIES" for a more detailed discussion of the risk factors associated with investments in emerging market securities. In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in the Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

It is unlikely that a Fund will be invested in equity securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible, due to lack of adequate custody arrangements for the Funds' assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets, or in the United States, or for other reasons.

CURRENCY MANAGEMENT

Securities purchased by the Funds may be denominated in U.S. dollars, foreign currencies, or multinational currency units such as the European Currency Unit, and the Funds will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and a Fund's net currency positions may expose it to risks independent of its securities positions.

From time-to-time, the Funds may employ currency management techniques to enhance their total returns, although they presently do not intend to do so. A Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance return, they are considered speculative.

A Fund's ability to engage in currency transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and the Fund's intention to continue to qualify as such. (See DIVIDENDS, DISTRIBUTIONS AND TAX STATUS.)

A Fund's ability and decisions to purchase or sell portfolio securities also may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Funds are redeemable in U.S. dollars each day the Funds determine their net asset value, the Funds must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, each Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect a Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes or to seek to increase total return when the Investment Manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, forward foreign currency exchange contracts are considered speculative. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates. Each Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. Each Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

Each Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. Each Fund may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increased.

If a Fund enters into a forward foreign currency exchange contract to sell foreign currency to increase total return, the Fund will place cash, U.S. Government securities, or other liquid debt or equity securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Funds will enter into such transactions only with primary dealers or others deemed creditworthy by the Investment Manager.

OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Each Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges.

The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; a Fund could be required to purchase or sell additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs.

Each Fund may purchase call or put options on currency to seek to increase total return when the Investment Manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative.

When a Fund writes a call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be deposited by the Fund in a segregated account with the Fund's custodian to collateralize the position.

CURRENCY SWAPS. Each Fund may enter into currency swaps for both hedging and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. Each Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is held in such a segregated account the Company and the Investment Manager believe that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

The currency swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager has determined that the currency swap market has become relatively liquid. However, the use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of a Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

OPTIONS TRANSACTIONS

Each Fund may purchase listed put and call options on stocks and stock indices as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. The aggregate premiums on put options and call options purchased by a Fund may not in each case exceed 5% of the value of the net assets of the Fund. In addition, a Fund will not purchase or sell options if more than 25% of the value of its net assets would be hedged.

A put gives the holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price.
A call gives the holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. Put and call options are traded on U.S. and foreign exchanges. A put option is covered if the writer maintains cash, U.S. Government securities or other liquid debt or equity securities equal to the exercise price in a segregated account.
A call option is covered if the writer owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration upon conversion or exchange of other securities held by it.

PUT OPTIONS. Purchasing put options may be used as a portfolio investment strategy when the Investment Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which the Investment Manager feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

CALL OPTIONS. The purchase of a call option is a type of insurance policy to hedge against losses that could incur if a Fund intends to purchase the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the price of the underlying security thereafter falls, the price the Fund pays for the security will in effect be increased by the premium paid for the call option less any amount for which such option may be sold.

STOCK INDEX OPTIONS. Each Fund may purchase put and call options with respect to the stock indices such as the S&P 500 Composite Index. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an index option depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Index prices may be distorted if trading of certain stocks included in an index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Investment Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange- traded options. Options not traded on an exchange generally lack the liquidity of an exchange-traded option, and may be subject to a Fund's restriction on investment in illiquid securities. In addition, dealer options may evolve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the option.

SHORT SALES

Each Fund may engage in short sales transactions. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

A Fund's ability to enter into short sales transactions is limited by the requirements of the Internal Revenue Code with respect to the Fund's qualifications as a regulated investment company. (See DIVIDENDS, DISTRIBUTIONS AND TAX STATUS.)

To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund will be against the box, or the Fund's obligation to deliver the securities sold short will be "covered" by placing in segregated account cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

FUTURES TRANSACTIONS

Each Fund may purchase and sell currency futures contracts and futures options, in accordance with the strategies more specifically described below, to hedge against currency exchange rate fluctuations or to enhance returns.

FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of currency at the close of the last trading day of the contract and the price at which the currency contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation resumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency. No physical delivery of the underlying currency is made.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called variation margin, to and from the FCM, will be made on a daily basis as the price of the underlying currency varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when a Fund has purchased a currency futures contract and the price of the underlying currency has risen, that position will have increased in value and a Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when a Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

CHARACTERISTICS OF FUTURES OPTIONS. Each Fund may also purchase call options and put options on currency futures contracts ("futures options"). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

PURCHASE OF FUTURES. The Investment Manager may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available, or to attempt to enhance return when it anticipates that future currency exchange rates will be more favorable than current rates.

SALE OF FUTURES. The Investment Manager may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of a Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies.

PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency futures contract is analogous to the purchase of a put on an individual stock, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by a Fund. The purchase of a put option on a currency futures contract can be used to hedge against unfavorable movements in currency exchange rates, or to attempt to enhance returns in contemplation of movements in such rates.

PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate movements with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying currency. Like the purchase of a currency futures contract, a Fund would purchase a call option on a currency futures contract to hedge against an unfavorable movement in exchange rates.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. A Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, a Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be deposited by the Fund in a segregated account with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged.

TAX TREATMENT. The extent to which a Fund may engage in futures and futures option transactions may be limited by the requirements of the Code for qualification as a regulated investment company and the Fund's intention to continue to qualify as such. See DIVIDENDS, DISTRIBUTIONS AND TAXES.

REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Funds as commodity pools with the Commodity Futures Trading Commission (the "CFTC"). Each Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a Commodity Pool Operator and as a Commodity Trading Advisor.

DEBT SECURITIES

Each Fund may purchase debt obligations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

The debt obligations in which the Funds will invest will be rated, at the time of purchase, BBB or higher by Standard & Poor's Corporation ("Standard & Poor's") or Baa or higher by Moody's Investor Services, Inc. ("Moody's") or equivalent ratings by other rating organizations, or, if unrated, will be determined by the Investment Manager to be of comparable investment quality. If the rating of an investment grade security held by a Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio.

U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality.

PREFERRED STOCKS

Each Fund may purchase preferred stocks. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

INVESTMENT IN ILLIQUID SECURITIES

Each Fund may purchase illiquid securities. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

CASH-EQUIVALENT INVESTMENTS

Other than as described below under INVESTMENT RESTRICTIONS, no Fund is restricted with regard to the types of cash-equivalent investments it may make. When the Investment Manager believes that such investments are an appropriate part of a Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S.

dollars, foreign currencies, or multinational currency units: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's; certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, a Fund may invest up to 100% of its assets in such cash-equivalent investments.

A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as a Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

DIVERSIFICATION

The Small Cap Fund and Large Cap Fund are "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

PORTFOLIO TURNOVER

Each Fund may invest in securities on either a long-term or short-term basis. A Fund may invest with the expectation of short-term capital appreciation if the Investment Manager believes that such action will benefit the Fund's stockholders. A Fund also may sell securities that have been held on a short-term basis if the Investment Manager believes that circumstances make the sale of such securities advisable. This may result in a taxable stockholder paying higher income taxes than would be the case with investment companies emphasizing the realization of long-term capital gains. Because the Investment Manager will purchase and sell securities for each Fund's portfolio without regard to the length of the holding period for such securities, it is possible that a Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. Securities in a Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, a Fund's investment objective, and the need for funds for the redemption of a Fund's shares.

For example, a 150% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities (whichever is less) by a Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 150% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of a Fund's operations, and during periods when a Fund's assets are growing or shrinking. The annual portfolio turnover rate of the Technology Fund for the year ended December 31, 1996 was 155.58%. For the period from January 1 to April 30, 1997, the portfolio turnover rate of the Health Care Fund was 40%, of the Small Cap Fund was 45%, and of the Large Cap Fund was 50%.

INVESTMENT RESTRICTIONS

In making purchases within the foregoing policies, each Fund and the Investment Manager will be subject to all of the restrictions referred to under "INVESTMENT RESTRICTIONS". If a percentage restriction on a Fund's investment or utilization of assets set forth above or under "INVESTMENT RESTRICTIONS" is adhered to at the time the investment is made, a later change in percentage resulting from changing value or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversions or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions.

                       __________________________________

                       INVESTMENT AND RISK CONSIDERATIONS
                       __________________________________


INVESTMENTS IN FOREIGN SECURITIES GENERALLY

Investments in foreign equity securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. stock markets.

At the same time, however, investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond the Funds' control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of a Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, each Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of the Funds, including the withholding of dividends and limitations on the repatriation of currencies. In addition, the Funds may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect a Fund's ability to implement its investment strategies and to achieve its investment objective.

In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Investment in debt obligations of supranational organizations involves additional risks. Such organizations' debt obligations generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.

DEPOSITORY RECEIPTS

In many respects, the risks associated with investing in depository receipts are similar to the risks associated with investing in foreign equity securities. In addition, to the extent that a Fund acquires depository receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipts to issue and service depository receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

The information available for American Depository Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") may be less than the information that is available about domestic issuers, and EDRs and GDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.

A depository receipt will be treated as an illiquid security for purposes of a Fund's restriction on the purchases of such securities unless the depository receipt is convertible into cash by the Fund within seven days.

EMERGING MARKET SECURITIES

There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Funds are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Funds' investment returns from such securities.

In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies.
There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability of additional investments in those countries.

INVESTMENTS IN SMALLER COMPANIES

Investment by the Technology, Health Care and Small Cap Funds in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which the Funds may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments by the Technology, Health Care and Small Cap Funds in smaller capitalization companies may be regarded as speculative.

No Fund will invest more than 5% of the value of its total assets in securities issued by companies including predecessors) that have operated for less than three years. The securities of such companies may have limited liquidity which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

CONVERTIBLE SECURITIES

Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by a Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

Although securities rated BBB by Standard & Poor's or Baa by Moody's are considered to be of "investment grade," and are considered to have adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal than higher-rated securities. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

OPTIONS

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide, or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification as a regulated investment company.

In addition, when trading options on foreign exchanges, many of the protections afforded to participants in U.S. option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Potential losses to the writer of an option are not limited to the loss of the option premium received by the writer, and thus may be greater than the losses incurred in connection with the purchasing of an option.

FUTURES TRANSACTIONS

There are several risks in connection with the use of futures in the Funds as a hedging device. One risk arises because the correlation between movements in the price of the future and movements in the price of the currencies which are the subject of the hedge is not always perfect. The price of the future acquired by a Fund may move more than, or less than, the price of the currencies being hedged. If the price of the future moves less than the price of the currencies which are the subject of the hedge, the hedge will not be fully effective but, if the price of the currencies being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the currencies being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the future moves more than the price of the currencies, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the currencies which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of currencies being hedged and movements in the price of the futures, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of currencies being hedged, if the historical volatility of the price of such currencies has been greater than the historical volatility of the currencies. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the currencies being hedged is less than the historical volatility of the currencies.

Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by a Fund may result in immediate and substantial loss, as well as gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying currencies and sold the instrument after the decline.

When futures are purchased by a Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the currencies which are the subject of a hedge, the price of futures contracts may not correlate perfectly with movement in the currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the currency and movements in the price of currency futures, a correct forecast of general currency trends by the Investment Manager still may not result in a successful hedging transaction over a very short time frame.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

A Fund will only enter into futures contracts or purchase futures options that are standardized and traded in a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge currencies, an increase in the price of the currencies, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

Successful use of futures by the Funds for hedging purposes or to enhance returns is subject to the Investment Manager's ability to predict correctly movements in the direction of the currency markets. For example, if a Fund purchased currency futures contracts with the intention of profiting from a favorable change in currency exchange rates, and the change was unfavorable, the Fund would incur a loss, and might have to sell securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices.

A number of transactions in which the Funds may engage are subject to the risks of default by the other party of the transaction. If the seller of securities pursuant to a repurchase agreement entered into by a Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when a Fund engages in when-issued, reverse repurchase, forward commitment and relayed settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                       __________________________________

                             INVESTMENT RESTRICTIONS
                       __________________________________


FUNDAMENTAL POLICIES

Each Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of a Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions provide that a Fund may not:

1. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities) (this restriction does not apply to the Health Care Fund);

2. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

3.     Invest in companies for the purpose of exercising control or management;

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated accounts are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, futures options, forward foreign currency exchange transactions, and currency options;

5. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

6. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets;

7. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities, or invest more than 15% of the value of its net assets in securities that are illiquid;

8. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

9. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than otherwise unaffiliated broker-dealers;

10. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC. The Funds have no current intention of entering into commodities contracts except for currency futures and futures options;

11. Issue senior securities, except that the Fund may borrow money as permitted by restriction 4 above. This restriction shall not prohibit a Fund from engaging in short sales, options, futures and foreign currency transactions; and

12. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

OPERATING POLICIES

Each Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Company's Board of Directors without approval of the Fund's outstanding voting securities. These restrictions provide that a Fund may not:

1. Invest in interests in oil, gas, or other mineral exploration or development programs;

2. Invest more than 5% of the value of its total assets in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor);

3. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account); and

4. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the value of the Fund's net assets.

The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.


                       __________________________________

                       EXECUTION OF PORTFOLIO TRANSACTIONS
                       __________________________________


The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Funds' investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, and prior performance in serving the Investment Manager and its clients and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager. Such investment information may include, among other things, a wide variety of written reports or other data on the individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of, or be delivered by, computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause a Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager continually evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Funds) and it is recognized that a Fund may be charged commission paid to a broker or dealer who supplied research services not utilized by the Fund. However, the Investment Manager expects that each Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.

Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Funds. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. It is anticipated that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.

The Funds may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

As noted below, the Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Funds to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Funds through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

In all such cases, the Dresdner Affiliates will act as agent for the Funds, and the Investment Manager will not enter into any transaction on behalf of the Fund in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of a brokerage commission separate from the Investment Manager's management fee. It is the Investment Manager's policy that such commissions be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Funds.

The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit trusts, as well as individuals. In many cases, portfolio transactions for a Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which a Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio. Although the Investment Manager will use its best efforts to be fair and equitable to all clients, including the Funds, there can be no assurance that any investment will be proportionately allocated among clients according to any particular or predetermined standard or criteria.

The aggregate amount of brokerage commissions paid by the Technology Fund during the year ended December 31, 1996 was $11,875, of which 83% was paid to firms which provided research information to the Fund.


                       __________________________________

                             DIRECTORS AND OFFICERS
                       __________________________________


The names and addresses of the directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, Suite 3000, San Francisco, California 94111.

DEWITT F. BOWMAN, Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994 he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc., and a trustee of Brandes Investment Trust and Pacific Gas and Electric Nuclear Decommissioning Trust. He also serves as a director of RCM Capital Funds, Inc. ("Capital Funds").

PAMELA A. FARR, Director. Ms. Farr is an independent management consultant. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure. She also serves as a director of Capital Funds.

THOMAS S. FOLEY, Director. Mr. Foley has been a partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P. since January 1995. Prior to that he served as the 49th Speaker of the House of Representatives and was the representative of the 15th Congressional District of the State of Washington from 1965 to 1994. Mr. Foley serves on the Board of Directors of the H.J. Heinz Company, on the Global Advisory Board of Coopers & Lybrand L.L.P. and on the Board of Overseers of Whitman College. He also serves as a director of Capital Funds.

FRANK P. GREENE, Director. Mr. Greene is a partner and portfolio manager of Wood Island Associates, Inc., a registered investment adviser, with which he has been associated since August 1991. From November 1987 to August 1991, he was a Senior Vice President and Portfolio Manager of Siebel Capital Management, Inc., a registered investment adviser. He also serves as a director of Capital Funds.

GEORGE G.C. PARKER, Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980; H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995. He also serves as a director of Capital Funds.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Mr. Ingram is Executive Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc., ("FDI"), the ultimate parent of which is Boston Institutional Group, Inc. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company. He is also President, Treasurer and Chief Financial Officer of Capital Funds; President, Chief Financial Officer and Assistant Treasurer of RCM Strategic Global Government Fund, Inc. ("RCS"); and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

JOHN E. PELLETIER, Vice President and Secretary. Mr. Pelletier is Senior Vice President and General Counsel of FDI. From February 1992 to April 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. He is also a Vice President and Secretary of Capital Funds; a Vice President and Assistant Secretary of RCS; and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

ELIZABETH A. KEELEY, Vice President and Assistant Secretary. Ms. Keeley is Vice President and Senior Counsel of FDI, with which she has been associated since September 1994. Since September 1995 she has also served as Counsel to Premier Mutual Fund Services, Inc. Prior to September 1995, she was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September

1992, Ms. Keeley was an Assistant at the National Association for Public Interest Law. She is also Vice President and Assistant Secretary of Capital Funds and RCS, and an officer of certain investment companies distributed or administered by FDI. Her address is 600 Park Avenue, Sixth Floor, New York, New York 10166.

GARY S. MACDONALD, Vice President and Assistant Treasurer. Mr. MacDonald is Vice President of FDI, with which he has been associated since November 1996. From September 1992 to November 1996, he was Vice President of BayBanks Investment Management/BayBanks Financial Services; and from April 1989 to September 1992 he was an analyst at Wellington Management Company. He is also Vice President and Assistant Treasurer of Capital Funds and RCS.

KAREN JACOPPO-WOOD, Assistant Secretary. Ms. Jacoppo-Wood is a Senior Paralegal for FDI, with which she has been associated since January 1996. From June 1994 to January 1996, she was a Manager of SEC Registration for Scudder, Stevens & Clark, Inc. From 1988 to May 1994, she was Senior Paralegal at The Boston Company Advisors, Inc. She is also an Assistant Secretary of Capital Funds, and an officer of certain investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

MARY A. NELSON, Assistant Treasurer. Ms. Nelson is the Manager of Treasury, Services and Administration for FDI, with which she has been associated since 1994. From 1989 to 1994, she was an Assistant Vice President and Client Manager for The Boston Company. She is also Assistant Treasurer of Capital Funds. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

It is presently anticipated that regular meetings of the Company's Board of Directors will be held on a quarterly basis. The Company's Audit Committee, whose present members are DeWitt F. Bowman and Frank P. Greene, meets with the Company's independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each director of the Company receives a fee of $6,000 per year plus $1,000 for each Board meeting attended, and is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

The following table sets forth the aggregate compensation paid by the Company for the fiscal year ending December 31, 1996, to the Directors and the aggregate compensation paid to the Directors for service on the Company's Board and that of all other funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                                      Total
                                      Pension or                  Compensation
                                      Retirement                  from Company
                                       Benefits       Estimate         and
                                        Accrued        Annual        Company
                        Aggregate     as Part of      Benefits       Complex
                      Compensation      Company         Upon         Paid to
         Name         from Company     Expenses      Retirement   Director (1)
 ------------------   ------------   ------------   -----------   ------------
 DeWitt F. Bowman        $15,000         None           N/A          $33,000

 Pamela A. Farr(2)       $ 9,000         None           N/A          $27,000

 Thomas S. Foley(2)      $ 8,000         None           N/A          $23,000

 Frank P. Greene         $14,000         None           N/A          $32,000

 George G.C. Parker(2)   $ 9,000         None           N/A          $27,000
_____________________

(1)    There are seven funds in the Company complex, including the Funds.
(2)    Elected as a Director on May 28, 1996.

As of December 31, 1996, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.


                       __________________________________

                             THE INVESTMENT MANAGER
                       __________________________________


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved various contracts for various financial organizations to provide, among other things, day to day management services required by the Funds. The Company, on behalf of each Fund, has retained as the Funds' Investment Manager RCM Capital Management, L.L.C., a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970.

The Investment Manager is a wholly owned subsidiary of Dresdner, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1995, of DM 484 billion ($337 billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is Germany's second largest bank. Dresdner provides a full range of banking services, including traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this Prospectus, the nine members of the

Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, Michael J. Apatoff, Hans-Dieter Bauernfeind, George N. Fugelsang, [_________], Jeffrey S. Rudsten, William S. Stack, and Kenneth B. Weeman, Jr.

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as adviser to an investment company and can purchase shares of an investment company as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by the investment management agreement without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of the Board of Managers. RCM Limited is a California limited partnership consisting of 38 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-five of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General. As of the date of this Prospectus, the following persons are limited partners of RCM Limited and shareholders of RCM General: William L. Price, Michael J. Apatoff, Eamonn F. Dolan, John D. Leland, Jr., Jeffrey S. Rudsten, William S. Stack, Kenneth B. Weeman, Jr., Anthony Ain, Donna L. Avedisian, John L. Bernard, Huachen Chen, Jacqueline M. Cormier, Ellen M. Courtien, G. Nicholas Farwell, Joanne L. Howard, Stephen Kim, John A. Kriewall, Allan C. Martin, Andrew H. Massie, Jr., Melody L. McDonald, Lee N. Price, Walter C. Price, Jr., Gary B. Sokol, Andrew C. Whitelaw, and Jeffrey J. Wiggins.

The Investment Manager provides the Funds with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement dated June 14, 1996 with respect to the Technology Fund and Investment Management Agreement, Power of Attorney and Service Agreements dated December 27, 1996 with respect to each of the other Funds (each a "Management Agreement"). The Investment Manager manages each Fund's investments, provides various administrative services, and supervises the Funds' daily business affairs, subject to the authority of the Board of Directors. The Investment Manager is also the investment manager for each series of RCM Capital Funds, Inc., an open-end management investment company consisting of three series, and RCM Strategic Global Government Fund, Inc. and The Emerging Germany Fund Inc., closed-end management investment companies. The Investment Manager also acts as sub-adviser to Bergstrom Capital Corporation, a closed-end management investment company.

The Management Agreement with respect to the Technology Fund was approved by the stockholders of the Fund on May 28, 1996, and by the unanimous vote of the Company's Board of Directors on May 20, 1996, and will continue in effect until June 14, 1998. The Management Agreement with respect to each of the other Funds was approved by the initial stockholders of the Funds on December 30, 1996 and by the unanimous vote of the Company's Board of Directors on December 27, 1996, and will continue in effect until December 27, 1998. Each Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.

Each Fund has, under the Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) fees pursuant to the Fund's Rule 12b-1 plan, (g) legal and audit fees, (h) SEC and "Blue Sky" registration expenses, and (i) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager (see DIRECTORS AND OFFICERS). The Investment Manager is responsible for all of its own expenses in providing services to the Fund. Expenses attributable to the Fund are charged against the assets of the Fund.

The Investment Manager has voluntarily agreed to limit each Fund's expenses as described in its Prospectus. In subsequent years, each Fund has agreed to reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of a Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability. For the year ended December 31, 1996 and the period from inception of operations through December 31, 1995, the Technology Fund incurred investment management fees of $30,827 and $113, respectively. However, as a result of the expense limitation, the Investment Manager absorbed all such fees.

Each Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by a Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under each Management Agreement or otherwise as investment manager of a Fund. The Investment Manager is not entitled to indemnification with respect to any liability to a Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under a Management Agreement.

Each Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund which is the subject of the Management Agreement, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                       __________________________________

                                 THE DISTRIBUTOR
                       __________________________________


Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, serves as distributor to the Funds. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

DISTRIBUTION AGREEMENT

Pursuant to a Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. During the fiscal year ended December 31, 1996, the Distributor received no commissions pursuant to the Distribution Agreement. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Funds' Management Agreements discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

Pursuant to an Agreement among the Manager, the Company, Capital Funds and the Distributor, the Distributor has also agreed to provide regulatory, compliance and related technical services to the Funds; to provide services with regard to advertising, marketing and promotional activities; and to provide officers to the Company. The Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreement.

DISTRIBUTION PLAN

Under a plan of distribution for the Company with respect to the Health Care, Small Cap and Large Cap Funds (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor incurs the expense of distributing shares of such Funds. The Distribution Plan provides for reimbursement to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing shares of such Funds. The Distributor is reimbursed for:
(a) expenses incurred in connection with advertising and marketing shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Portfolios' prospectuses and statements of additional information.

The Distribution Plan continues in effect from year to year with respect to each such Fund, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the Company, including a majority vote of the Directors who are not "interested persons" of the Company within the meaning of the 1940 Act and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to any Fund at any time, without penalty, by the vote of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor pays broker-dealers and others out of its distribution fees quarterly trail commissions of up to the following respective percentages of the average daily net assets attributable to shares of the Funds held in the accounts of their customers: Large Cap Fund - 0.35%; Health Care Fund - 0.30%; Small Cap Fund - 0.30%. During the fiscal year ended December 31, 1996, no fees were paid to the Distributor pursuant to the Distribution Plan.

Pursuant to the Distribution Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of shares of the Funds by the Distributor. The report will include an itemization of the distribution and service expenses and the purposes of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Company within the meaning of the 1940 Act will be committed to the Directors who are not interested persons of the Company.


                       __________________________________

                                 NET ASSET VALUE
                       __________________________________


For purposes of the computation of the net asset value of each share of each Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Company's Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Company's Board of Directors deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Company's Board of Directors deems appropriate to reflect their fair market value.

Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Funds will be valued in such manner as a duly constituted committee of the Company's Board of Directors in good faith deems appropriate to reflect their fair market value.

Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of the business day in New York. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

Debt obligations with maturities of 60 days or less are valued at amortized cost. The Funds may use a pricing service approved by the Company's Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Company's Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.


                       __________________________________

                        PURCHASE AND REDEMPTION OF SHARES
                       __________________________________


The price paid for purchase and redemption of shares of the Funds is based on the net asset value per share, which is calculated once daily at the close of trading (currently 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by National Financial Data Services ("NFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to NFDS. The Company reserves the right in its sole discretion to suspend the continued offering of the Fund's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Company and the affected Funds.

REDUCED SALES CHARGES

Sales charges on purchases of shares are subject to reduction in certain circumstances, as indicated in the Prospectuses.

RIGHTS OF ACCUMULATION. Each Fund makes available to its shareholders the ability to aggregate the value (at the current maximum offering price on the date of the purchase) of their existing holdings of shares of all of the Funds to determine the reduced sales charge, provided the shares are held in a single account. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus sales charge) as of the previous business day. NFDS must be notified at the time of purchase that the shareholder is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings.

CONCURRENT PURCHASES. Purchasers may combine concurrent purchases of shares of two or more Funds to qualify for a reduced sales charge. If the shares of the Funds purchased concurrently are subject to different sales charges, the concurrent purchases are aggregated to determine the reduced sales charge applicable to shares of each Fund purchased, and each separate reduced sales charge is imposed on the amount of shares purchased for that Fund.

To illustrate, if an investor concurrently purchases $500,000 of the Technology Fund and $500,000 of the Health Care Fund, for an aggregate concurrent purchase of $1,000,000, because the sales charges are waived for purchases of $1,000,000 or more, and because concurrent purchases can be combined, the applicable sales charge imposed on the $500,000 purchase of shares of each Fund would be reduced to 0.00% (from 1.75%).

LETTER OF INTENT. Reduced sales charges are available to purchasers of shares of the Funds who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of shares of the Funds, provided the shares are held in a single account. All shares of the Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Letter of Intent privilege may be withdrawn by the Company for future purchases upon receipt of information that any shares subject to the Letter of Intent have been transferred or redeemed during the 13-month period.

A Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a 13-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Investors should refer to their Letter of Intent when placing orders for shares of a Fund. During the 13-month period, an investor may increase his or her Letter of Intent goal and all subsequent purchases will be treated as a new Letter of Intent except as to the 13-month period, which does not change. The sales charge paid on purchases made before the increase to the Letter of Intent goal will be retroactively reduced at the end of the period.

Shares of the Funds totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent in the name of the purchaser. Any dividends and capital gains distributions on the escrowed shares will be paid to the investor or as otherwise directed by the investor. The effective date of a Letter of Intent may be back-dated up to 90 days, in order than any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of

Intent goal. Upon completion of the Letter of Intent goal within the 13-month period, the escrowed shares will be promptly delivered to the investor or as otherwise directed by the investor.

The Letter of Intent does not obligate the investor to purchase, or any Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor, or, if not paid within 20 days after written request, the Company will liquidate sufficient escrowed shares to obtain such difference. If the redemption or liquidation proceeds are inadequate to cover the differences, investors will be liable for the extent of the inadequacy. By executing the Letter of Intent, investors irrevocably appoint the Transfer Agent as attorney in fact with full power of substitution in the premises to surrender for redemption any or all escrowed shares. If the Letter of Intent goal is exceeded in an amount which qualified for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the 13-month period.

DEALER COMMISSIONS

A commission of up to 1.0% may be paid by the Distributor to dealers who initiate and are responsible for purchases of Portfolio shares of $1 million or more and for purchases made at net asset value by certain retirement plans of organizations with 50 or more eligible employees. For this purpose, exchanges between Funds are not considered to be purchases. The Distributor reserves the right to require reimbursement of any such commissions paid with respect to such purchases if such shares are redeemed within twelve months after purchase. Dealers requesting further information may call (800) 726-7240.

REDEMPTION OF SHARES

Payments will be made wholly in cash unless the Company's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by a Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of the Fund. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.


                       __________________________________

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS
                       __________________________________


Each income dividend and capital gains distribution, if any, declared by a Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY. The Company intends to qualify each Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will be treated as a separate fund for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies will be applied to each Fund. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. By complying with the applicable provisions of the Code, the Funds will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their stockholders.

To qualify under Subchapter M, a Fund must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or currencies and certain options, futures, forward contracts and foreign currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (iii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In any fiscal year in which a Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (if any), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. Each Fund expects to so distribute all of such income and gains on an annual basis, and thus will generally avoid any such taxation.

Even though a Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year.
The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividends and capital gains distributions they receive from a Fund whether paid in additional shares of the Fund or in cash.
To the extent that dividends received by a Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction, a corporate stockholder must hold the Fund shares paying the dividends upon which a dividend received deduction is based for at least 46 days. Stockholders, such as qualified employee benefit plans, who are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in a Fund under federal, state, and local tax laws.

Investors who purchase shares of a Fund shortly before the record date of a dividend or capital gain distribution will pay full price for those shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution.

WITHHOLDING. Under the Code, distributions of net investment income by a Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, whichever is less). Withholding will not apply if a dividend paid by a Fund to a foreign stockholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business are not subject to tax withholding, but in the case of a foreign stockholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. federal income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

SECTION 1256 CONTRACTS. Many of the options, futures contracts and forward contracts entered into by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts are generally considered 50% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character.
Section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of 4% nondeductible excise tax on October 31 or such other dates as prescribed under the Code) are "marked to market," with the result that unrealized gains or losses are treated as though they were realized.

STRADDLE RULES. Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Funds are not entirely clear.

Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders. A Fund may make one or more of the elections available under the Code which are applicable to straddle positions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions. The qualification rules of Subchapter M may limit the extent to which a Fund will be able to engage in hedging transactions and other transactions involving options, futures contracts or forward contracts.

SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain future contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES. Each Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata share of foreign taxes in computing their taxable income or to use it (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to stockholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Stockholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Funds. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.


                       __________________________________

                               INVESTMENT RESULTS
                       __________________________________


Average total return ("T") of a Fund will be calculated as follows: an initial hypothetical investment of $1000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions by the Fund are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                        n
                                  P(1+T)  = ERV

The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period.

This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment;
(ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by utilizing ending values as determined above.

Average total returns of the Technology Fund for the one-year period ended December 31, 1996 and from inception on December 27, 1995 through April 30, 1997 were 26.41% and 12.47%, respectively. Total returns of the Health Care Fund, Small Cap Fund, and Large Cap Fund from inception on December 31, 1996 through April 30, 1997 were 0.50%, (6.60%), and 4.90%, respectively.

In addition, in order more completely to represent a Fund's performance or more accurately to compare such performance to other measures of investment return, a Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. A Fund's investment results will vary from time-to-time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with the Fund's investment objective and policies.


                       __________________________________

                          DESCRIPTION OF CAPITAL SHARES
                       __________________________________


Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or Articles of Incorporation or Bylaws, the Company may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company.

As of April 30, 1997, there were 383,982.161 outstanding shares of the Technology Fund, 400,010 outstanding shares of the Health Care Fund, 400,010 outstanding shares of the Small Cap Fund, and 400,009 outstanding shares of the Large Cap Fund. As of that date, the following were known to the Company to own of record more than 5% of each Fund's capital stock:

 NAME AND ADDRESS OF
 BENEFICIAL OWNER                  SHARES HELD        % OF SHARES OUTSTANDING
 -------------------               -----------        -----------------------

 TECHNOLOGY FUND

 RCM Capital Management            152,686.525                  39.76%
 Profit Sharing Plan
 Four Embarcadero Center
 Suite 3000
 San Francisco, CA  94111
 Walter C. Price                    86,582.789                  22.55%
 RCM Capital Management,
 L.L.C.
 Four Embarcadero Center
 Suite 3000
 San Francisco, CA  94111

 HEALTH CARE FUND

 Clients of                        400,000.000                  99.998%
 Dresdner Bank
 AG/Investment Management
 Institutional Asset
 Management Division
 Jurgen-Ponto-Platz
 60301 Frankfurt
 Germany

 SMALL CAP FUND

 Clients of                          400,000.000                99.998%
 Dresdner Bank
 AG/Investment Management
 Institutional Asset
 Management Division
 Jurgen-Ponto-Platz
 60301 Frankfurt
 Germany

 LARGE CAP FUND

 Clients of                          400,000.000                99.998%
 Dresdner Bank
 AG/Investment Management
 Institutional Asset
 Management Division
 Jurgen-Ponto-Platz
 60301 Frankfurt
 Germany


                       __________________________________

                             ADDITIONAL INFORMATION
                       __________________________________


COUNSEL

Certain legal matters in connection with the capital shares offered by the Prospectuses have been passed upon for the Funds by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Prospectuses has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, have been appointed as independent auditors for the Company. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns, and consult with the Company as to matters of accounting, regulatory filings, and federal and state income taxation.

LICENSE AGREEMENT

Under a License Agreement dated June 14, 1996, the Investment Manager has granted the Company the right to use the "RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.

FINANCIAL STATEMENTS

Incorporated by reference herein are the financial statements of the Funds contained in each Fund's Annual Report to Shareholders for the year ended December 31, 1996, including the Report of Independent Accountants, dated February 20, 1997, the Statement of Investments in Securities and Net Assets, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the related Notes to Financial Statements. Attached hereto are unaudited financial statements of the Health Care Fund, the Small Cap Fund, and the Large Cap Fund for the period from January 1 to April 30, 1997, including Statements of Investments in Securities and Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the related Notes to Financial Statements. Copies of the Funds' Annual Reports to Shareholders are available, upon request, by calling the Company at (800) 726-7240, or by writing the Company at Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

The Funds' Prospectuses and this Statement of Additional Information do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's Registration Statement, each such statement being qualified in all respects by such reference.

RCM GLOBAL HEALTH CARE FUND

FINANCIAL REPORT

APRIL 30, 1997

                           RCM GLOBAL HEALTH CARE FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                 APRIL 30, 1997
                                   (UNAUDITED)

                                                               % OF
   SHARES  COUNTRY  EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
---------  -------  -------------------------------------   ----------   ------------
                    DRUGS AND HOSPITAL SERVICES                  64.2%

     3,400    US    Algos Pharmaceutical Corp. *                          $    52,275
     2,800    US    Amgen Inc.                                                164,850
     2,600    US    Anesta Corp. *                                             36,400
     3,900    US    Biomet, Inc. *                                             59,231
     4,200    US    Centocor Inc. *                                           118,125
    13,300    US    CIMA Labs Inc. *                                           66,500
     2,800    US    Creative BioMolecules Inc. *                               21,175
     2,500    US    Genzyme Corp. *                                            57,813
     3,900    UK    Glaxo Wellcome PLC Sponsored ADR                          153,563
     2,600    US    Guidant Corp.                                             177,450
     1,200    US    Invacare Corp.                                             23,850
     2,100    US    Eli Lilly & Co                                            184,538
     3,000    US    Medimmune Inc. *                                           39,000
     2,600    US    Medtronic, Inc.                                           180,050
     3,100    US    Mentor Corp.                                               71,688
     3,000    US    NaPro BioTherapeutics Inc. *                               23,250
     2,200    US    NeXstar Pharmaceuticals Inc. *                             20,625
     1,700    US    PathoGenesis Corp. *                                       44,625
     6,700    US    Penederm Inc. *                                            72,025
     1,900    US    Pfizer Inc.                                               182,400
     1,600    US    Pharmacia & Upjohn Inc.                                    47,400
     7,300    US    Physio-Control International Corp. *                       91,250
     1,400    US    SangStat Medical Corp. *                                   23,975
     4,100    US    Sepracor Inc. *                                            79,950
     2,400    UK    SmithKline Beecham PLC ADR                                193,500
     4,100    US    Sofamor/Danek Group Inc. *                                159,900
     1,800    US    VISX Inc. *                                                40,500
     2,000    US    Warner Lambert Co.                                        196,000
                                                                           ----------
                                                                            2,581,908
                                                                           ----------

                    HEALTH CARE SERVICES                         29.1%

     2,800    US    AmeriSource Health Corp. *                                124,950
     3,500    US    Bergen Brunswig Corp.                                     119,438
     1,200    US    Columbia / HCA Healthcare Corp.                            42,000
     1,200    US    CRA Managed Care, Inc. *                                   42,300
     1,500    US    Genesis Health Ventures Inc. *                             44,813
     1,500    US    HBO & Co.                                                  80,250
     1,500    US    McKesson Corp.                                            108,563
     1,600    US    PacifiCare Health Systems, Inc. *                         128,400
     4,500    US    PhyCor Inc. *                                             119,808
       500    US    Quintiles Transnational Corp. *                            25,438
     4,800    US    Renal Treatment Centers Inc. *                            103,800
     3,500    US    Transition Systems Inc. *                                  42,000
     7,300    US    Vivra Inc. *                                              188,888
                                                                           ----------
                                                                            1,170,648
                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

                           RCM GLOBAL HEALTH CARE FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                 APRIL 30, 1997
                                   (UNAUDITED)

                                                               % OF
   SHARES  COUNTRY  EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
---------  -------  -------------------------------------   ----------   ------------
TOTAL EQUITY INVESTMENTS
(COST $3,746,979)                                                93.3%    $ 3,752,556
                                                                          -----------

SHORT-TERM INVESTMENTS

                    MONEY MARKET FUNDS

    91,873    US    SSgA Money Market Fund                                     91,873
   135,423    US    SSgA U.S. Government Money Market Fund                    135,423
                                                                          -----------
TOTAL SHORT-TERM INVESTMENTS                                      5.7%
(COST $227,296)                                                               227,296
                                                                          -----------

TOTAL INVESTMENTS (COST $3,974,275)                              99.0%      3,979,852

                    OTHER ASSETS LESS LIABILITIES                 1.0%         41,978
                                                                          -----------

                    NET ASSETS                                  100.0%    $ 4,021,830
                                                                          -----------
                                                                          -----------

*   Non-income producing security.
--------------------------------------------------------------------------------

The Fund's investments in securities at April 30, 1997 categorized by country:

                                          % of Net Assets
                                --------------------------------------
                                             Short-Term
           Country              Equities      and Other          Total
           -------              --------     ----------          -----
           United Kingdom          8.6%                            8.6%
           United States          84.7%          6.7%             91.4%
                                -------       -------           -------
              Total               93.3%          6.7%            100.0%
                                -------       -------           -------
                                -------       -------           -------


    The accompanying notes are an integral part of the financial statements.

                           RCM GLOBAL HEALTH CARE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1997
                                   (UNAUDITED)

ASSETS:
   Investments in securities, at value (cost $3,974,275) (Note 1)        $  3,979,852
   Receivable for investments sold                                             55,998
   Deferred organizational costs (Note 5)                                       9,342
   Dividends receivable                                                         5,360
   Interest receivable                                                            569
                                                                         ------------
        Total Assets                                                        4,051,121
                                                                         ------------

LIABILITIES:

   Payable for organizational costs (Note 5)                                    8,032
   Payable for legal fees                                                       4,932
   Payable for Directors' fees (Note 6)                                         4,932
   Payable for audit fees                                                       4,932
   Payable for transfer agent fees                                              3,031
   Payable for investments purchased                                            1,313
   Payable for investment management fees (Note 6)                              1,144
   Payable for custodian fees                                                     533
   Payable for insurance expenses                                                 442
                                                                         ------------
        Total Liabilities                                                      29,291
                                                                         ------------
NET ASSETS                                                               $  4,021,830
                                                                         ------------
                                                                         ------------

NET ASSETS CONSIST OF:
   Paid-in capital                                                       $  4,000,100
   Net investment loss                                                         (7,352)
   Accumulated net realized gain on investments                                23,505
   Net unrealized appreciation on investments                                   5,577
                                                                         ------------
NET ASSETS                                                               $  4,021,830
                                                                         ------------
                                                                         ------------

NET ASSET VALUE PER SHARE
   ($4,021,830 divided by 400,010 shares outstanding)                    $      10.05
                                                                         ------------
                                                                         ------------


    The accompanying notes are an integral part of the financial statements.

                             RCM GLOBAL HEALTH CARE FUND
                               STATEMENT OF OPERATIONS
                       FOR THE FOUR MONTHS ENDED APRIL 30, 1997
                                     (UNAUDITED)


INVESTMENT INCOME:
  Income:
    Dividends (net of foreign withholding tax of $663)             $    11,496
    Interest                                                             9,762
                                                                   -----------
       Total income                                                     21,258
                                                                   -----------

  Expenses:
    Investment management fees (Note 6)                                 13,623
    Directors' fees (Note 6)                                             9,932
    Transfer agent fees                                                  7,131
    Legal fees                                                           4,932
    Audit fees                                                           4,932
    Registration and filing fees                                         2,829
    Custodian fees                                                       1,700
    Amortization of organizational costs (Note 5)                          658
    Miscellaneous expenses                                               2,844
                                                                   -----------
       Total expenses before reimbursements                             48,581
    Expenses reimbursed by investment manager (Note 6)                 (19,971)
                                                                   -----------
       Total net expenses                                               28,610
                                                                   -----------

         Net investment loss                                            (7,352)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN:
  Net realized gain from investments                                    23,505

  Net change in unrealized appreciation on investments                   5,577
                                                                   -----------

         Net realized and unrealized gain during the period             29,082
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    21,730
                                                                   -----------
                                                                   -----------


       The accompanying notes are an integral part of the financial statements.

                             RCM GLOBAL HEALTH CARE FUND
                         STATEMENTS OF CHANGES IN NET ASSETS



                                                               December 31, 1996
                                            Four Months Ended    (commencement
                                              April 30, 1997   of operations) to
                                               (Unaudited)     December 31, 1996
                                            -----------------  -----------------
OPERATIONS:
  Net investment loss                        $     (7,352)       $        -

  Net realized gain on investments                 23,505                 -

  Net change in unrealized appreciation on
    investments                                     5,577                 -
                                             ------------        ------------

  Net increase in net assets resulting from
    operations                                     21,730                 -

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
  (Note 3)                                            100           4,000,000
                                             ------------        ------------
TOTAL INCREASE IN NET ASSETS                       21,830           4,000,000

NET ASSETS:
    Beginning of period                         4,000,000                 -
                                             ------------        ------------
    End of period *                          $  4,021,830        $  4,000,000
                                             ------------        ------------
                                             ------------        ------------
______________________
* Includes accumulated net investment
  loss of                                    $     (7,352)       $        -
                                             ------------        ------------
                                             ------------        ------------


       The accompanying notes are an integral part of the financial statements.

RCM GLOBAL HEALTH CARE FUND
FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding are as follows:


                                                                  December 31, 1996
                                              Four Months Ended     (commencement
                                                April 30, 1997    of operations) to
                                                 (Unaudited)      December 31, 1996
                                              -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:

  Net asset value, beginning of period          $    10.00           $    10.00
                                                ----------           ----------
  Net investment loss (a)                            (0.02)(b)              -

  Net realized and unrealized gain
    on investments (a)                                0.07                  -
                                                ----------           ----------
  Net increase in net asset value
    resulting from investment operations (a)          0.05                  -
                                                ----------           ----------

NET ASSET VALUE, END OF PERIOD                  $    10.05           $    10.00
                                                ----------           ----------
                                                ----------           ----------

TOTAL RETURN (c)                                      0.50%                0.00%
                                                ----------           ----------
                                                ----------           ----------
RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share (d)      $   0.0478           $   0.0324
                                                ----------           ----------
                                                ----------           ----------

Net assets, end of period (in 000's)            $    4,022           $    4,000
                                                ----------           ----------
                                                ----------           ----------

Ratio of expenses to average net assets               2.10% (b)            0.00% (f)
                                                ----------           ----------
                                                ----------           ----------

Ratio of net investment loss to average
  net assets                                         (0.54%)(b)            0.00% (f)
                                                ----------           ----------
                                                ----------           ----------

Portfolio turnover                                   40.13% (e)            0.00% (f)
                                                ----------           ----------
                                                ----------           ----------


__________________________
(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.57% and the ratio of net investment loss to average net assets would have been (2.01%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Not annualized.
(f) Not annualized.  Fund was in operation for one day.

                             RCM GLOBAL HEALTH CARE FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Global Health Care Fund (the "Fund") is a non-diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    a.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    c.  FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                             RCM GLOBAL HEALTH CARE FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    d.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    e.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITIES

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.  CAPITAL SHARES

    At April 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of RCM Global Small Cap Fund; 50,000,000 were classified as shares of RCM Large Cap Growth Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 10 shares sold for a total of $100 during the four-month period ended April 30, 1997. At April 30, 1997, 400,000 shares of the total 400,010 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.  PURCHASES AND SALES OF SECURITIES

    For the four-month period ended April 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $4,237,663 and $1,273,371, respectively. During the same period, short-term sales/maturities of U.S. government obligations aggregated $5,999,530, and there were no purchases of U.S. government obligations by the Fund. At April 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                             RCM GLOBAL HEALTH CARE FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


5.  DEFERRED ORGANIZATIONAL COSTS

    Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.00% of the Fund's average daily net assets. For the four-month period ended April 30, 1997, the Fund recorded investment management fees of $13,623.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 2.10% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $19,971 for the four-month period ended April 30, 1997.

    Funds Distributor, Inc. (the "Distributor"), acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the four-month period ended April 30, 1997, the Fund did not record any 12b-1 fees.

    Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109

RCM GLOBAL SMALL CAP FUND
FINANCIAL REPORT
APRIL 30, 1997

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)



                                                                                                    % OF
     SHARES                COUNTRY                  EQUITY INVESTMENTS                            NET ASSETS      MARKET VALUE
---------------           ----------        ---------------------------------                     ----------      ------------
CONSUMER DURABLES SECTOR                                                                               5.1%

                                            AUTOMOTIVE RELATED                                         0.7%

      700                    US             Tower Automotive Inc. *                                                $  25,900

                                            OTHER CONSUMER DURABLES                                    4.4%

    1,500                   NETH            Koninklijke Ahrend Groep N.V.                                             90,848
    3,000                    US             Sola International Inc. *                                                 75,000
                                                                                                                   ----------
                                                                                                                     165,848
                                                                                                                   ----------

CONSUMER NON-DURABLES SECTOR                                                                          19.7%

                                            FOOD AND FOOD PROCESSING                                   6.5%

    2,340                   JPN             Hokuto Corp.                                                              81,112
      440                    FR             Lambert Dodard Chancereul S.A.                                            77,649
    1,000                   FIN             Raision Tehtaat Oy                                                        82,878
                                                                                                                   ----------
                                                                                                                     241,639
                                                                                                                   ----------

                                            GENERAL RETAIL                                             2.7%

    2,400                    US             Samsonite Corp. *                                                         99,600

                                            HOUSEHOLD/RELATED NON-DURABLES                             3.9%

   10,000                    US             Carson Inc. *                                                             75,000
    5,000                   SWTZ            Tag Heuer International S.A. Sponsored ADR *                              70,000
                                                                                                                   ----------
                                                                                                                     145,000
                                                                                                                   ----------

                                            LEISURE TIME PRODUCTS/SERVICES                             6.6%

    2,500                    US             CapStar Hotel Co. *                                                       70,938
    3,300                   CAN             Four Seasons Hotels Inc. *                                                73,425
      265                    FR             Grand Optical-Photoservice                                                39,456
    1,800                   SPN             Sol Melia S.A. *                                                          61,681
                                                                                                                   ----------
                                                                                                                     245,500
                                                                                                                   ----------

CYCLICAL/CAPITAL GOODS SECTOR                                                                         15.0%

                                            AEROSPACE AND DEFENSE                                      1.2%

    2,000                    UK             Doncasters PLC *                                                          45,000



     The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)



                                                                                                  % OF
     SHARES                COUNTRY                  EQUITY INVESTMENTS                            NET ASSETS        MARKET VALUE
----------------         -----------        -----------------------------------                  ------------       ------------

                                            BUILDING AND CONSTRUCTION                                 2.8%

         17,000             MEX             Consorcio ARA S.A. *                                                    $ 57,761
         10,000             IRE             Green Property PLC                                                        46,191
                                                                                                                   ----------
                                                                                                                     103,952
                                                                                                                   ----------

                                            CHEMICALS AND TEXTILES                                     0.9%

           320               AUS            Wolford AG                                                                32,992

                                            INDUSTRIAL EQUIPMENT                                       4.6%

         2,400              GER             Pfeiffer Vacuum Technology AG - G *                                       55,434
           600              GER             Pfeiffer Vacuum Technology AG *                                           13,950
         4,200               UK             Powerscreen International PLC                                             41,387
         3,100              NOR             Tomra Systems A/S                                                         60,074
                                                                                                                   ----------
                                                                                                                     170,845
                                                                                                                   ----------
                                            TRANSPORTATION SERVICES                                    5.5%

         5,000              US              Kitty Hawk Inc. *                                                         68,750
           200              GER             Sixt AG                                                                  138,584
                                                                                                                   ----------
                                                                                                                     207,334
                                                                                                                   ----------

ENERGY SECTOR                                                                                          5.5%

                                            ENERGY                                                     5.5%

         2,000               CAN            Ballard Power Systems, Inc. *                                             54,402
         2,000               UK             British-Borneo Petroleum Syndicate PLC                                    41,653
         3,000               US             Houston Exploration Co. *                                                 37,500
         3,000              NOR             Semdvig ASA                                                               71,617
                                                                                                                   ----------
                                                                                                                     205,172
                                                                                                                   ----------

HEALTH CARE SECTOR                                                                                    12.7%

                                            DRUGS & HOSPITAL SERVICES                                  4.5%

         15,000             INDO            Darya Varya Laboratoria                                                   18,210
          3,200             CHLE            Laboratorio Chile S.A.                                                    70,400
          2,000              US             Sofamor/Danek Group Inc. *                                                78,000
                                                                                                                   ----------
                                                                                                                     166,610
                                                                                                                   ----------


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)



                                                                                                    % OF
     SHARES                COUNTRY                  EQUITY INVESTMENTS                            NET ASSETS        MARKET VALUE
--------------            ----------        ---------------------------------                     ----------        ------------

                                            HEALTH CARE SERVICES                                       8.2%

    5,000                    US             Advanced Health Corp. *                                                 $ 86,250
    2,000                    US             Curative Health Services, Inc. *                                          47,250
    7,000                    US             Harborside Healthcare Corp. *                                             80,500
    2,000                    US             Total Renal Care Holdings Inc. *                                          64,250
    2,000                    US             Transition Systems Inc. *                                                 30,000
                                                                                                                   ----------
                                                                                                                     308,250
                                                                                                                   ----------

INTEREST-SENSITIVE SECTOR                                                                              4.6%

                                            BANKING                                                    3.7%

    1,800                    US             Community First Bankshares Inc.                                           57,825
   19,600                    HK             Dah Sing Financial Holdings, Ltd.                                         81,472
                                                                                                                   ----------
                                                                                                                     139,297
                                                                                                                   ----------

                                            GENERAL FINANCE                                            0.9%

    1,900                   CAN             Newcourt Credit Group Inc.                                                35,089

TECHNOLOGY SECTOR                                                                                     21.0%

                                            ELECTRONICS AND NEW TECHNOLOGY                             6.2%

    5,000                    US             Computer Products, Inc. *                                                 85,625
    2,200                   CAN             Leitch Technology Corp. *                                                 46,063
    2,500                    US             Uniphase Corp. *                                                          99,375
                                                                                                                   ----------
                                                                                                                     231,063
                                                                                                                   ----------

                                            TECHNOLOGY SERVICES                                       14.8%

    5,800                    FR             Business Objects SA Sponsored ADR *                                       52,200
      150                    FR             Group Axime *                                                             18,042
    4,600                    UK             Dr. Solomons Group PLC Sponsored ADR *                                   106,375
    1,500                   SWDN            Enator AB *                                                               30,211
    9,000                    US             International Telecommunication Systems Inc. *                           108,000
   11,000                   CAN             Open Text Corp. *                                                         82,500
    2,500                    US             Renaissance Solutions Inc. *                                              54,375
    3,500                    US             The Indus Group Inc. *                                                    52,938
    1,500                    US             VERITAS Software Co. *                                                    50,438
                                                                                                                   ----------
                                                                                                                     555,079
                                                                                                                   ----------

       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)

                                                                                                      % OF
     SHARES                COUNTRY                  EQUITY INVESTMENTS                            NET ASSETS        MARKET VALUE
-----------               ---------         ---------------------------------                     ----------        ------------
TELEMEDIA/SERVICES SECTOR                                                                             14.4%

                                            BUSINESS SERVICES                                         10.0%

    1,500                    US             Caribiner International Inc. *                                         $  79,500
    3,000                    US             F. Y. I. Inc. *                                                           54,000
    4,600                   CAN             Philip Environmental Inc. *                                               72,450
    3,000                    US             Precision Response Corp. *                                                49,125
    2,000                    US             The Registry Inc. *                                                       84,750
    2,000                    US             Wilmar Industries Inc. *                                                  33,000
                                                                                                                  ----------
                                                                                                                     372,825
                                                                                                                  ----------

                                            COMMUNICATION SERVICES                                     1.4%

    5,000                    US             Smartalk Teleservices Inc. *                                              53,750

                                            MEDIA SERVICES                                             3.0%

    4,000                   BMD             Central European Media Entertainment Ltd. Class A *                      113,501
                                                                                                                  ----------

TOTAL EQUITY INVESTMENTS
(COST $3,847,469)                                                                                     98.0%        3,664,246
                                                                                                                  ----------

SHORT-TERM INVESTMENTS

                                            MONEY MARKET FUNDS                                         1.0%

   36,686                    US             SSgA U.S. Government Money Market Fund                                    36,686
                                                                                                                  ----------

TOTAL SHORT-TERM INVESTMENTS                                                                           1.0%
(COST $36,686)                                                                                                       36,686

TOTAL INVESTMENTS (COST $3,884,155)                                                                   99.0%        3,700,932

                                            OTHER ASSETS LESS LIABILITIES                              1.0%           39,060
                                                                                                                  ----------

                                            NET ASSETS                                               100.0%       $3,739,992
                                                                                                                  ----------
                                                                                                                  ----------



*  Non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                      (UNAUDITED)

    The Fund's investments in securities at April 30, 1997 categorized by country:

                                       % of Net Assets
                       -------------------------------------------
                                        Short-Term
Country                    Equities     and Other       Total
-------                    --------     ---------     --------
Austria                     0.9%                         0.9%
Bermuda                     3.0%                         3.0%
Canada                      9.7%           0.3%         10.0%
Chile                       1.9%                         1.9%
Finland                     2.2%                         2.2%
France                      5.0%                         5.0%
Germany                     5.6%                         5.6%
Hong Kong                   2.2%                         2.2%
Indonesia                   0.5%                         0.5%
Ireland                     1.2%                         1.2%
Japan                       2.2%                         2.2%
Mexico                      1.5%                         1.5%
Netherlands                 2.4%                         2.4%
Norway                      3.5%                         3.5%
Spain                       1.6%                         1.6%
Sweden                      0.8%                         0.8%
Switzerland                 1.9%                         1.9%
United Kingdom              6.3%                         6.3%
United States              45.5%           1.8%         47.3%
                        ----------      ---------    --------
  Total                    97.9%           2.1%        100.0%
                        ----------      ---------    --------
                        ----------      ---------    --------

       The accompanying notes are an integral part of the financial statements.

                                            RCM GLOBAL SMALL CAP FUND
                                      STATEMENT OF ASSETS AND LIABILITIES
                                                  APRIL 30, 1997
                                                  (UNAUDITED)

ASSETS:
     Investments in securities, at value (cost $3,884,155) (Note 1)                       $   3,700,932
     Foreign currency, at value (cost $13,244) (Note 1)                                          13,243
     Receivable for investments sold                                                            265,148
     Deferred organizational costs (Note 5)                                                       9,342
     Dividends receivable                                                                         1,488
     Other assets                                                                                   574
                                                                                          -------------
         Total Assets                                                                         3,990,727
                                                                                          -------------

LIABILITIES:
     Payable for investments purchased                                                          220,252
     Payable for organizational costs (Note 5)                                                    8,032
     Payable for Directors' fees (Note 6)                                                         4,933
     Payable for legal fees                                                                       4,932
     Payable for audit fees                                                                       4,932
     Payable for transfer agent fees                                                              3,006
     Payable for investment management fees (Note 6)                                              2,618
     Payable for custodian fees                                                                   1,587
     Payable for insurance expenses                                                                 443
                                                                                          -------------
                     Total Liabilities                                                          250,735
                                                                                          -------------
NET ASSETS                                                                                $   3,739,992
                                                                                          -------------
                                                                                          -------------

NET ASSETS CONSIST OF:
     Paid-in capital                                                                          4,000,100
     Net investment loss                                                                        (23,418)
     Accumulated net realized loss on investments and foreign
           currency transactions                                                                (53,473)
     Net unrealized depreciation on investments and translation of
           other assets and liabilities on foreign currencies                                  (183,217)
                                                                                          -------------
NET ASSETS                                                                                $   3,739,992
                                                                                          -------------
                                                                                          -------------

Net asset value per share
  ($3,739,992 + 400,010 shares outstanding)                                               $        9.35
                                                                                          -------------
                                                                                          -------------

       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                               STATEMENT OF OPERATIONS
                       FOR THE FOUR MONTHS ENDED APRIL 30, 1997
                                      (UNAUDITED)


INVESTMENT INCOME:
    Income:

         Dividends (net of foreign withholding tax of $248)                                   5,529
         Interest                                                                             3,854
                                                                                      --------------
            Total income                                                                      9,383
                                                                                      --------------
    Expenses:
         Investment management fees (Note 6)                                                 16,196
         Directors' fees (Note 6)                                                             9,932
         Transfer agent fees                                                                  7,052
         Legal fees                                                                           4,932
         Audit fees                                                                           4,932
         Registration and filing fees                                                         2,829
         Custodian fees                                                                       2,781
         Amortization of organizational costs (Note 5)                                          658
         Miscellaneous expenses                                                               3,298
                                                                                      --------------
            Total expenses before reimbursements                                             52,610
         Expenses reimbursed by investment manager (Note 6)                                 (19,809)
                                                                                      --------------
            Total net expenses                                                               32,801
                                                                                      --------------

              Net investment loss                                                           (23,418)
                                                                                      --------------

NET REALIZED AND UNREALIZED LOSS:
    Net realized loss from investments                                                      (50,951)
    Net realized loss from foreign currency transactions                                     (2,522)
                                                                                      --------------
         Net realized loss                                                                  (53,473)
                                                                                      --------------

    Net change in unrealized depreciation on investments and
       translation of other assets and liabilities on foreign currencies                   (183,217)
                                                                                      --------------

         Net realized and unrealized loss during the period                                (236,690)
                                                                                      --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $    (260,108)
                                                                                      --------------
                                                                                      --------------


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                         STATEMENTS OF CHANGES IN NET ASSETS





                                                                                                        December 31, 1996
                                                                            Four Months Ended             (commencement
                                                                             April 30, 1997              of operations) to
                                                                              (Unaudited)               December 31, 1996
                                                                          ---------------------        -------------------
OPERATIONS:
  Net investment loss                                                     $       (23,418)              $             -

  Net realized loss on investments and foreign
      currency transactions                                                       (53,473)                            -

  Net change in unrealized depreciation on
      investments and translation of other assets
      and liabilities on foreign currencies                                      (183,217)                            -
                                                                          ---------------------        -------------------

  Net decrease in net assets resulting from
      operations                                                                 (260,108)                            -


  NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
      (Note 3)                                                                        100                     4,000,000
                                                                          ---------------------        -------------------

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (260,008)                    4,000,000


  NET ASSETS:
      Beginning of period                                                       4,000,000                             -
                                                                          ---------------------        -------------------
      End of period *                                                     $     3,739,992                $    4,000,000
                                                                          ---------------------        -------------------
                                                                          ---------------------        -------------------

* Includes accumulated net investment loss of                                    $(23,418)               $            -
                                                                          ---------------------        -------------------
                                                                          ---------------------        -------------------






       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                                 FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding are as follows:


                                                                                                      December 31, 1996
                                                                           Four Months Ended           (commencement
                                                                            April 30, 1997              of operations) to
                                                                              (Unaudited)              December 31, 1996
                                                                           ------------------         ---------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                                       $    10.00                   $     10.00
                                                                               -----------                  -----------
    Net investment loss (a)                                                         (0.06)  (b)                       -


    Net realized and unrealized loss
       on investments (a)                                                           (0.59)                            -
                                                                               -----------                   ----------

    Net decrease in net asset value
       resulting from investment operations (a)                                     (0.65)                            -
                                                                               -----------                   ----------


NET ASSET VALUE, END OF PERIOD                                                 $     9.35                    $    10.00
                                                                               -----------                   ----------
                                                                               -----------                   ----------

TOTAL RETURN (c)                                                                    (6.60%)                        0.00%
                                                                               -----------                   ----------
                                                                               -----------                   ----------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)                                     $   0.0390                    $   0.0465
                                                                               -----------                   ----------
                                                                               -----------                   ----------

Net assets, end of period (in 000's)                                           $    3,740                    $    4,000
                                                                               -----------                   ----------
                                                                               -----------                   ----------

Ratio of expenses to average net assets                                              2.50%  (b)                   0.00% (f)
                                                                               -----------                   ----------
                                                                               -----------                   ----------
Ratio of net investment loss to average
     net assets                                                                     (1.78%) (b)                   0.00% (f)
                                                                               -----------                   ----------
                                                                               -----------                   ----------

Portfolio turnover                                                                  44.80%  (e)                   0.00% (f)
                                                                               ------------                  ----------
                                                                               ------------                  ----------



-------------------------------------
(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 4.01% and the ratio of net investment loss to average net assets would have been (3.29%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Not annualized.
(f) Not annualized.  Fund was in operation for one day.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Global Small Cap Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    a.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    c.  FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    d.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

     e.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITIES

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.  CAPITAL SHARES

    At April 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Large Cap Growth Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 10 shares sold for a total of $100 during the four-month period ended April 30, 1997. At April 30, 1997, 400,000 shares of the total 400,010 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.  PURCHASES AND SALES OF SECURITIES

    For the four-month period ended April 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $3,015,657 and $1,565,894, respectively. During the same period, short-term sales/maturities of U.S. government obligations aggregated $3,998,761, and there were no purchases of U.S. government obligations by the Fund. At April 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (UNAUDITED)


5.  DEFERRED ORGANIZATIONAL COSTS

    Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.25% of the Fund's average daily net assets. For the four-month period ended April 30, 1997, the Fund recorded investment management fees of $16,196.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 2.50% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $19,809 for the four-month period ended April 30, 1997.

    Funds Distributor, Inc. (the "Distributor"), acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the four-month period ended April 30, 1997, the Fund did not record any 12b-1 fees.

    Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109

RCM LARGE CAP GROWTH FUND
FINANCIAL REPORT
APRIL 30, 1997

                              RCM LARGE CAP GROWTH FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)

                                                                       % OF
SHARES        COUNTRY        EQUITY INVESTMENTS                      NET ASSETS          MARKET VALUE
------        -------        -----------------                       ----------          ------------
CONSUMER DURABLES SECTOR                                                    0.5%

                             OTHER CONSUMER DURABLES                        0.5%

    500          US          Harman International Industries Inc.                       $     19,125

CONSUMER NON-DURABLES SECTOR                                               20.8%

                             BEVERAGE AND TOBACCO                           3.6%

   1,100         US          The Coca-Cola Company                                             69,988
     800         MEX         Pan American Beverages Inc. Class A                               23,200
   1,500         US          Philip Morris Companies Inc.                                      59,063
                                                                                         ------------
                                                                                              152,251
                                                                                         ------------

                             FOOD AND FOOD PROCESSING                       0.5%

     300         US          Pioneer Hi Bred International Inc.                                21,188

                             GENERAL RETAIL                                 3.2%

     400         US          CVS Corp.                                                         19,850
     350         US          Home Depot, Inc.                                                  20,300
   1,300         US          Liz Claiborne, Inc.                                               58,825
   1,200         US          PETsMART, Inc. *                                                  20,175
     700         US          Saks Holdings Inc.                                                13,388
                                                                                         ------------
                                                                                              132,538
                                                                                         ------------

                             HOUSEHOLD/RELATED NON-DURABLES                 8.3%

   1,300         US          Colgate-Palmolive Company                                        144,300
     900         US          Gillette Company                                                  76,500
   1,100         US          Kimberly-Clark Corporation                                        56,375
     400         US          The Procter & Gamble Company                                      50,300
     600         US          Revlon Inc. Class A *                                             22,050
                                                                                         ------------
                                                                                              349,525
                                                                                         ------------

                             LEISURE TIME PRODUCTS/SERVICES                 5.2%

   1,000         US          Doubletree Corp. *                                                42,000
   2,100         US          Hasbro Inc.                                                       52,500
   7,000         US          Host Marriott Corp. *                                            121,625
                                                                                         ------------
                                                                                              216,125
                                                                                         ------------



         The accompanying notes are an intergral part of the financial statements.


                                       Page 1

                              RCM LARGE CAP GROWTH FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)
                                                                       % OF
SHARES        COUNTRY        EQUITY INVESTMENTS                      NET ASSETS          MARKET VALUE
------        -------        -----------------                       ----------          ------------
CYCLICAL/CAPITAL GOODS SECTOR                                               9.8%

                             AEROSPACE AND DEFENSE                          3.8%

     200         US          The Boeing Company                                     $          19,725
     700         US          Rockwell International Corp.                                      46,550
   1,900         US          Sundstrand Corp.                                                  92,625
                                                                                         ------------
                                                                                              158,900
                                                                                         ------------

                             ELECTRICAL EQUIPMENT                           4.4%

     900         US          General Electric Company                                          99,788
   1,200         US          Honeywell Inc.                                                    84,750
                                                                                         ------------
                                                                                              184,538
                                                                                         ------------

                             INDUSTRIAL EQUIPMENT                           1.6%

   1,100          US         Tyco International Ltd.                                           67,100

ENERGY SECTOR                                                               4.2%

                             ENERGY                                         4.2%

   1,100         US          Baker Hughes, Inc.                                                37,950
     150         UK          British Petroleum Co., PLC ADR                                    20,644
     600         US          Camco International Inc.                                          26,625
     700         US          Chevron Corporation                                               47,950
     400        NETH         Schlumberger Ltd.                                                 44,300
                                                                                         ------------
                                                                                              177,469
                                                                                         ------------

HEALTH CARE SECTOR                                                         26.0%

                             DRUGS & HOSPITAL SERVICES                     24.8%

   1,600         US          Amgen Inc.                                                        94,200
   2,200         US          Centocor Inc. *                                                   61,875
   1,600         US          Guidant Corp.                                                    109,200
   1,900         US          Eli Lilly & Co                                                   166,963
   1,200         US          Medtronic Inc.                                                    83,100
     600         US          Merck & Co., Inc.                                                 54,300
   1,400         US          Pfizer Inc.                                                      134,400
     500         US          Pharmacia & Upjohn Inc.                                           14,813
   1,000         US          SangStat Medical Corp. *                                          17,125
   2,300         UK          SmithKline Beecham PLC ADR                                       185,438
   1,200         US          Warner-Lambert Company                                           117,600
                                                                                         ------------
                                                                                            1,039,014
                                                                                         ------------

       The accompanying notes are an integral part of the financial statements.


                                    Page 2


                              RCM LARGE CAP GROWTH FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)
                                                                       % OF
SHARES        COUNTRY        EQUITY INVESTMENTS                      NET ASSETS          MARKET VALUE
------        -------        -----------------                       ----------          ------------
                             HEALTH CARE SERVICES                           1.2%

     400         US          HBO & Co.                                              $          21,400
   1,100         US          PhyCor Inc. *                                                     29,288
                                                                                         ------------
                                                                                               50,688
                                                                                         ------------

INTEREST-SENSITIVE SECTOR                                                   8.9%

                             BANKING                                        2.7%

   1,000         US          Citicorp                                                         112,625

                             GENERAL FINANCE                                3.3%

   1,500         US          AMRESCO Inc. *                                                    21,844
   1,300         US          Federal National Mortgage Association                             53,463
   2,200         US          Glendale Federal Bank FSB (California) *                          54,725
     500        CAN          Newcourt Credit Group Inc.                                         9,234
                                                                                         ------------
                                                                                              139,266
                                                                                         ------------

                             INSURANCE                                      2.9%

     800         US          American International Group Inc.                                102,800
     400         US          PMI Group Inc.                                                    20,450
                                                                                         ------------
                                                                                              123,250
                                                                                         ------------

TECHNOLOGY SECTOR                                                          17.1%

                             COMPUTERS AND OFFICE EQUIPMENT                 2.4%

   1,000         US          E M C Corp. *                                                     36,375
     300         US          International Business Machines Corp.                             48,225
     600         US          Sun Microsystems Inc. *                                           17,288
                                                                                         ------------
                                                                                              101,888
                                                                                         ------------

                             ELECTRONICS AND NEW TECHNOLOGY                 6.8%

   1,000         US          Ascend Communications Inc. *                                      45,750
   1,200        SWDN         Ericsson LM Telephone Co. Sponsored ADR                           40,350
     600         US          Intel Corp.                                                       91,875
     700         CAN         Newbridge Networks Corp. *                                        22,225
   1,300         FIN         Nokia Corp. Sponsored ADR A                                       84,013
                                                                                         ------------
                                                                                              284,213
                                                                                         ------------

        The accompanying notes are an integral part of the financial statements.


                                     Page 3


                              RCM LARGE CAP GROWTH FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)
                                                                       % OF
SHARES        COUNTRY        EQUITY INVESTMENTS                      NET ASSETS          MARKET VALUE
------        -------        -----------------                       ----------          ------------
                             TECHNOLOGY SERVICES                            7.9%

     500         US          America Online Inc. *                                  $          22,563
     300         US          Computer Sciences Corp. *                                         18,750
     900         US          Electronics Arts Inc. *                                           21,713
     600         US          First Data Corp.                                                  20,700
     500         US          McAfee Associates Inc. *                                          27,875
   1,500         US          Microsoft Corp. *                                                182,250
   1,400         US          Sterling Commerce Inc. *                                          36,225
                                                                                         ------------
                                                                                              330,076
                                                                                         ------------

TELEMEDIA/SERVICES SECTOR                                                   7.4%

                             BUSINESS SERVICES                              3.7%

   1,400         UK          Danka Business Systems PLC Sponsored ADR                          42,788
   1,100         US          Manpower Inc. *                                                   44,138
   1,200         US          Olsten Corp.                                                      21,150
   1,400         US          Reynolds & Reynolds Co. Class A                                   29,050
     600         US          USA Waste Services, Inc. *                                        19,650
                                                                                         ------------
                                                                                              156,776
                                                                                         ------------

                             COMMUNICATION SERVICES                         3.7%

     450         US          GTE Corporation                                                   20,644
   2,200         US          Nextel Communications Inc. *                                      29,003
   4,400         US          WorldCom Inc. *                                                  105,600
                                                                                         ------------
                                                                                              155,247
                                                                                         ------------

TOTAL EQUITY INVESTMENTS
(COST $3,739,791)                                                          94.7%            3,971,802
                                                                                         ------------

SHORT-TERM INVESTMENTS

                             MONEY MARKET FUNDS                             3.1%

 130,918         US          SSgA U.S. Government Money Market Fund                           130,918
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS                                                3.1%
(COST $130,918)                                                                               130,918
                                                                                         ------------

TOTAL INVESTMENTS (COST $3,870,709)                                        97.8%            4,102,720

                             OTHER ASSETS LESS LIABILITIES                  2.2%               95,645
                                                                                         ------------

                             NET ASSETS                                   100.0%    $       4,198,365
                                                                                         ------------
                                                                                         ------------

*   Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    APRIL 30, 1997
                                     (UNAUDITED)

The Fund's investments in securities at April 30, 1997 categorized by country:

                                              % of Net Assets
                             ----------------------------------------------

                                                 Short-Term
    Country                  Equities             and Other           Total
    -------                  --------            ----------           -----
    Canada                     0.7%                 0.1%               0.8%
    Finland                    2.0%                                    2.0%
    Netherlands                1.1%                                    1.1%
    Panama/Mexico              0.6%                                    0.6%
    Sweden                     1.0%                                    1.0%
    United Kingdom             5.9%                                    5.9%
    United States             83.4%                 5.2%              88.6%
                             --------            ----------          ------
       Total                  94.7%                 5.3%             100.0%
                             --------            ----------          ------
                             --------            ----------          ------

                              RCM LARGE CAP GROWTH FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                    APRIL 30, 1997
                                     (UNAUDITED)


ASSETS:
  Investments in securities, at value (cost $3,870,709) (Note 1)   $ 4,102,720
  Foreign currency, at value (cost $3,694) (Note 1)                      3,694
  Receivable for investments sold                                      123,498
  Deferred organizational costs (Note 5)                                 9,342
  Dividends receivable                                                   4,692
  Receivable from investment manager (Note 6)                            1,006
                                                                   -----------
    Total Assets                                                     4,244,952
                                                                   -----------

LIABILITIES:
  Payable for investments purchased                                     18,440
  Payable for organizational costs (Note 5)                              8,032
  Payable for legal fees                                                 4,932
  Payable for Directors' fees (Note 6)                                   4,932
  Payable for audit fees                                                 4,932
  Payable for transfer agent fees                                        3,032
  Payable for custodian fees                                             1,393
  Payable for insurance expenses                                           443
  Payable for miscellaneous expenses                                       451
                                                                   -----------
    Total Liabilities                                                   46,587
                                                                   -----------
NET ASSETS                                                         $ 4,198,365
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $ 4,000,100
  Net investment loss                                                   (4,725)
  Accumulated net realized loss on investments and foreign
    currency transactions                                              (29,024)
  Net unrealized appreciation on investments and translation of
    other assets and liabilities on foreign currencies                 232,014
                                                                   -----------
NET ASSETS                                                         $ 4,198,365
                                                                   -----------
                                                                   -----------

NET ASSET VALUE PER SHARE
  ($4,198,365 divided by 400,009 shares outstanding)               $     10.50
                                                                   -----------
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                               STATEMENT OF OPERATIONS
                       FOR THE FOUR MONTHS ENDED APRIL 30, 1997
                                     (UNAUDITED)


INVESTMENT INCOME:
    Income:
         Dividends (net of foreign withholding tax of $432)     $   20,555

    Expenses:
         Investment management fees (Note 6)                        10,250
         Directors' fees (Note 6)                                    9,932
         Transfer agent fees                                         7,132
         Legal fees                                                  4,932
         Audit fees                                                  4,932
         Custodian fees                                              3,438
         Registration and filing fees                                2,829
         Amortization of organizational costs (Note 5)                 658
         Insurance expenses                                            444
         Miscellaneous expenses                                      2,400
                                                                ----------
              Total expenses before reimbursements                  46,947
         Expenses reimbursed by investment manager (Note 6)        (21,667)
                                                                ----------
              Total net expenses                                    25,280
                                                                ----------

                Net investment loss                                 (4,725)
                                                                ----------


NET REALIZED AND UNREALIZED GAIN (LOSS):
         Net realized loss from investments                        (27,285)
         Net realized loss from foreign currency transactions       (1,739)
                                                                ----------
              Net realized loss                                    (29,024)
                                                                ----------

         Net change in unrealized appreciation on investments
           and translation of other assets and liabilities on
           foreign currencies                                      232,014
                                                                ----------


         Net realized and unrealized gain during the period        202,990
                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  198,265
                                                                ----------
                                                                ----------


    The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                         STATEMENTS OF CHANGES IN NET ASSETS



                                                                               December 31, 1996
                                                      Four Months Ended          (commencement
                                                       April 30, 1997          of operations) to
                                                        (Unaudited)            December 31, 1996
                                                      -----------------        -----------------
OPERATIONS:
    Net investment loss                                $      (4,725)          $              -
    Net realized loss on investments and foreign
      currency transactions                                  (29,024)                         -
    Net change in unrealized appreciation on
      investments and translation of other assets
      and liabilities on foreign currencies                  232,014                          -
                                                       -------------            ---------------

    Net increase in net assets resulting from
      operations                                             198,265                          -

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
    (Note 3)                                                     100                  4,000,000
                                                       -------------            ---------------

TOTAL INCREASE IN NET ASSETS                                 198,365                  4,000,000

NET ASSETS:
    Beginning of period                                    4,000,000                          -
                                                       -------------            ---------------
    End of period *                                    $   4,198,365            $     4,000,000
                                                       -------------            ---------------
                                                       -------------            ---------------


----------------------
*   Includes accumulated net investment loss of        $      (4,725)           $             -
                                                       -------------            ---------------
                                                       -------------            ---------------



    The accompanying notes are an integral part of the financial statements.

                            RCM LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:

                                                                             December 31, 1996
                                                         Four Months Ended     (commencement
                                                          April 30, 1997     of operations) to
                                                            (Unaudited)      December 31, 1996
                                                         -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $    10.00          $    10.00
                                                            ----------          ----------
  Net investment loss (a)                                        (0.01)(b)               -
  Net realized and unrealized gain
    on investments (a)                                            0.51                   -
                                                            ----------          ----------
  Net increase in net asset value
    resulting from investment operations (a)                      0.50                   -
                                                            ----------          ----------

NET ASSET VALUE, END OF PERIOD                              $    10.50          $    10.00
                                                            ----------          ----------
                                                            ----------          ----------

TOTAL RETURN (c)                                                  4.90%               0.00%
                                                            ----------          ----------
                                                            ----------          ----------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)                  $   0.0727          $   0.0326
                                                            ----------          ----------
                                                            ----------          ----------

Net assets, end of period (in 000's)                        $    4,198          $    4,000
                                                            ----------          ----------
                                                            ----------          ----------

Ratio of expenses to average net assets                           1.85%(b)            0.00%(f)
                                                            ----------          ----------
                                                            ----------          ----------

Ratio of net investment loss to average
  net assets                                                     (0.35%)(b)           0.00%(f)
                                                            ----------          ----------
                                                            ----------          ----------

Portfolio turnover                                               49.59%(e)            0.00%(f)
                                                            ----------          ----------
                                                            ----------          ----------

-------------------------
(a)  Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.05 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.44% and the ratio of net investment loss to average net assets would have been (1.93%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e)  Not annualized.
(f)  Not annualized.  Fund was in operation for one day.

                            RCM LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     RCM Large Cap Growth Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

     a.   SECURITIES VALUATIONS:

     Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

     b.   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

     Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

     c.   FOREIGN CURRENCY TRANSACTIONS:

     The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                            RCM LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d.   FEDERAL INCOME TAXES:

     It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

     e.   DISTRIBUTIONS:

     Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.   INVESTMENT IN FOREIGN SECURITIES

     Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.   CAPITAL SHARES

     At April 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Global Small Cap Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 9 shares sold for a total of $100 during the four-month period ended April 30, 1997. At April 30, 1997, 400,000 shares of the total 400,009 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.   PURCHASES AND SALES OF SECURITIES

     For the four-months ended April 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $4,412,671 and $1,709,344, respectively. During the same period, short-term sales/maturities of U.S. government obligations aggregated $3,999,077, and there were no purchases of U.S. government obligations by the Fund. At April 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                            RCM LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997
                                   (UNAUDITED)


5.   DEFERRED ORGANIZATIONAL COSTS

     Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 0.75% of the Fund's average daily net assets. For the four-month period ended April 30, 1997, the Fund recorded investment management fees of $10,250.

     RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 1.85% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $21,667 for the four-month period ended April 30, 1997.

     Funds Distributor, Inc. (the "Distributor"), acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the four- month period ended April 30, 1997, the Fund did not record any 12b-1 fees.

     Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109

                                        PART C

                                  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS

    1. Statement of Investments in Securities and Net Assets, Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets for RCM Equity Funds, Inc., with regard to RCM Global Technology Fund, RCM Global Small Cap Fund, RCM Large Cap Growth Fund and RCM Global Health Care Fund, as of December 31, 1996 (previously filed with the Annual Reports to Shareholders, March 3, 1997, and with Post-Effective Amendment No. 3, May 1, 1997, and incorporated herein by reference).

    2. Unaudited financial statements as of April 30, 1997 with regard to RCM Global Health Care Fund, RCM Global Small Cap Fund and RCM Large Cap Growth Fund, including Statements of Investments in Securities and Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the related notes to Financial Statements (filed as an attachment to Part B and as Exhibit 20(b)).

(b) EXHIBITS

    1.   (a)  Articles of Incorporation of Registrant (previously filed as
              Exhibit 1 to the Registration Statement, September 29, 1995, and incorporated herein by reference).

         (b) Articles Supplementary to Articles of Incorporation of Registrant dated December 12, 1996 with respect to RCM Global Health Care Fund, RCM Global Small Cap Fund and RCM Large Cap Growth Fund (previously filed with Post-Effective Amendment No. 2, March 12, 1997, and incorporated herein by reference).

         (c) Form of Articles Supplementary to Articles of Incorporation of Registrant with respect to RCM Kleinwort Benson Emerging Markets Fund (previously filed with Post-Effective Amendment No. 2, March 12, 1997, and incorporated herein by reference).

    2. (a) Bylaws of Registrant (previously filed with Pre-Effective Amendment No. 2, December 26, 1995, and incorporated herein by reference).

         (b) Form of Amendments to Bylaws of Registrant (previously filed with Post-Effective Amendment No. 3, May 1, 1997, and incorporated herein by reference).

    3.   None.

    4. (a) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Technology Fund, and excerpts from Articles of Incorporation and Bylaws (previously filed with Pre-Effective Amendment No. 2,
              December 26, 1995, and incorporated herein by reference).

         (b) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Health Care Fund (previously filed with Post-Effective Amendment No. 1,
              October 17, 1996, and incorporated herein by reference).

         (c) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Small Cap Fund (previously filed with Post-Effective Amendment No. 1,
              October 17, 1996, and incorporated herein by reference).

         (d) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Large Cap Growth Fund (previously filed with Post-Effective Amendment No. 1,
              October 17, 1996, and incorporated herein by reference).

         (e) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Kleinwort Benson Emerging Markets Fund (previously filed with Post-Effective Amendment
              No. 2, March 12, 1997, and incorporated herein by reference).

    5. (a) Investment Management Agreement, Power of Attorney and Services Agreement between Registrant, on behalf of RCM Global Technology Fund, and RCM Capital Management, L.L.C., dated as of June 14, 1996 (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (b) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Health Care Fund, and RCM Capital Management, L.L.C. (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (c) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Small Cap Growth Fund, and RCM Capital Management, L.L.C. (previously filed with Post-Effective Amendment No. 1,
              October 17, 1996, and incorporated herein by reference).

         (d) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Large Cap Growth Fund, and RCM Capital Management, L.L.C. (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (e) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Kleinwort Benson Emerging Markets Fund, and RCM Capital Management, L.L.C. (previously filed with Post-Effective Amendment No. 2, March 12, 1997, and incorporated herein by reference).

         (f) Form of Sub-Advisory Agreement between RCM Capital Management, L.L.C. and Kleinwort Benson Investment Management America, Inc. with respect to the RCM Kleinwort Benson Emerging Markets Fund (previously filed with Post-Effective Amendment No. 2, March 12, 1997, and incorporated herein by reference).

         (g) Form of Administration Agreement between Registrant, on behalf of RCM Kleinwort Benson Emerging Markets Fund, and RCM Capital Management, L.L.C. (previously filed with Post-Effective Amendment No. 2, March 12, 1997, and incorporated herein by reference).

    6. (a) Agreement between RCM Capital Management, a California Limited Partnership, Registrant, RCM Capital Funds, Inc. and Funds Distributor, Inc. ("FDI"), dated June 13, 1996 (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (b) Distribution Agreement between Registrant and FDI, dated June 13, 1996 (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (c) Fee Letter Agreement between RCM Capital Funds, Inc., Registrant, RCM Capital Management, a California Limited Partnership, and FDI, dated June 13, 1996 (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (d) Form of Selling Agreement (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

    7.   None.

    8. (a) Custodian Contract and remuneration schedule between Registrant and State Street Bank and Trust Company (previously filed with Pre-Effective
                                         C-3

              Amendment No. 2, December 26, 1995, and incorporated herein by reference).

         (b) Form of Amendment to Custodian Contract between Registrant, with regard to RCM Global Health Care Fund, and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (c) Form of Amendment to Custodian Contract between Registrant, with regard to RCM Global Small Cap Fund, and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (d) Form of Amendment to Custodian Contract between Registrant, with regard to RCM Large Cap Growth Fund, and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

         (e) Form of Custodian Agreement between Registrant, on behalf of RCM Kleinwort Benson Emerging Markets Fund, and the Registrant's Custodian (previously filed with Post-Effective Amendment No. 2, March 12, 1997).

    9. Agreement, dated as of June 14, 1996, between RCM Capital Management, L.L.C. and Registrant related to the use by Registrant of the name "RCM" (previously filed with Post-Effective Amendment No. 1,
         October 17, 1996, and incorporated herein by reference).

    10. (a) Opinion and consent of Baetjer, Venable and Howard, LLP as to legality of securities being registered (previously filed with Pre-Effective Amendment No. 2, December 26, 1995, and incorporated herein by reference).

         (b)  Letter of Paul, Hastings, Janofsky & Walker LLP.

    11.  Consent of Coopers & Lybrand L.L.P.

    12.  None.

    13.  None.

    14.  None.

    15. Rule 12b-1 Plan (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

    16.  None.

    17.  Financial Data Schedule.

    18.  None.

    19. Power of Attorney for DeWitt F. Bowman, Pamela A. Farr, Thomas S. Foley, Frank P. Greene and George G.C. Parker (previously filed with Post-Effective Amendment No. 1, October 17, 1996, and incorporated herein by reference).

    20. (a) Financial Statements referred to in Item 24 (a)1, filed pursuant to Rule 303 of Regulation S-T (previously filed with Post-Effective Amendment No. 3 and incorporated herein by reference).

         (b)  Financial Statements referred to in Item 24 (a)2.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         RCM Growth Equity Fund, RCM Small Cap Fund and RCM International Growth Equity Fund A are each series of RCM Capital Funds, Inc., an open-end management investment company ("Capital Funds"), for which RCM Capital Management, L.L.C. acts as investment manager. RCM Strategic Global Government Fund, Inc. is a closed-end management investment company ("RCS"), for which RCM Capital Management, L.L.C. acts as investment manager. Certain officers and/or directors of Capital Funds and RCS are also officers and/or directors of Registrant. Accordingly, Capital Funds and RCS may be deemed to be under common control with Registrant.

         Funds Distributor, Inc. ("FDI") acts as distributor of shares of the funds of Registrant. Certain officers or employees of FDI also serve as officers of Registrant, Capital Funds and RCS. Accordingly, FDI may be deemed to be under common control with Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                 As of April 30, 1997

         TITLE OF CLASS                               NUMBER OF RECORD-HOLDERS

         RCM Global Technology Fund                             37
         Capital Stock
         ($0.0001 par value)

         RCM Global Health Care Fund                             2
         Capital Stock
         ($0.0001 par value)

         RCM Large Cap Growth Fund                               2
         Capital Stock
         ($0.0001 par value)

         RCM Global Small Cap Fund                               2
         Capital Stock
         ($0.0001 par value)


ITEM 27. INDEMNIFICATION.

         Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify directors and officers of the corporation under various circumstances as provided in such statute. A director or officer who has been successful on the merits or otherwise, in the defense of any proceeding, must be indemnified against reasonable expenses incurred by such person in connection with the proceeding. Reasonable expenses may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

         Article VI of the Bylaws of Registrant contains indemnification provisions conforming to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended.

         The Registrant and the directors and officers of Registrant obtained coverage under an Errors and Omissions insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the provisions of Maryland law and Registrant's Articles of Incorporation and Bylaws, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Registrant's investment manager, RCM Capital Management, L.L.C., is a Delaware limited liability company, whose two members are Dresdner Bank AG ("Dresdner") and Dresdner Kleinwort Benson North America, Inc. ("Dresdner Kleinwort Benson"). Dresdner is an international banking organization whose principal executive offices are located at Gallunsanlage 7, 60041 Frankfurt am Main, Frankfurt, Germany. Dresdner Kleinwort Benson is a wholly owned subsidiary of Dresdner whose principal executive offices are located at 75 Wall Street, New York, New York 10005.

ITEM 29. PRINCIPAL UNDERWRITERS.

         (a) Funds Distributor, Inc. ("FDI"), whose principal offices are located at 60 State Street, Suite 1300, Boston Massachusetts 02109, is the principal underwriter of Registrant. FDI is an indirect, wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers. FDI also serves as principal underwriter of the following investment companies:

              BJB Investment Funds
              The Brinson Funds
              Burridge Funds
              Fremont Mutual Funds, Inc.
              HT Insight Funds, Inc. d/b/a Harris Insight Funds
              Harris Insight Funds Trust
              The JPM Institutional Funds
              The JPM Pierpont Funds
              The JPM Series Trust
              The JPM Series Trust II
              LKCM Fund
              Monetta Fund, Inc.
              Monetta Fund Trust
              The Munder Framlington Funds Trust
              The Munder Funds, Inc.
              The Munder Funds Trust
              The PanAgora Institutional Funds
              RCM Equity Funds, Inc.
              St. Clair Money Market Fund, Inc.
              The Skyline Funds
              Waterhouse Investors Cash Management Fund, Inc.
              WEBS Index Fund, Inc.

              FDI does not act as a depositor or investment adviser of any investment company.

         (b)  The directors and executive officers of FDI are set forth below:


NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH                             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  FUNDS DISTRIBUTOR, INC.                                REGISTRANT

--------------------------------------------------------------------------------------------------------------------------
Marie E. Connolly                 Director, President and Chief                          None
                                  Executive Officer
--------------------------------------------------------------------------------------------------------------------------
Richard W. Ingram                 Executive Vice President                               President, Treasurer and Chief
                                                                                         Financial Officer
--------------------------------------------------------------------------------------------------------------------------
Donald R. Roberson                Executive Vice President                               None
--------------------------------------------------------------------------------------------------------------------------
John E. Pelletier                 Senior Vice President, General                         Vice President and Secretary
                                  Counsel, Secretary and Clerk
--------------------------------------------------------------------------------------------------------------------------
Michael S. Petrucelli             Senior Vice President                                  None
--------------------------------------------------------------------------------------------------------------------------
Joseph F. Tower III               Director, Senior Vice                                  None
                                  President, Treasurer and Chief
                                  Financial Officer
--------------------------------------------------------------------------------------------------------------------------
Paula R. David                    Senior Vice President                                  None
--------------------------------------------------------------------------------------------------------------------------
Bernard A. Whalen                 Senior Vice President                                  None
--------------------------------------------------------------------------------------------------------------------------
David A. Wrubel                   Senior Vice President                                  None
--------------------------------------------------------------------------------------------------------------------------
William J. Nutt                   Director                                               None


         (c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of Registrant's investment manager, RCM Capital Management, L.L.C., Four Embarcadero Center, San Francisco, California 94111; and/or Registrant's distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Records covering portfolio transactions are also maintained and kept by Registrant's custodian and transfer agent, State Street Bank and Trust Company, U.S. Mutual Funds Services Division, P.O. Box 1713, Boston, Massachusetts 02105, and the Registrant's custodian with respect to RCM Kleinwort Benson Emerging Markets Fund.

ITEM 31. MANAGEMENT SERVICES.

         None.

ITEM 32. UNDERTAKINGS.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RCM Equity Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on June 30, 1997.

                                       RCM EQUITY FUNDS, INC.




                                       By:
                                          ---------------------------------
                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                            TITLE                  DATE

(1) Principal Executive Officer             President             June 30, 1997


    --------------------------
    Richard W. Ingram

(2) Chief Financial and Accounting Officer  Treasurer             June 30, 1997


    ---------------------------
    Richard W. Ingram

         SIGNATURE                            TITLE                  DATE

(3) Directors

    /s/ Dewitt F. Bowman*                                         June 30, 1997
    ---------------------
    DeWitt F. Bowman

    /s/ Pamela A. Farr*                                           June 30, 1997
    -------------------
    Pamela A. Farr

    /s/ Thomas S. Foley *                                         June 30, 1997
    ---------------------
    Thomas S. Foley

    /s/ Frank P. Greene *                                         June 30, 1997
    ---------------------
    Frank P. Greene

    /s/ George G.C. Parker *                                      June 30, 1997
    ----------------------
    George G.C. Parker



By:                                                               June 30, 1997
    ----------------------
    Richard W. Ingram
    as Attorney-in-Fact




----------------------

* By Richard W. Ingram, pursuant to Power of Attorney filed with Post-Effective Amendment No.1, October 17, 1996, and incorporated herein by reference.

                                    EXHIBIT INDEX

Number        Description
------        -----------

27            Financial Data Schedule
99.10 (b)     Letter of Paul, Hastings, Janofsky & Walker LLP
99.11         Consent of Coopers & Lybrand L.L.P.
99.20         Financial Statements referred to in Item 24 (a)2, filed pursuant to Rule 303 of Regulation S-T